UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 4.8%
Goldman Sachs Financial Square Treasury Instruments Fund	529,752	$529,752
Total Short Term Investments
(Cost $529,752)		529,752

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 91.0%
Farmer Mac[1]
0.05% due 01/09/15	$2,500,000	2,499,972
Federal Farm Credit Bank[1]
0.05% due 01/14/15	2,500,000	2,499,955
Freddie Mac[2]
0.04% due 01/13/15	2,500,000	2,499,953
Federal Home Loan Bank[1]
0.05% due 01/29/15	2,500,000	2,499,913
Total Federal Agency Discount Notes
(Cost $9,999,793)		9,999,793
Total Investments - 95.8%
(Cost $10,529,545)		$10,529,545
Other Assets & Liabilities, net - 4.2%		463,358
Total Net Assets - 100.0%		$10,992,903

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,770,200)	27	$83,277

	Units
OTC EQUITY INDEX SWAP AGREEMENTS ††
Goldman Sachs International March 2015 Goldman Sachs Multi-Hedge Strategies Long Index Swap, Terminating 03/09/15[3] (Notional Value $7,075,703)	54,013	$71,376
Goldman Sachs International March 2015 Goldman Sachs Multi-Hedge Strategies Short Index Swap, Terminating 03/09/15[4] (Notional Value $2,200,092)	18,607	$34,117

Sector Diversification
Goldman Sachs Multi-Hedge Strategies Short Index Swap[4]
Sector	% of Index
Energy	37.4%
Financials	17.9%
Industrials	16.5%
Consumer Discretionary	6.8%
Communications	5.7%
Materials	5.4%
Consumer Staples	3.7%
Health Care	3.0%
Technology	1.8%
Utilities	1.8%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap[3]
Sector	% of Index
Health Care	24.4%
Consumer Discretionary	16.9%
Consumer Staples	13.6%
Technology	11.7%
Financials	11.2%
Utilities	8.4%
Industrials	6.9%
Communications	3.4%
Materials	2.9%
Energy	0.6%
Total	100.0%

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Customized basket of 198 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at varitable rate.
[4]	Customized basket of 124 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at varitable rate.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 30.0%
Johnson & Johnson	50,183	$5,247,637
Pfizer, Inc.	156,546	4,876,408
Merck & Company, Inc.	76,408	4,339,210
Procter & Gamble Co.	44,845	4,084,931
PepsiCo, Inc.	34,047	3,219,484
Gilead Sciences, Inc.*	33,989	3,203,803
Aetna, Inc.	35,637	3,165,635
Mondelez International, Inc. — Class A	74,402	2,702,653
Medtronic, Inc.	31,972	2,308,378
Kimberly-Clark Corp.	19,006	2,195,953
DaVita HealthCare Partners, Inc.*	28,600	2,166,164
ADT Corp.	55,557	2,012,830
Kellogg Co.	30,330	1,984,795
Eli Lilly & Co.	26,698	1,841,895
Molson Coors Brewing Co. — Class B	24,469	1,823,430
ConAgra Foods, Inc.	49,765	1,805,474
AbbVie, Inc.	27,391	1,792,467
Baxter International, Inc.	23,928	1,753,683
Kroger Co.	27,161	1,744,008
Kraft Foods Group, Inc.	26,096	1,635,175
ManpowerGroup, Inc.	22,807	1,554,753
Dr Pepper Snapple Group, Inc.	21,378	1,532,375
Avon Products, Inc.	136,182	1,278,749
Coca-Cola Enterprises, Inc.	25,844	1,142,822
Campbell Soup Co.	18,112	796,928
Celgene Corp.*	6,628	741,408
Whole Foods Market, Inc.	14,372	724,636
Becton Dickinson and Co.	4,679	651,130
JM Smucker Co.	6,351	641,324
Biogen Idec, Inc.*	1,860	631,377
Total Consumer, Non-cyclical		63,599,515
Industrial - 20.0%
General Electric Co.	173,537	4,385,280
Corning, Inc.	145,758	3,342,231
Dover Corp.	40,687	2,918,072
Emerson Electric Co.	43,941	2,712,478
FedEx Corp.	14,512	2,520,154
Norfolk Southern Corp.	21,048	2,307,072
United Technologies Corp.	20,059	2,306,785
Parker-Hannifin Corp.	17,537	2,261,396
CSX Corp.	61,771	2,237,963
Cummins, Inc.	14,587	2,103,008
Agilent Technologies, Inc.	50,447	2,065,300
Fluor Corp.	30,199	1,830,965
Union Pacific Corp.	14,047	1,673,419
Honeywell International, Inc.	16,571	1,655,774
Deere & Co.	18,712	1,655,451
Avnet, Inc.	36,920	1,588,298
3M Co.	8,594	1,412,166
United Parcel Service, Inc. — Class B	9,659	1,073,791
Eaton Corporation plc	14,232	967,207
AGCO Corp.	17,525	792,130
Rockwell Automation, Inc.	5,829	648,185
Total Industrial		42,457,125
Technology - 16.3%
Apple, Inc.	80,926	8,932,611
Microsoft Corp.	117,440	5,455,088
Hewlett-Packard Co.	82,604	3,314,899
Western Digital Corp.	23,418	2,592,372
CA, Inc.	66,493	2,024,712
SanDisk Corp.	19,343	1,895,227
NetApp, Inc.	45,388	1,881,333
Accenture plc — Class A	20,700	1,848,717
NCR Corp.*	53,889	1,570,325
Teradata Corp.*	29,389	1,283,712
Xilinx, Inc.	28,624	1,239,133
NVIDIA Corp.	48,462	971,663
Cognizant Technology Solutions Corp. — Class A*	17,085	899,696
Applied Materials, Inc.	25,791	642,712
Total Technology		34,552,200
Financial - 9.9%
Wells Fargo & Co.	61,324	3,361,781
Allstate Corp.	30,703	2,156,885
Visa, Inc. — Class A	7,720	2,024,184
Comerica, Inc.	34,582	1,619,821
Morgan Stanley	35,341	1,371,231
M&T Bank Corp.	9,351	1,174,673
Capital One Financial Corp.	14,181	1,170,642
Progressive Corp.	38,418	1,036,902
American Express Co.	10,323	960,452
U.S. Bancorp	20,959	942,107
XL Group plc — Class A	25,716	883,858
State Street Corp.	10,965	860,753
Simon Property Group, Inc.	4,709	857,556
Assurant, Inc.	9,534	652,412
PNC Financial Services Group, Inc.	7,132	650,652
Franklin Resources, Inc.	11,542	639,081
Ventas, Inc.	8,911	638,919
Total Financial		21,001,909
Energy - 8.6%
Chevron Corp.	35,430	3,974,537
ConocoPhillips	39,470	2,725,799
Hess Corp.	35,232	2,600,826
Valero Energy Corp.	45,248	2,239,776
Occidental Petroleum Corp.	26,138	2,106,984
Marathon Oil Corp.	45,609	1,290,279
Schlumberger Ltd.	11,765	1,004,849
Phillips 66	13,644	978,275
Baker Hughes, Inc.	11,686	655,234
EOG Resources, Inc.	6,891	634,454
California Resources Corp.*	1	3
Total Energy		18,211,016
Consumer, Cyclical - 7.9%
Wal-Mart Stores, Inc.	41,544	3,567,798
CVS Health Corp.	33,222	3,199,611
Costco Wholesale Corp.	15,204	2,155,167
Delta Air Lines, Inc.	39,586	1,947,235
Ford Motor Co.	120,470	1,867,285
Alaska Air Group, Inc.	17,976	1,074,246
The Gap, Inc.	21,803	918,125
Home Depot, Inc.	6,701	703,404
Whirlpool Corp.	3,443	667,047

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 7.9% (continued)
Coach, Inc.	17,706	$665,037
Total Consumer, Cyclical		16,764,955
Communications - 7.0%
Cisco Systems, Inc.	150,523	4,186,797
Verizon Communications, Inc.	76,105	3,560,192
AT&T, Inc.	97,528	3,275,966
Viacom, Inc. — Class B	18,924	1,424,031
Walt Disney Co.	10,815	1,018,665
CBS Corp. — Class B	11,989	663,471
Facebook, Inc. — Class A*	8,043	627,515
Total Communications		14,756,637
Total Common Stocks
(Cost $208,241,789)		211,343,357

SHORT TERM INVESTMENTS† - 0.3%
Dreyfus Treasury Prime Cash Management Fund	747,256	747,256
Total Short Term Investments
(Cost $747,256)		747,256
Total Investments - 100.0%
(Cost $208,989,045)		$212,090,613
Other Assets & Liabilities, net - 0.0%		(69,857)
Total Net Assets - 100.0%		$212,020,756

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

Enhanced World Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 98.3%
SPDR S&P 500 ETF Trust[1]	14,700	$3,020,850
iShares MSCI EAFE ETF[1]	9,600	584,064
iShares MSCI United Kingdom ETF[1]	31,200	562,536
SPDR EURO STOXX 50 ETF[1]	12,100	446,006
iShares MSCI Emerging Markets ETF[1]	7,300	286,817
iShares MSCI Japan ETF[1]	17,300	194,452
Powershares QQQ Trust Series 1[1]	1,700	175,525
iShares MSCI South Korea Capped ETF[1]	2,500	138,250
SPDR S&P MidCap 400 ETF Trust[1]	400	105,588
iShares MSCI Mexico Capped ETF[1]	1,400	83,146
Total Exchange-Traded Funds
(Cost $5,644,536)		5,597,234

SHORT TERM INVESTMENTS† - 1.5%
Dreyfus Treasury Prime Cash Management Fund	87,862	87,862
Total Short Term Investments
(Cost $87,862)		87,862
Total Investments - 99.8%
(Cost $5,732,398)		$5,685,096

	Contracts
OPTIONS WRITTEN† - (0.4)%
Call options on:
iShares MSCI Japan ETF Expiring January 2015 with strike price of $12.00	129	(129)
Powershares QQQ Trust Series 1 Expiring January 2015 with strike price of $106.00	12	(384)
iShares MSCI EAFE ETF Expiring January 2015 with strike price of $63.00	72	(720)
iShares MSCI Mexico Capped ETF Expiring January 2015 with strike price of $60.00	10	(750)
iShares MSCI South Korea Capped ETF Expiring January 2015 with strike price of $56.00	18	(1,008)
SPDR S&P MidCap 400 ETF Trust Expiring January 2015 with strike price of $265.00	3	(1,020)
SPDR EURO STOXX 50 ETF Expiring January 2015 with strike price of $39.00	90	(1,800)
iShares MSCI Emerging Markets ETF Expiring January 2015 with strike price of $39.00	54	(4,212)
SPDR S&P 500 ETF Trust Expiring January 2015 with strike price of $210.00	110	(6,380)
iShares MSCI United Kingdom ETF Expiring January 2015 with strike price of $18.00	234	(8,190)
Total Options Written
(Premiums received $33,916)		(24,593)
Other Assets & Liabilities, net - 0.6%		36,055
Total Net Assets - 100.0%		$5,696,558

†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or a portion of this security is pledged as collateral for open call options written contracts at December 31, 2014.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 0.3%
Consumer Discretionary - 0.3%
Travelport, LLC*,††,[10]	101,838	$1,800,496
Travelport, LLC*	88,093	1,585,674
Total Consumer Discretionary		3,386,170
Basic Materials - 0.0%
Mirabela Nickel Ltd.*	4,755,634	112,605
Total Common Stocks
(Cost $5,290,286)		3,498,775

SHORT TERM INVESTMENTS† - 4.9%
Federated U.S. Treasury Cash Reserve Fund	54,161,484	54,161,484
Total Short Term Investments
(Cost $54,161,484)		54,161,484

	Face Amount
SENIOR FLOATING RATE INTERESTS††,7- 69.6%
Industrial - 14.6%
Amber Bidco Foster + Partners
4.62% due 07/18/21†††		$10,480,000	10,281,544
5.06% due 06/30/21†††	GBP	3,500,000	5,352,228
Flakt Woods
2.64% due 03/20/17†††,1	EUR	12,183,214	14,227,389
Brickman Group Holdings, Inc.
4.00% due 12/18/20		11,193,111	10,846,797
Crosby Worldwide
3.75% due 11/23/20		10,949,616	10,183,143
Rexnord LLC/ RBS Global, Inc.
4.00% due 08/21/20		8,295,000	8,112,510
US Infrastructure Corp.
4.00% due 07/10/20		6,796,500	6,592,605
Thermasys Corp.
5.25% due 05/03/19		6,611,719	6,479,484
CareCore National LLC
5.50% due 03/05/21		6,493,250	6,412,084
Hardware Holdings LLC
6.75% due 03/30/20†††		6,234,375	6,047,344
SIRVA Worldwide, Inc.
7.50% due 03/27/19		5,910,000	5,850,900
Mitchell International, Inc.
8.50% due 10/11/21		3,050,000	3,030,175
4.50% due 10/13/20		2,809,763	2,765,762
Doncasters Group Ltd.
9.50% due 10/09/20		3,834,483	3,772,172
4.50% due 04/09/20		1,466,128	1,452,390
Connolly Corp.
5.00% due 05/14/21		4,975,000	4,919,031
Mast Global
8.75% due 09/12/19†††,1		4,750,131	4,712,266
Power Borrower, LLC
4.25% due 05/06/20		2,932,935	2,849,845
8.25% due 11/06/20		1,670,000	1,611,550
syncreon
5.25% due 10/28/20		3,762,000	3,649,140
Knowledge Learning Corp.
5.25% due 03/18/21		3,523,375	3,514,567
CEVA Logistics US Holdings
6.50% due 03/19/21		3,754,877	3,492,035
Goodpack Ltd.
4.75% due 09/09/21		3,471,436	3,452,621
NANA Development Corp.
8.00% due 03/15/18[1]		3,315,000	3,132,675
Sabre, Inc.
4.00% due 02/19/19		2,929,614	2,873,102
GYP Holdings III Corp.
4.75% due 04/01/21		2,786,000	2,698,938
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		2,722,286	2,531,726
Learning Care Group (US), Inc.
5.50% due 05/05/21		2,537,250	2,508,706
CEVA Group plc (UK)
6.50% due 03/19/21		2,600,985	2,418,916
SI Organization
5.75% due 11/23/19		2,436,650	2,418,375
Berlin Packaging LLC
4.50% due 10/01/21		1,745,625	1,732,533
GCA Services Group, Inc.
4.29% due 11/01/19		1,675,539	1,645,697
Nord Anglia Education Finance LLC
4.50% due 03/31/21		1,641,750	1,621,228
Braas Monier Buildings Group
4.58% due 10/15/20	EUR	1,216,837	1,474,017
Dematic S.A.
4.25% due 12/28/19		1,351,443	1,334,550
Univision Communications, Inc.
4.00% due 03/01/20		1,295,675	1,264,579
Camp Systems International
8.25% due 11/29/19		1,150,000	1,150,000
Berry Plastics Corp.
3.75% due 01/06/21		815,500	792,201
CPM Acquisition Corp.
6.25% due 08/29/17		376,192	374,781
10.25% due 03/01/18		325,000	325,000
Wireco Worldgroup, Inc.
6.00% due 02/15/17		484,123	482,912
CEVA Logistics Canada, ULC
6.50% due 03/19/21		469,360	436,504
Panolam Industries International, Inc.
7.51% due 08/23/17		411,723	402,459
Omnitracs, Inc.
8.75% due 05/25/21		350,000	337,750
Advanced Disposal Services, Inc.
3.75% due 10/09/19		345,736	335,039
Hunter Fan Co.
6.50% due 12/20/17		221,262	219,602
Total Safety U.S., Inc.
9.25% due 09/13/20		99,750	95,760
Total Industrial			162,214,632
Technology - 12.8%
Go Daddy Operating Company, LLC
4.75% due 05/13/21		12,040,427	11,932,545

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,7- 69.6% (continued)
Technology - 12.8% (continued)
Active Network, Inc., The
5.50% due 11/13/20		$12,171,329	$11,887,373
TIBCO Software, Inc.
6.50% due 11/25/20		12,000,000	11,600,040
Infor (US), Inc.
3.75% due 06/03/20		10,715,614	10,377,667
Greenway Medical Technologies
6.00% due 11/04/20[1]		9,900,000	9,801,000
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		9,652,500	9,507,713
LANDesk Group, Inc.
5.00% due 02/25/20		8,394,069	8,233,154
Sabre, Inc.
4.50% due 02/19/19		8,298,465	8,142,869
Aspect Software, Inc.
7.25% due 05/07/16		7,890,917	7,654,189
Renaissance Learning Corp.
4.50% due 04/09/21		5,767,971	5,618,984
Evergreen Skill
5.75% due 04/28/21		5,735,625	5,604,795
Telx Group
4.50% due 04/09/20		4,930,237	4,782,330
7.50% due 04/09/21		600,000	583,002
EIG Investors Corp.
5.00% due 11/09/19		5,382,137	5,341,771
CDW LLC
3.25% due 04/29/20		4,912,523	4,754,733
Wall Street Systems
4.50% due 04/30/21		4,681,112	4,599,192
Sophos
5.00% due 01/29/21		4,436,475	4,425,384
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20		4,269,033	4,128,966
Paradigm Ltd
4.75% due 07/30/19[1]		3,264,885	3,036,343
Blue Coat Systems, Inc.
4.00% due 05/31/19		2,929,141	2,841,266
First Data Corp.
4.17% due 03/24/21		1,199,869	1,180,948
3.67% due 09/24/18		400,000	390,600
Sparta Holding Corp.
6.25% due 07/28/20†††		1,450,000	1,436,446
Eze Castle Software, Inc.
7.25% due 04/05/21		1,441,176	1,381,123
GOGO LLC
7.50% due 03/21/18		1,372,331	1,317,438
Lantiq Deutschland GmbH
11.00% due 11/16/15[1]		1,206,462	1,194,397
P2 Energy Solutions
9.00% due 04/30/21		390,000	371,475
Sophia, LP
4.00% due 07/19/18		365,703	360,674
Total Technology			142,486,417
Consumer, Cyclical - 12.4%
Alliance Boots Ltd.
3.99% due 07/09/17	GBP	10,521,726	16,367,185
Eyemart Express
5.00% due 12/16/21		12,000,000	11,940,000
BJ's Wholesale Club, Inc.
4.50% due 09/26/19		11,453,337	11,220,147
Neiman Marcus Group, Inc.
4.25% due 10/25/20		7,947,134	7,756,720
Lions Gate Entertainment Corp.
5.00% due 07/19/20		7,400,000	7,316,750
Sears Holdings Corp.
5.50% due 06/30/18		7,327,243	7,034,154
Party City Holdings, Inc.
4.00% due 07/27/19		5,968,790	5,825,539
Smart & Final Stores LLC
4.75% due 11/15/19		5,410,926	5,329,762
Ceridian Corp.
4.50% due 09/15/20		4,486,542	4,405,245
Compucom Systems, Inc.
4.25% due 05/07/20		4,340,806	4,137,352
Ollies Bargain Outlet
4.75% due 09/28/19		4,129,350	4,046,763
Nassa Midco AS
4.25% due 05/14/21	EUR	3,300,000	3,925,457
TI Automotive Ltd.
4.25% due 07/02/21		3,910,350	3,856,583
Acosta, Inc.
5.00% due 09/26/21		3,700,000	3,694,709
Warner Music Group
3.75% due 07/01/20		3,703,125	3,555,000
Digital Cinema
3.25% due 05/17/21		3,528,529	3,449,138
Fitness International LLC
5.50% due 07/01/20		3,482,500	3,325,788
Pinnacle Entertainment, Inc.
3.75% due 08/13/20		3,056,102	3,006,440
ServiceMaster Co.
4.25% due 07/01/21		3,042,375	2,981,528
TANK & RAST
3.58% due 12/10/19	EUR	2,340,000	2,823,490
California Pizza Kitchen, Inc.
5.25% due 03/29/18		2,941,984	2,821,862
Capital Automotive LP
6.00% due 04/30/20		2,830,000	2,815,850
Mattress Firm
5.25% due 10/20/21		2,450,000	2,431,625
Equinox Fitness
5.00% due 01/31/20		2,411,853	2,384,719
American Tire Distributors, Inc.
5.75% due 06/01/18		2,194,472	2,188,986
SNL Financial
4.50% due 10/23/18		2,029,659	2,000,493
Fleetpride Corp.
5.25% due 11/19/19		1,484,054	1,451,895
STG-Fairway Acquisitions, Inc.
10.50% due 08/28/19†††,1		1,300,000	1,290,602
IntraWest Holdings S.à r.l.
5.50% due 12/09/20		1,178,747	1,173,831
Container Store, Inc.
4.25% due 04/06/19		887,955	856,876

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,7- 69.6% (continued)
Consumer, Cyclical - 12.4% (continued)
Kate Spade & Co.
4.00% due 04/09/21		$588,595	$567,258
Advantage Sales & Marketing, Inc.
4.25% due 07/21/21		483,871	477,924
4.25% due 07/23/21		16,129	15,931
Jacobs Entertainment, Inc.
5.25% due 10/29/18		483,169	451,763
Navistar, Inc.
5.75% due 08/17/17		312,500	310,156
GCA Services Group, Inc.
9.25% due 11/01/20		200,000	196,500
CKX Entertainment, Inc.
9.00% due 06/21/17[1]		145,875	109,406
Total Consumer, Cyclical			137,543,427
Communications - 10.3%
Cartrawler
4.27% due 04/29/21	EUR	17,700,000	21,339,171
Ziggo BV
3.75% due 01/15/22	EUR	6,070,050	7,188,347
3.50% due 01/15/22	EUR	3,560,850	4,216,872
due 01/15/22†††,2	EUR	2,669,100	3,146,008
Scout24 AG
4.27% due 02/12/21	EUR	12,000,000	14,505,427
Zayo Group LLC
4.00% due 07/02/19		8,750,330	8,644,451
Asurion Corp.
4.25% due 07/08/20		4,097,600	3,954,184
5.00% due 05/24/19		3,842,178	3,786,620
Avaya, Inc.
6.50% due 03/31/18		4,890,278	4,808,757
4.67% due 10/26/17		2,325,100	2,226,283
Light Tower Fiber LLC
4.00% due 04/13/20		6,409,925	6,261,727
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		5,621,750	5,558,505
Trader Media Corporation Ltd.
5.00% due 12/08/17	GBP	3,376,319	5,227,966
CBS Outdoor Americas Capital LLC
3.00% due 01/31/21		4,600,000	4,482,516
Gogo LLC
11.25% due 03/21/18[1]		4,258,236	4,343,401
Live Nation Worldwide, Inc.
3.50% due 08/14/20		2,962,500	2,925,469
Univision Communications, Inc.
4.00% due 03/01/20		2,984,060	2,913,935
Interactive Data Corp.
4.75% due 05/02/21		2,266,056	2,246,228
Cumulus Media, Inc.
4.25% due 12/23/20		2,119,229	2,052,113
Virgin Media Investment Holdings Ltd.
3.50% due 06/07/20		2,000,000	1,961,220
Anaren, Inc.
5.50% due 02/18/21		1,584,000	1,552,320
9.25% due 08/18/21		275,000	271,219
Level 3 Communications, Inc.
4.00% due 08/01/19		750,000	743,910
Clientlogic Corp.
7.48% due 01/30/17		250,000	240,000
Total Communications			114,596,649
Financial - 8.4%
National Financial Partners Corp.
4.50% due 07/01/20		12,467,906	12,312,058
HUB International Ltd.
4.25% due 10/02/20		12,635,518	12,209,069
Magic Newco, LLC
5.00% due 12/12/18		7,501,235	7,463,729
12.00% due 06/12/19		500,000	540,315
First Data Corp.
3.67% due 03/23/18		7,500,000	7,345,350
York Risk Services
4.75% due 10/01/21		7,133,869	7,080,365
Intertrust Group
8.00% due 04/11/22		3,300,000	3,250,500
4.51% due 04/16/21		2,616,000	2,574,798
Banca Civica (UK) - Chambertin
5.06% due 08/12/20†††	GBP	3,800,000	5,782,571
American Stock Transfer & Trust
5.75% due 06/26/20		5,798,967	5,755,475
Expert Global Solutions
8.52% due 04/03/18		4,174,422	4,143,114
7.39% due 04/02/17†††,1		195,833	175,883
WTG Holdings
4.75% due 01/15/21		4,188,797	4,099,785
Lineage Logistics LLC
4.50% due 04/07/21		4,059,325	3,934,176
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19		2,947,526	2,899,628
Genex Services, Inc.
5.25% due 05/28/21		2,793,000	2,768,561
Fly Leasing Ltd.
4.50% due 08/09/19		2,559,062	2,537,464
Transunion Holding Co.
4.00% due 04/09/21		2,481,250	2,440,930
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19		1,619,211	1,574,682
9.25% due 06/10/20		194,886	189,040
AmWINS Group, LLC
5.00% due 09/06/19		1,100,239	1,088,323
5.25% due 09/06/19		280,000	277,900
Alliant Holdings I, LLC
4.25% due 12/20/19		865,759	850,609
USI Holdings Corp.
4.25% due 12/27/19		692,515	679,530
RCS Capital
6.50% due 04/29/19		446,921	414,148

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,7- 69.6% (continued)
Financial - 8.4% (continued)
Hamilton Lane Advisors LLC
4.00% due 02/28/18		$175,006	$169,755
National Financial Partners
6.30% due 07/01/18		111,111	98,838
Total Financial			92,656,596
Consumer, Non-cyclical - 7.9%
Albertson's (Safeway) Holdings LLC
4.50% due 08/25/21		15,350,000	15,334,035
Performance Food Group
6.25% due 11/14/19		11,841,416	11,589,785
CTI Foods Holding Co. LLC
8.25% due 06/28/21		8,650,000	8,455,375
4.50% due 06/28/20		1,333,125	1,316,461
Authentic Brands
5.50% due 05/27/21		8,436,250	8,394,069
Dole Food Company, Inc.
4.50% due 11/01/18		7,760,000	7,650,041
Reddy Ice Holdings, Inc.
6.75% due 04/01/19[1]		4,816,712	4,238,707
10.75% due 10/01/19[1]		2,000,000	1,680,000
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19		5,434,163	5,271,138
Hostess Brands
6.75% due 04/09/20		2,779,000	2,813,738
Serta Simmons Holdings LLC
4.25% due 10/01/19		2,692,094	2,644,983
Continental Foods
4.33% due 08/20/21	EUR	2,000,000	2,401,525
Mitel Networks Corp.
5.25% due 01/31/20		2,047,405	2,046,771
Akorn, Inc.
4.50% due 04/16/21		1,995,000	1,975,888
AdvancePierre Foods, Inc.
5.75% due 07/10/17		1,455,223	1,440,671
9.50% due 10/10/17		461,000	451,780
DJO Finance LLC
4.25% due 09/15/17		1,900,631	1,854,693
NES Global Talent
6.50% due 10/03/19		1,950,000	1,852,500
Catalent Pharma Solutions, Inc.
4.25% due 05/20/21		1,212,470	1,200,346
Aramark Corp.
3.25% due 02/24/21		1,210,850	1,188,909
Birds Eye Iglo Group Ltd.
4.27% due 06/30/20	EUR	1,000,000	1,178,883
Fender Musical Instruments Corp.
5.75% due 04/03/19		1,112,079	1,103,738
Rite Aid Corp.
5.75% due 08/21/20		500,000	500,835
Reynolds Group Holdings
4.00% due 12/01/18		490,050	480,318
Targus Group International, Inc.
12.00% due 05/24/16†††,1	226,976	189,525
Total Consumer, Non-cyclical		87,254,714
Basic Materials - 1.7%
Chromaflo Technologies
4.50% due 12/02/19	6,645,094	6,545,417
Royal Adhesives and Sealants
5.50% due 07/31/18	4,935,117	4,947,455
Minerals Technologies, Inc.
4.00% due 05/07/21	2,734,591	2,700,409
Ennis-Flint
4.25% due 03/31/21	2,084,250	1,985,248
7.75% due 09/30/21	270,000	243,000
Berry Plastics Corp.
3.50% due 02/08/20	1,086,181	1,048,936
Fortescue Metals Group Ltd.
3.75% due 06/30/19	987,500	894,675
Atkore International, Inc.
7.75% due 10/09/21	400,000	390,000
Total Basic Materials		18,755,140
Utilities - 0.8%
Expro Holdings UK 3 Ltd.
5.75% due 09/02/21	5,950,000	4,849,250
Panda Temple II Power
7.25% due 04/03/19	4,500,000	4,387,500
Total Utilities		9,236,750
Energy - 0.7%
PSS Companies
5.50% due 01/28/20	5,712,269	5,141,042
Floatel International Ltd.
6.00% due 06/27/20	3,332,616	2,666,093
Total Energy		7,807,135
Total Senior Floating Rate Interests
(Cost $797,366,363)		772,551,460

CORPORATE BONDS††,7- 11.3%
Energy - 3.7%
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
8.38% due 06/01/19	7,290,000	7,636,274
CONSOL Energy, Inc.
5.88% due 04/15/22	6,750,000	6,277,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	6,300,000	6,032,250
Ultra Petroleum Corp.
5.75% due 12/15/18	4,680,000	4,317,300
Unit Corp.
6.63% due 05/15/21	4,000,000	3,580,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	2,750,000	2,282,500
Gibson Energy, Inc.
6.75% due 07/15/21[3]	1,780,000	1,775,550

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
CORPORATE BONDS††,7- 11.3% (continued)
Energy - 3.7% (continued)
Northern Oil and Gas, Inc.
8.00% due 06/01/20		$2,000,000	$1,515,000
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[3]		1,500,000	1,500,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.38% due 06/01/20		1,340,000	1,430,450
FTS International, Inc.
6.25% due 05/01/22		1,950,000	1,423,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22		1,670,000	1,290,075
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21		1,375,000	1,065,625
7.75% due 01/15/21		125,000	90,625
Precision Drilling Corp.
6.63% due 11/15/20		1,000,000	900,000
Exterran Holdings, Inc.
7.25% due 12/01/18		700,000	686,000
Total Energy			41,802,649
Financial - 2.3%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		5,000,000	5,021,875
6.00% due 08/01/20		1,700,000	1,751,340
4.88% due 03/15/19		1,750,000	1,745,625
3.50% due 03/15/17		1,000,000	1,000,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24		6,000,000	6,015,000
Citigroup, Inc.
5.35% due 05/29/49[4,5]		4,000,000	3,690,000
Credit Acceptance Corp.
6.13% due 02/15/21		3,100,000	3,100,000
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[3]	GBP	1,300,000	1,898,683
Ultra Resources, Inc.
4.66% due 10/12/22†††,1		1,800,000	1,531,440
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[3]		650,000	669,500
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[3]		450,000	472,500
LCP Dakota Fund
10.00% due 08/17/15[1]		28,800	28,791
Total Financial			26,924,754
Consumer, Non-cyclical - 1.3%
Central Garden and Pet Co.
8.25% due 03/01/18		5,850,000	5,893,875
Vector Group Ltd.
7.75% due 02/15/21		4,440,000	4,673,100
Premier Foods Finance plc
5.56% due 03/16/20[3,4,9]	GBP	2,550,000	3,497,779
Total Consumer, Non-cyclical			14,064,754
Communications - 1.2%
Level 3 Financing, Inc.
3.83% due 01/15/18[4]		4,210,000	4,231,050
Alcatel-Lucent USA, Inc.
6.75% due 11/15/20[3]		3,000,000	3,166,500
Virgin Media Secured Finance plc
5.38% due 04/15/21[3]		1,800,000	1,858,500
MDC Partners, Inc.
6.75% due 04/01/20[3]		1,000,000	1,030,000
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]		670,000	666,650
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22		600,000	640,500
Avaya, Inc.
7.00% due 04/01/19[3]		610,000	594,750
UPCB Finance VI Ltd.
6.88% due 01/15/22[3]		530,000	576,375
Total Communications			12,764,325
Industrial - 1.1%
CEVA Group plc
7.00% due 03/01/21[3]		5,800,000	5,597,000
BMBG Bond Finance SCA
5.08% due 10/15/20[3,4]	EUR	4,000,000	4,845,279
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[3]		1,525,000	1,502,125
Total Industrial			11,944,404
Diversified - 0.6%
Opal Acquisition, Inc.
8.88% due 12/15/21[3]		3,770,000	3,826,550
Harbinger Group, Inc.
7.75% due 01/15/22		1,975,000	1,994,750
7.88% due 07/15/19		490,000	521,850
Total Diversified			6,343,150
Consumer, Cyclical - 0.5%
GRD Holdings III Corp.
10.75% due 06/01/19[3]		3,680,000	4,020,399
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3]		1,000,000	1,080,000
Men's Wearhouse, Inc.
7.00% due 07/01/22[7]		525,000	539,438
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 07/02/20[1]		67,532	69,136
Total Consumer, Cyclical			5,708,973
Technology - 0.3%
NCR Corp.
6.38% due 12/15/23		1,800,000	1,872,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
CORPORATE BONDS††,7- 11.3% (continued)
Technology - 0.3% (continued)
Eagle Midco, Inc.
9.00% due 06/15/18[3]	$1,400,000	$1,431,500
Total Technology		3,303,500
Basic Materials - 0.2%
TPC Group, Inc.
8.75% due 12/15/20[3]	1,555,000	1,512,238
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	1,113,492	1,113,492
1.00% due 07/31/44†††,1	25,316	–
Total Basic Materials		2,625,730
Utilities - 0.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]	630,000	633,150
Total Corporate Bonds
(Cost $132,087,679)		126,115,389

ASSET BACKED SECURITIES†† - 10.3%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due 08/15/56[3,4]	11,096,197	9,907,794
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	4,111,621	4,095,997
2014-1, 7.50% due 02/15/29	3,029,616	2,984,474
Cedar Woods CRE CDO Ltd.
2006-1A, 0.43% due 07/25/51	7,811,036	7,007,280
GreenPoint Mortgage Funding Trust
2005-HE4, 0.87% due 07/25/30[4]	7,011,382	6,614,124
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	6,191,410	5,632,325
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.43% due 04/25/36[4]	4,300,000	3,879,671
2007-BC1, 0.30% due 02/25/37[4]	900,000	781,630
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/41[3,4]	3,250,000	2,929,225
2006-8A, 0.46% due 02/01/41[3,4]	1,420,272	1,367,722
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due 05/15/21[3,4]	4,100,000	4,063,920
N-Star Real Estate CDO IX Ltd.
0.47% due 02/01/41[1]	3,834,735	3,638,013
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/37[3,4]	3,400,000	3,194,426
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.80% due 09/20/23[3,4]	2,750,000	2,701,325
2013-1A, 5.55% due 09/20/23[3,4]	250,000	249,375
Jasper CLO Ltd.
2005-1A, 1.13% due 08/01/17[3,4]	3,000,000	2,933,700
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.23% due 08/15/23[3,4]	2,600,000	2,524,860
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/26[3,4]	2,650,000	2,465,825
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.73% due 10/15/26[3,4]	2,500,000	2,417,750
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.31% due 07/25/37[3,4]	2,645,439	2,375,022
GSAMP Trust
2005-HE6, 0.61% due 11/25/35[4]	2,250,000	2,073,636
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/21[3,4]	2,000,000	1,926,200
TCW Global Project Fund III Ltd.
2005-1A, 0.88% due 09/01/17†††,3,4	1,470,104	1,437,174
2005-1A, 1.08% due 09/01/17†††,3,4	500,000	467,200
Copper River CLO Ltd.
2007-1A, 1.73% due 01/20/21[3,4]	1,500,000	1,392,450
2007-1A, 1.03% due 01/20/21[3,4]	500,000	472,350
Acis CLO 2013-2 Ltd.
2013-2A, 4.08% due 10/14/22[3,4]	1,800,000	1,741,140
Highland Park CDO I Ltd.
2006-1A, 0.56% due 11/25/51[3,4]	1,803,538	1,738,971
DIVCORE CLO Ltd.
2013-1A B, 4.06% due 11/15/32	1,600,000	1,600,480
MCF CLO I LLC
2013-1A, 3.78% due 04/20/23[3,4]	1,500,000	1,484,700
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.23% due 12/20/18[3,4]	1,288,000	1,261,725
GSC Partners Cdo Fund VII Ltd.
2007-7, 0.44% due 07/25/37[4]	1,347,620	1,137,730
Grayson CLO Ltd.
2006-1A, 0.64% due 11/01/21[3,4]	1,200,000	1,115,160
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/22[3,4]	1,100,000	1,059,190

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 10.3% (continued)
Cerberus Onshore II CLO LLC
2014-1A, 4.23% due 10/15/23[3,4]	$600,000	$567,360
2014-1A, 3.73% due 10/15/23[3,4]	500,000	487,050
Telos CLO Ltd.
2013-3A, 4.48% due 01/17/24[3,4]	1,050,000	1,021,545
Acis CLO 2013-1 Ltd.
2013-1A, 4.73% due 04/18/24[3,4]	1,000,000	991,500
Salus CLO 2012-1 Ltd.
2012-1AN, 6.98% due 03/05/21[3,4]	1,000,000	989,700
COA Summit CLO Limited
2014-1A, 4.08% due 04/20/23[3,4]	1,000,000	985,200
Gramercy Park CLO Ltd.
2014-1AR, 4.28% due 07/17/23[3,4]	1,000,000	985,000
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.84% due 01/10/38[3,4]	1,039,515	963,111
Churchill Financial Cayman Ltd.
2007-1A, 2.83% due 07/10/19[3,4]	1,000,000	939,200
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[3,4]	500,000	474,500
2007-1A, 2.53% due 09/30/22[3,4]	500,000	460,700
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[3,8]	1,250,000	906,375
New Century Home Equity Loan Trust
2004-4, 0.96% due 02/25/35[4]	931,356	845,691
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/23[3,4]	750,000	742,725
Shackleton II CLO Ltd.
2012-2A, 4.28% due 10/20/23[3,4]	750,000	722,100
Westchester CLO Ltd.
2007-1A, 0.57% due 08/01/22[3,4]	750,000	713,400
Airplanes Pass Through Trust
2001-1A, 0.71% due 03/15/19[4]	1,699,436	709,515
KKR Financial CLO Ltd.
2007-1X, 5.23% due 05/15/21	650,000	647,660
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/25[3,4]	600,000	584,940
Aerco Ltd.
2000-2A, 0.62% due 07/15/25[4]	1,219,003	548,551
ACA CLO 2007-1 Ltd.
2007-1A, 1.18% due 06/15/22[3,4]	575,000	544,238
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[3,4]	551,818	544,148
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.98% due 11/05/41[3,4]	550,000	510,840
CIFC Funding 2012-II Ltd.
2012-2A, 4.48% due 12/05/24[3,4]	500,000	492,100
Kingsland III Ltd.
2006-3A, 1.83% due 08/24/21[3,4]	500,000	477,000
Pangaea CLO Ltd.
2007-1A, 0.73% due 10/21/21[3,4]	500,000	476,150
Cerberus Offshore Levered I, LP
2012-1A, 6.24% due 11/30/18[3,4]	250,000	250,125
2012-1A, 4.99% due 11/30/18[3,4]	221,168	221,124
Westwood CDO I Ltd.
2007-1A, 0.92% due 03/25/21[3,4]	500,000	465,400
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/21[3,4]	500,000	460,600
MCF CLO III LLC
2014-3A, 3.46% due 01/20/24[3,4]	500,000	453,950
Drug Royalty Limited Partnership 1
2012-1, 5.48% due 07/15/24[3,4]	380,000	392,583
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/37[3,4]	428,273	389,728
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.46% due 11/14/33[3,4]	458,057	389,348
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/22[3,4]	350,000	325,640
Asset Backed Securities Corporation Home Equity Loan Trust Series
2004-HE8, 1.22% due 12/25/34[4]	325,938	313,027
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 4.98% due 04/20/25[3,4]	250,000	250,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 4.43% due 04/15/25[3,4]	250,000	241,825
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.05% due 01/07/18[3,4]	250,000	240,750

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 10.3% (continued)
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49†††,3,8	$241,906	$214,377
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.73% due 09/15/35[3,4]	189,817	186,059
Structured Asset Receivables Trust Series
2005-1A, 0.73% due 01/21/15[3,4]	55,990	54,042
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[3]	35,856	35,354
Total Asset Backed Securities
(Cost $110,014,114)		113,886,795

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.7%
LSTAR Securities Investment Trust
2014-1, 3.26% due 09/01/21[1,3,4,9]	6,337,627	6,337,627
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9, 0.95% due 11/25/46[4]	4,736,460	3,299,740
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.37% due 05/25/46[4]	3,690,620	3,131,428
Nomura Resecuritization Trust
2012-1R, 0.61% due 08/27/47[3,4]	3,353,135	3,101,650
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.40% due 02/25/36[4]	3,611,967	3,072,758
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA4 Trust
2007-OA4, 0.87% due 04/25/47[4]	3,827,413	2,854,140
Lehman XS Trust Series
2006-16N, 0.36% due 11/25/46[4]	3,310,753	2,665,683
GreenPoint Mortgage Funding Trust
2006-AR1, 0.46% due 02/25/36[4]	3,072,139	2,573,202
Morgan Stanley Re-REMIC Trust
2010-R5, 0.45% due 06/26/36[3,4]	1,460,644	1,045,193
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.34% due 06/25/47[4]	948,355	764,134
Alliance Bancorp Trust
2007-OA1, 0.41% due 07/25/37[4]	934,225	639,595
Total Collateralized Mortgage Obligations
(Cost $29,293,231)		29,485,150

MORTGAGE BACKED SECURITIES†† - 0.5%
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[4]	4,357,570	3,691,917
SRERS Funding Ltd.
2011-RS, 0.41% due 05/09/46[3,4]	1,549,917	1,476,296
Total Mortgage Backed Securities
(Cost $5,077,750)		5,168,213
Total Investments - 99.6%
(Cost $1,133,290,907)		$1,104,867,266
Other Assets & Liabilities, net - 0.4%		4,250,625
Total Net Assets - 100.0%		$1,109,117,891

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Security with no rate was unsettled at December 31, 2014.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $138,951,391 (cost $138,850,204), or 13.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Variable rate security. Rate indicated is rate effective at December 31, 2014.
[5]	Perpetual maturity.
[6]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[7]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[8]	Zero coupon rate security.
[9]
Security is a 144A or Section 4(a)2 security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)2 securities is $9,835,406 (cost $10,605,766) or 0.9% of total net assets — See Note 7.

[10]	Security or a portion thereof is restricted due to a corporate action — See Note 7.

plc — Public Limited Company
REIT — Real Estate Investment Trust

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 2.0%
Consumer Discretionary - 1.9%
Travelport, LLC*,††,[8]	79,205	$1,400,344
Metro-Goldwyn-Mayer, Inc.*,††	7,040	524,480
Travelport, LLC*	28,552	513,936
Total Consumer Discretionary		2,438,760
Energy - 0.1%
Stallion Oilfield Holdings Ltd.*,††	8,257	79,515
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	50,737
Basic Materials - 0.0%
Mirabela Nickel Ltd.*	1,044,540	24,733
Diversified - 0.0%
Leucadia National Corp.	81	1,816
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*,1	8	76
Total Common Stocks
(Cost $2,800,999)		2,595,637

PREFERRED STOCKS†† - 5.4%
Seaspan Corp.
6.38% due 04/30/19†	80,000	1,984,000
Goldman Sachs Group, Inc.
5.50% due 05/10/23†,2,3	62,240	1,518,656
Morgan Stanley
6.38%†,2,3	46,000	1,164,260
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†,2,3	40,000	1,010,400
Kemper Corp.
7.38% due 02/27/54†	39,000	1,003,860
Medianews Group, Inc.*	11,074	442,960
U.S. Shipping Corp.*,1	14,718	16,484
Total Preferred Stocks
(Cost $7,170,957)		7,140,620

SHORT TERM INVESTMENTS† - 2.2%
Dreyfus Treasury Prime Cash Management Fund	2,964,540	2,964,540
Total Short Term Investments
(Cost $2,964,540)		2,964,540

	Face Amount
CORPORATE BONDS††,6- 64.6%
Energy - 12.9%
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21	$1,450,000	1,051,250
9.25% due 08/15/21	1,100,000	852,500
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	1,090,000	888,350
8.00% due 12/01/20	965,000	800,950
Endeavor Energy Resources. LP / EER Finance, Inc.
7.00% due 08/15/21[4]	1,900,000	1,681,500
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[4]	1,650,000	1,650,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	2,050,000	1,583,625
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	1,250,000	1,268,750
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20	1,000,000	1,017,500
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	1,000,000	981,300
CONSOL Energy, Inc.
5.88% due 04/15/22	950,000	883,500
Unit Corp.
6.63% due 05/15/21	850,000	760,750
FTS International, Inc.
6.25% due 05/01/22	1,000,000	730,000
SandRidge Energy, Inc.
8.13% due 10/15/22	900,000	567,000
7.50% due 03/15/21	250,000	160,000
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	700,000	707,876
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20[5]	500,000	478,750
Denbury Resources, Inc.
5.50% due 05/01/22	500,000	457,500
Northern Oil and Gas, Inc.
8.00% due 06/01/20	450,000	340,875
Ultra Petroleum Corp.
5.75% due 12/15/18	350,000	322,875
IronGate Energy Services LLC
11.00% due 07/01/18[4,7]	120,000	80,400
SemGroup, LP
8.75% due 11/15/15†††,1	1,300,000	–
Total Energy		17,265,251
Consumer, Non-cyclical - 10.0%
Central Garden and Pet Co.
8.25% due 03/01/18	2,450,000	2,468,375
Vector Group Ltd.
7.75% due 02/15/21[5]	2,330,000	2,452,325
Bumble Bee Holdco SCA
9.63% due 03/15/18[4]	1,100,000	1,149,500
ADT Corp.
6.25% due 10/15/21[5]	1,050,000	1,078,875
FTI Consulting, Inc.
6.00% due 11/15/22	1,000,000	1,022,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[4]	750,000	796,875

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
CORPORATE BONDS††,6- 64.6% (continued)
Consumer, Non-cyclical - 10.0% (continued)
Physio-Control International, Inc.
9.88% due 01/15/19[4]		$700,000	$742,000
Halyard Health, Inc.
6.25% due 10/15/22		550,000	558,250
WEX, Inc.
4.75% due 02/01/23[4]		550,000	530,750
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[4]		500,000	485,000
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/16[4,5]		500,000	447,500
US Foods, Inc.
8.50% due 06/30/19		395,000	418,700
JBS USA LLC / JBS USA Finance, Inc.
5.88% due 07/15/24[4]		400,000	393,000
R&R Ice Cream plc
8.25% due 05/15/20[4,7]	AUD	450,000	360,525
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]		324,000	339,876
Total Consumer, Non-cyclical			13,244,051
Financial - 8.8%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[4]		1,250,000	1,162,500
7.38% due 04/01/20[4]		600,000	558,000
Bank of America Corp.
4.20% due 08/26/24		750,000	764,044
6.25% due 09/29/49[2,3]		650,000	642,484
Credit Acceptance Corp.
6.13% due 02/15/21[6]		1,400,000	1,400,000
Pacific Premier Bancorp, Inc.
5.75% due 09/03/24[1,4,7]		1,250,000	1,275,000
American Equity Investment Life Holding Co.
6.63% due 07/15/21		1,100,000	1,165,999
Kennedy-Wilson, Inc.
5.88% due 04/01/24		900,000	902,250
Citigroup, Inc.
6.30%[2,3]		700,000	689,500
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]		650,000	683,741
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		550,000	552,406
Lock AS
7.00% due 08/15/21	EUR	400,000	502,209
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]		450,000	484,191
Majid AL Futtaim Holding
7.12% due 12/31/49		300,000	324,000
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[4]	GBP	200,000	292,105
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]		250,000	262,500
Total Financial			11,660,929
Consumer, Cyclical - 8.7%
GRD Holdings III Corp.
10.75% due 06/01/19[4]		2,250,000	2,458,125
WMG Acquisition Corp.
6.75% due 04/15/22[4]		1,450,000	1,319,500
6.00% due 01/15/21[4]		600,000	600,000
5.63% due 04/15/22[4]		150,000	145,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22		1,320,000	1,366,199
6.75% due 05/20/20		650,000	669,500
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]		1,400,000	1,512,000
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[4]		800,000	820,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24		650,000	627,250
7.38% due 08/01/21		149,000	156,078
Petco Animal Supplies, Inc.
9.25% due 12/01/18[4]		550,000	576,125
Guitar Center, Inc.
6.50% due 04/15/19[4]		555,000	477,300
HD Supply, Inc.
5.25% due 12/15/21[4]		345,000	351,038
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]		250,000	247,500
Men's Wearhouse, Inc.
7.00% due 07/01/22[5]		150,000	154,125
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22		90,000	87,300
Total Consumer, Cyclical			11,567,540
Communications - 6.9%
MDC Partners, Inc.
6.75% due 04/01/20[4]		2,000,000	2,060,000
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]		1,557,000	1,549,215
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.00% due 01/15/25[4]		1,100,000	1,102,750
Virgin Media Finance plc
6.38% due 10/15/24[4]	GBP	550,000	921,596

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
CORPORATE BONDS††,6- 64.6% (continued)
Communications - 6.9% (continued)
DISH DBS Corp.
5.88% due 11/15/24		$550,000	$552,750
5.88% due 07/15/22		350,000	358,750
Avaya, Inc.
7.00% due 04/01/19[4]		850,000	828,750
CSC Holdings LLC
5.25% due 06/01/24		700,000	703,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21		550,000	607,750
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[4]	CAD	500,000	422,835
Expo Event Transco, Inc.
9.00% due 06/15/21[4]		85,000	86,700
Total Communications			9,194,596
Industrial - 5.1%
CEVA Group plc
7.00% due 03/01/21[4]		1,450,000	1,399,249
Amsted Industries, Inc.
5.38% due 09/15/24[4]		1,150,000	1,118,375
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17		755,000	777,650
BMBG Bond Finance SCA
5.08% due 10/15/20[2,4]	EUR	550,000	666,226
Odebrecht Offshore Drilling Finance Ltd.
6.63% due 10/01/22[4,7]		673,680	602,944
Anixter, Inc.
5.13% due 10/01/21		600,000	600,000
Ultra Resources, Inc.
4.51% due 10/12/20†††,1		600,000	533,280
LMI Aerospace, Inc.
7.38% due 07/15/19		511,000	498,225
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[4]		350,000	344,750
Moog, Inc.
5.25% due 12/01/22[4]		200,000	202,500
Total Industrial			6,743,199
Technology - 3.8%
Audatex North America, Inc.
6.13% due 11/01/23[4]		1,550,000	1,600,375
Eagle Midco, Inc.
9.00% due 06/15/18[4]		1,300,000	1,329,250
Aspect Software, Inc.
10.63% due 05/15/17		1,235,000	1,167,075
NCR Corp.
6.38% due 12/15/23[5]		550,000	572,000
5.88% due 12/15/21		400,000	411,000
Total Technology			5,079,700
Diversified - 3.7%
Opal Acquisition, Inc.
8.88% due 12/15/21[4]		2,450,000	2,486,750
Harbinger Group, Inc.
7.75% due 01/15/22[4]	1,936,000	1,955,360
7.88% due 07/15/19	385,000	410,025
Total Diversified		4,852,135
Basic Materials - 2.8%
TPC Group, Inc.
8.75% due 12/15/20[4]	1,505,000	1,463,613
KGHM International Ltd.
7.75% due 06/15/19[4]	1,150,000	1,184,500
Eldorado Gold Corp.
6.13% due 12/15/20[4]	525,000	509,250
Cascades, Inc.
5.50% due 07/15/22[4]	350,000	348,250
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	241,972	241,972
1.00% due 07/31/44†††,1	5,506	–
Total Basic Materials		3,747,585
Utilities - 1.6%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	1,250,000	1,256,250
AES Corp.
5.50% due 03/15/24	650,000	659,620
4.88% due 05/15/23	250,000	248,125
Total Utilities		2,163,995
Information Technology - 0.3%
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[4]	350,000	380,625
Total Corporate Bonds
(Cost $89,826,338)		85,899,606

SENIOR FLOATING RATE INTERESTS††,6- 24.0%
Industrial - 5.7%
Flakt Woods
2.64% due 03/20/17†††,1	EUR	1,608,900	1,878,851
CareCore National LLC
5.50% due 03/05/21		1,887,500	1,863,906
Mitchell International, Inc.
8.50% due 10/11/21		1,250,000	1,241,875
Hardware Holdings LLC
6.75% due 03/30/20†††		598,500	580,545
Hunter Defense Technologies
6.50% due 08/05/19		493,750	485,109
Mast Global
8.75% due 09/12/19†††,1		431,830	428,388
SIRVA Worldwide, Inc.
7.50% due 03/27/19		394,000	390,060
Knowledge Learning Corp.
5.25% due 03/18/21		297,750	297,006
Panolam Industries International, Inc.
7.51% due 08/23/17		143,472	140,244
Ceva Logistics US Holdings
6.50% due 03/19/21		97,783	90,938
NANA Development Corp.
8.00% due 03/15/18[1]		72,222	68,250

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,6- 24.0% (continued)
Industrial - 5.7% (continued)
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		$70,893	$65,930
CEVA Group plc (UK)
6.50% due 03/19/21		67,734	62,993
CEVA Logistics Canada, ULC
6.50% due 03/19/21		12,223	11,367
Total Industrial			7,605,462
Consumer, Cyclical - 5.1%
Fitness International LLC
5.50% due 07/01/20		1,195,122	1,141,342
GCA Services Group, Inc.
9.25% due 11/01/20		800,000	786,000
DLK Acquisitions BV
8.50% due 08/28/19†††	EUR	700,000	743,075
Eyemart Express
5.00% due 12/16/21		700,000	696,500
IntraWest Holdings S.à r.l.
5.50% due 12/09/20		663,648	660,881
Lions Gate Entertainment Corp.
5.00% due 07/19/20		600,000	593,250
Talbots, Inc.
4.75% due 03/19/20		527,343	508,886
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		495,000	487,575
Ipreo Holdings
4.25% due 08/06/21		448,875	438,775
National Vision, Inc.
6.75% due 03/11/22		450,000	422,438
BJ's Wholesale Club, Inc.
4.50% due 09/26/19		298,492	292,415
Total Consumer, Cyclical			6,771,137
Technology - 4.0%
Sparta Holding Corp.
6.25% due 07/28/20†††		900,000	891,588
Greenway Medical Technologies
9.25% due 11/04/21[1]		550,000	530,750
6.00% due 11/04/20[1]		346,500	343,035
Evergreen Skill
5.75% due 04/28/21		827,925	809,040
TIBCO Software, Inc.
6.50% due 11/25/20		800,000	773,336
GOGO LLC
7.50% due 03/21/18		437,800	420,288
EIG Investors Corp.
5.00% due 11/09/19		396,000	393,030
Telx Group
7.50% due 04/09/21		300,000	291,501
Flexera Software LLC
8.00% due 04/02/21		250,000	237,500
Quorum Business Solutions
5.75% due 08/07/21		220,000	215,050
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		198,000	195,030
Active Network, Inc., The
5.50% due 11/13/20		148,873	145,399
Total Technology			5,245,547
Financial - 3.4%
York Risk Services
4.75% due 10/01/21		748,308	742,695
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20		623,636	604,927
Magic Newco, LLC
12.00% due 06/12/19		500,000	540,315
Intertrust Group
8.00% due 04/11/22		500,000	492,500
Expert Global Solutions
8.52% due 04/03/18		477,734	474,151
Safe-Guard
6.25% due 08/19/21		442,446	441,340
Lineage Logistics LLC
4.50% due 04/07/21		446,625	432,856
Trademonster
7.25% due 08/29/19†††		350,000	348,360
National Financial Partners Corp.
4.50% due 07/01/20		246,882	243,796
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19		245,627	241,636
Total Financial			4,562,576
Consumer, Non-cyclical - 2.6%
Birds Eye Iglo Group Ltd.
4.27% due 06/30/20	EUR	550,000	648,386
NES Global Talent
6.50% due 10/03/19		585,000	555,750
Reddy Ice Holdings, Inc.
6.75% due 04/01/19[1]		589,500	518,760
AdvancePierre Foods, Inc.
9.50% due 10/10/17		461,000	451,780
CTI Foods Holding Co. LLC
8.25% due 06/28/21		340,000	332,350
Pelican Products, Inc.
9.25% due 04/09/21		300,000	294,000
Performance Food Group
6.25% due 11/14/19		246,250	241,017
Targus Group International, Inc.
12.00% due 05/24/16†††,1		227,887	190,285
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19		179,974	174,575
Total Consumer, Non-cyclical			3,406,903
Communications - 1.6%
Cartrawler
4.27% due 04/29/21	EUR	650,000	783,642
Anaren, Inc.
9.25% due 08/18/21		500,000	493,125
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		298,500	295,142
Avaya, Inc.
6.50% due 03/31/18		293,078	288,192

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,6- 24.0% (continued)
Communications - 1.6% (continued)
MergerMarket Ltd.
4.50% due 02/04/21	$297,750	$281,374
Total Communications		2,141,475
Energy - 1.0%
PSS Companies
5.50% due 01/28/20	543,931	489,539
Cactus Wellhead
7.00% due 07/31/20	448,875	354,611
Magnum Hunter Resources
8.50% due 10/22/19	339,150	330,671
FTS International
5.75% due 04/16/21	261,818	205,527
Total Energy		1,380,348
Basic Materials - 0.6%
Atkore International, Inc.
7.75% due 10/09/21	450,000	438,750
Styrolution US Holding, LLC
6.50% due 11/07/19	330,000	319,275
Total Basic Materials		758,025
Total Senior Floating Rate Interests
(Cost $32,996,900)		31,871,473

ASSET BACKED SECURITIES††,6 - 1.6%
Iron Mountain, Inc.
6.13% due 09/15/22	GBP	850,000	1,352,077
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/26[2,4]		800,000	744,400
Total Asset Backed Securities
(Cost $2,139,776)			2,096,477

MORTGAGE BACKED SECURITIES†† - 0.4%
SRERS Funding Ltd.
2011-RS, 0.41% due 05/09/46[2,4]	516,639	492,099
Total Mortgage Backed Securities
(Cost $478,452)		492,099
Total Investments - 100.2%
(Cost $138,377,962)		$133,060,452
Other Assets & Liabilities, net - (0.2)%		(307,456)
Total Net Assets - 100.0%		$132,752,996

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2014	Net Unrealized Appreciation
BNY Mellon	5,300,000	EUR	01/09/15	$6,554,245	$6,415,029	$139,216
BNY Mellon	1,700,000	GBP	01/09/15	2,660,891	2,650,018	10,873
BNY Mellon	490,000	AUD	01/09/15	409,209	399,832	9,377
BNY Mellon	500,000	CAD	01/09/15	438,673	430,339	8,335
						$167,801

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2014.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $49,284,959 (cost $50,649,046), or 37.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[6]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[7]
Security is a 144A or Section 4(a)2 security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)2 securities is $2,318,869 (cost $2,464,694) or 1.7% of total net assets — See Note 7.

[8]	Security or a portion thereof is restricted due to a corporate action — See Note 7.

plc —	Public Limited Company
REIT —	Real Estate Investment Trust

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 0.0%
Materials – 0.0%
Constar International Holdings LLC*,†††,1	68	$-
Total Common Stocks
(Cost $0)		-

PREFERRED STOCKS†† - 3.7%
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†,2,3	48,000	1,212,480
Seaspan Corp.
6.38% due 04/30/19†	22,000	545,600
Woodbourne Capital Trust II*,†††,2,3,4	950,000	527,250
Woodbourne Capital Trust III*,†††,2,3,4	950,000	527,250
Woodbourne Capital Trust I*,†††,2,3,4	950,000	527,250
Woodbourne Capital Trust IV*,†††,2,3,4	950,000	527,250
Wells Fargo & Co.
5.85%†,2,3	15,000	384,750
CoBank ACB
6.20% due 01/01/25†,2,3	3,000	300,000
Morgan Stanley
7.13%†,2,3	10,000	275,300
AgriBank FCB
6.88% due 01/01/24†,2,3	1,500	157,641
City National Corp.
6.75% †,2,3	4,000	111,280
Rescap Liquidating Trust †	5,199	81,624
Constar International Holdings LLC*,†††,1	7	–
Total Preferred Stocks
(Cost $7,007,828)		5,177,675

SHORT TERM INVESTMENTS† - 0.6%
Dreyfus Treasury Prime Cash Management Fund	799,089	799,089
Total Short Term Investments
(Cost $799,089)		799,089

	Face Amount
ASSET BACKED SECURITIES†† - 44.9%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	$2,481,339	2,505,904
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/19[4]	2,502,221	2,491,549
AASET
2014-1, 5.13% due 12/15/29[2]	1,500,000	1,496,250
2014-1, 7.38% due 12/15/29[2]	750,000	748,125
Northwoods Capital VIII Ltd.
2007-8A, 2.23% due 07/28/22[2,4]	1,950,000	1,940,640
T2 Income Fund CLO Ltd.
2007-1A, 1.73% due 07/15/19[2,4]	1,600,000	1,597,760
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	1,082,006	1,077,894
2014-1, 7.50% due 02/15/29	432,802	426,353
Babson CLO Limited
2012-2A, 0.00% due 05/15/234,[5,10]	1,000,000	823,200
2014-IA, 0.00% due 07/20/25[4,10]	650,000	589,875
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	1,158,854	1,170,443
2013-1, 6.35% due 10/15/38[4]	231,771	235,247
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/37[2,4]	1,450,000	1,362,329
Grayson CLO Ltd.
2006-1A, 0.64% due 11/01/21[2,4]	1,400,000	1,301,020
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due 08/15/56[2,4]	1,362,691	1,216,747
Flagship CLO VI
2007-1A, 2.64% due 06/10/21[2,4]	1,250,000	1,212,250
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/212,4,[5,10]	700,000	720,790
2007-1A, 0.63% due 01/20/21[2,4]	500,000	483,000
Telos CLO Ltd.
2013-3A, 3.23% due 01/17/24[2,4]	1,250,000	1,203,250
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[4]	1,119,813	1,135,557
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.42% due 07/09/17[2]	1,144,000	1,107,621
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/22[2,4]	1,100,000	1,059,190
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.33% due 01/15/23[2,4]	1,000,000	1,004,300
Rockwall CDO II Ltd.
2007-1A, 0.78% due 08/01/24[2,4]	1,100,000	1,001,330
Banco Bradesco SA
4.21% due 03/12/26[1]	1,000,000	994,600
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due 05/15/21[2,4]	1,000,000	991,200
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.88% due 10/15/26[2,4]	1,000,000	984,400

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 44.9% (continued)
Northwoods Capital XIV Ltd.
2014-14A, 2.69% due 11/12/25†††,2,4	$1,000,000	$978,900
ALM VII R Ltd.
2013-7RA, 2.83% due 04/24/24[2,4]	1,000,000	963,100
Figueroa CLO 2013-1 Ltd.
2013-1A, 2.98% due 03/21/24[2,4]	1,000,000	959,500
Venture XIV CLO Ltd.
2013-14A, 2.99% due 08/28/25[2,4]	1,000,000	949,600
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	1,006,104	915,252
MCF CLO I LLC
2013-1A, 3.78% due 04/20/23[2,4]	900,000	890,820
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	860,414	869,018
ICE EM CLO
2007-1A, 0.93% due 08/15/22[2,4]	850,000	822,630
COA Summit CLO Limited
2014-1A, 3.03% due 04/20/23[2,4]	800,000	790,160
KVK CLO 2013-1 Ltd.
2013-1A, 0.00% due 04/14/254,[5,10]	1,000,000	772,000
ARES XII CLO Ltd.
2007-12A, 3.48% due 11/25/20[2,4]	750,000	749,925
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	750,000	749,925
Newstar Trust
2012-2A, 3.48% due 01/20/23[2,4]	750,000	748,650
N-Star Real Estate CDO IX Ltd.
0.47% due 02/01/41[1]	781,150	741,077
OZLM Funding Ltd.
2012-2A, 3.48% due 10/30/23[2,4]	750,000	737,925
Carlyle Global Market Strategies CLO 2014-2 Ltd.
2014-2A, 2.28% due 05/15/25[2,4]	750,000	729,975
Icon Brand Holdings LLC
2013-1A, 4.35% due 01/25/43[4]	632,855	628,614
New Century Home Equity Loan Trust
2005-3, 0.68% due 07/25/35[2]	550,000	475,836
2005-1, 0.89% due 03/25/35[2]	137,831	120,283
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.68% due 10/20/25[2,4]	600,000	595,260
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.73% due 04/28/26[2,4]	300,000	295,380
2014-3A, 3.48% due 04/28/26[2,4]	300,000	295,320
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.68% due 10/25/26[2,4]	600,000	581,700
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[4]	580,971	581,088
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.43% due 04/25/36[2]	600,000	541,349
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.48% due 02/01/23[2,4]	550,000	537,790
Apidos CDO IX
2012-9A, 3.98% due 07/15/23[2,4]	500,000	507,950
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[4]	500,000	497,450
Cerberus Onshore II Clo-2 LLC
2014-1A, 2.93% due 10/15/23[2,4]	500,000	493,750
Cent CLO 16, LP
2014-16AR, 2.68% due 08/01/24[2,4]	500,000	492,850
KKR CLO Trust
2012-1A, 3.54% due 12/15/24[2,4]	500,000	492,050
Apidos CDO III Ltd.
2006-3A, 1.99% due 06/12/20[2,4]	500,000	488,400
Golub Capital Partners Fundings Ltd.
2007-1A, 0.99% due 03/15/22[2,4]	500,000	482,300
Acis CLO 2013-1 Ltd.
2013-1A, 3.18% due 04/18/24[2,4]	500,000	480,350
MCF CLO III LLC
2014-3A, 3.21% due 01/20/24[2,4]	500,000	478,050
Miramax LLC
2014-1A, 3.34% due 07/20/26[4]	468,000	468,041
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/41[2,4]	500,000	450,650
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/22[2,4]	450,000	418,680
Cerberus Offshore Levered I, LP
2012-1A, 4.99% due 11/30/18[2,4]	398,102	398,023

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 44.9% (continued)
Westwood CDO I Ltd.
2007-1A, 0.92% due 03/25/21[2,4]	$400,000	$372,320
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	319,875	347,826
Saxon Asset Securities Trust
2005-4, 0.61% due 11/25/37[2]	400,000	347,263
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/21[2,4]	350,000	346,220
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.75% due 12/20/24[2,4]	350,000	345,170
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.80% due 09/20/23[2,4]	350,000	343,805
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/26[2,4]	350,000	337,750
Neuberger Berman CLO Ltd.
2012-12A, 0.00% due 07/25/234,[5,10]	450,000	324,855
DIVCORE CLO Ltd.
2013-1A B, 4.06% due 11/15/32	300,000	300,090
Salus CLO 2012-1 Ltd.
2013-1AN, 3.98% due 03/05/21[2,4]	300,000	299,940
CIFC Funding 2012-II Ltd.
2012-2A, 4.48% due 12/05/24[2,4]	300,000	295,260
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[2,4]	300,000	288,870
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[2,4]	276,898	273,049
GreenPoint Mortgage Funding Trust
2005-HE4, 0.87% due 07/25/30[2]	288,139	271,813
Acis CLO 2013-2 Ltd.
2013-2A, 3.44% due 10/14/22[2,4]	250,000	250,100
TICC CLO 2012-1 LLC
2012-1A, 4.98% due 08/25/23[2,4]	250,000	250,025
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.93% due 04/15/25[2,4]	250,000	249,375
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.06% due 10/25/25[2,4]	250,000	249,125
Garrison Funding 2013-2 Ltd.
2013-2A, 3.63% due 09/25/23[2,4]	250,000	247,650
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.13% due 07/15/23[2,4]	250,000	247,525
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/23[2,4]	250,000	246,275
Dryden XXIII Senior Loan Fund
2014-23RA, 3.18% due 07/17/23[2,4]	250,000	246,000
Race Point IV CLO Ltd.
2007-4A, 2.23% due 08/01/21[2,4]	250,000	244,050
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/25[2,4]	250,000	243,725
ALM XIV Ltd.
2014-14A, 3.18% due 07/28/26[2,4]	250,000	241,025
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/23[2,4]	237,672	239,050
Carlyle Global Market Strategies
2012-3A, 0.00% due 10/04/244,5,[10]	250,000	220,050
Keuka Park CLO Limited
2013-1A, 0.00% due 10/21/244,5,[10]	250,000	205,825
GSAA Home Equity Trust
2007-7, 0.44% due 07/25/37[2]	202,143	170,659
First Franklin Mortgage Loan Trust
2006-FF1, 0.51% due 01/25/36[2]	50,000	44,037
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.42% due 08/25/35[2]	37,409	37,267
Total Asset Backed Securities
(Cost $62,265,032)		63,176,439

CORPORATE BONDS††- 26.8%
Financial - 18.1%
JPMorgan Chase & Co.
5.00% due 12/29/49[2,3,6]	1,500,000	1,467,655
5.15% due 12/31/49[2,3]	700,000	659,400
Fifth Third Bancorp
5.10% due 12/31/49[2,3]	1,820,000	1,685,775
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[4]	1,000,000	1,114,348
4.38% due 09/15/54[2,4]	500,000	502,653
EPR Properties
5.25% due 07/15/23[6]	1,000,000	1,042,688
5.75% due 08/15/22[6]	500,000	546,183
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,200,000	1,321,828

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
CORPORATE BONDS††- 26.8% (continued)
Financial - 18.1% (continued)
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[6]	$800,000	$824,160
4.88% due 03/15/19	450,000	448,875
Bank of America Corp.
5.13% due 12/29/49[2,3]	750,000	723,280
6.25% due 09/29/49[2,3]	500,000	494,219
Kaupthing Bank HF
3.49% due 01/15/10[4,7]	5,000,000	1,087,500
AmTrust Financial Services, Inc.
6.13% due 08/15/23	1,000,000	1,054,680
PNC Financial Services Group, Inc.
4.85% due 05/29/49[2,3]	1,100,000	1,038,216
SunTrust Banks, Inc.
5.63% due 12/29/49[2,3]	1,000,000	1,005,000
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	900,000	968,382
Ironshore Holdings US, Inc.
8.50% due 05/15/20[4]	750,000	901,096
HSBC Holdings plc
5.63% due 12/29/49[2,3]	650,000	652,275
6.38% due 10/18/22[2,3]	200,000	202,000
Farmers Exchange Capital III
5.45% due 10/15/54[2,4]	750,000	778,133
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24[6]	700,000	738,459
Nordea Bank AB
6.13% due 12/29/49[2,3,4]	400,000	395,700
5.50% due 09/29/49[2,3,4]	300,000	295,875
ACC Group Housing LLC
6.35% due 07/15/54†††,4	300,000	310,950
3.50% due 07/15/18†††,4	300,000	302,340
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[2,4]	600,000	609,120
Customers Bank
6.13% due 06/26/29[2,4]	500,000	508,750
American Express Co.
5.20% due 12/31/49[2,3]	500,000	507,796
First American Financial Corp.
4.60% due 11/15/24	500,000	506,946
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	475,000	499,657
Pacific Northwest Communities LLC
5.91% due 06/15/50[4]	400,000	437,412
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[4]	387,755	393,195
Royal Bank of Scotland Group plc
5.13% due 05/28/24	350,000	356,017
CIC Receivables Master Trust
4.89% due 10/07/21†††	300,000	304,380
Skyway Concession Company LLC
0.64% due 06/30/26[2,4,6]	250,000	203,750
Cadence Bank North America
6.25% due 06/28/291,2,4,[12]	200,000	203,000
Cadence Financial Corp.
4.88% due 06/28/191,4,[12]	150,000	150,750
Prosight Global Inc.
7.50% due 11/26/20†††,1	100,000	102,330
TIG Holdings, Inc.
8.60% due 01/15/27[4]	34,000	29,155
Total Financial		25,373,928
Basic Materials - 2.7%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	1,200,000	1,082,706
4.45% due 11/15/21[4]	500,000	475,139
Yamana Gold, Inc.
4.95% due 07/15/24	1,150,000	1,122,373
AngloGold Ashanti Holdings plc
5.13% due 08/01/22[6]	1,210,000	1,104,141
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	20,641
Total Basic Materials		3,805,000
Consumer, Cyclical - 2.2%
United Airlines 2014-2 Class B Pass Through Trust
4.63% due 09/03/22	745,000	730,100
Sabre GLBL, Inc.
8.50% due 05/15/19[4,6]	680,000	727,600
Northern Group Housing LLC
6.80% due 08/15/53[4]	600,000	711,882
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	362,393	375,076
GRD Holdings III Corp.
10.75% due 06/01/19[4]	250,000	273,125
QVC, Inc.
7.38% due 10/15/20[4]	200,000	209,500
Total Consumer, Cyclical		3,027,283
Energy - 1.1%
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
8.38% due 06/01/19	455,000	476,612
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[6]	600,000	463,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	350,000	358,750
Exterran Holdings, Inc.
7.25% due 12/01/18	250,000	245,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
CORPORATE BONDS††- 26.8% (continued)
Energy - 1.1% (continued)
Williams Companies, Inc.
8.75% due 03/15/32	$12,000	$14,005
Total Energy		1,557,867
Industrials - 0.8%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,1	750,000	777,975
SBM Baleia Azul
5.50% due 09/15/27†††,1	453,600	401,617
Total Industrials		1,179,592
Consumer, Non-cyclical - 0.8%
CDK Global, Inc.
4.50% due 10/15/24[6]	1,000,000	1,014,394
ADT Corp.
6.25% due 10/15/21	150,000	154,125
Total Consumer, Non-cyclical		1,168,519
Communications - 0.5%
Avaya, Inc.
7.00% due 04/01/19[4]	650,000	633,750
Nortel Networks Ltd.
6.88% due 09/01/23[7]	31,000	11,780
Total Communications		645,530
Diversified - 0.4%
Leucadia National Corp.
5.50% due 10/18/23[6]	600,000	614,473
Industrial - 0.2%
Trimble Navigation Ltd.
4.75% due 12/01/24	300,000	307,379
Materials - 0.0%
Constar International, Inc
11.00% due 12/31/17†††,1	5,747	–
Total Corporate Bonds
(Cost $41,526,520)		37,679,571

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.0%
LSTAR Securities Investment Trust
2014-1, 3.26% due 09/01/211,2,4,[12]	2,145,043	2,145,042
SRERS Funding Ltd.
2011-RS, 0.41% due 05/09/46[2,4]	1,343,262	1,279,457
Luminent Mortgage Trust
2006-2, 0.37% due 02/25/46[2]	1,611,629	1,214,290
American Home Mortgage Investment Trust
2006-1, 0.37% due 03/25/46[2]	1,423,463	1,194,053
COMM 2014-KYO Mortgage Trust
2014-KYO, 2.51% due 06/11/27[2,4]	1,150,000	1,143,246
CSMC Series
2014-ICE, 2.31% due 04/15/27[2,4]	1,150,000	1,143,043
HarborView Mortgage Loan Trust
2006-14, 0.31% due 01/25/47[2]	940,773	735,192
2006-12, 0.35% due 01/19/38[2]	439,665	372,503
Alternative Loan Trust
2003-18CB, 5.25% due 09/25/33	956,236	993,404
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.13% due 11/25/33[2]	918,738	836,051
American Home Mortgage Assets Trust
2007-1, 0.81% due 02/25/47[2]	1,222,571	751,100
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9, 0.95% due 11/25/46[2]	734,335	511,588
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	518,202	440,971
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust
2006-8, 5.76% due 10/25/36	449,064	360,378
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	480,262	339,937
Nomura Resecuritization Trust
2012-1R, 0.61% due 08/27/47[2,4]	302,084	279,428
GreenPoint Mortgage Funding Trust
2007-AR1, 0.25% due 02/25/47[2]	264,433	245,033
JP Morgan Mortgage Trust
2006-A3, 2.63% due 04/25/36[2]	34,129	29,416
Total Collateralized Mortgage Obligations
(Cost $14,145,131)		14,014,132

SENIOR FLOATING RATE INTERESTS††- 6.7%
Consumer, Cyclical - 1.6%
Landry's, Inc.
4.00% due 04/24/18	723,475	717,687
Compucom Systems, Inc.
4.25% due 05/07/20	726,882	692,813
Ollies Bargain Outlet
4.75% due 09/28/19	386,934	379,196
Arby's
4.75% due 11/15/20	346,500	345,201
1-800 Contacts, Inc.
4.25% due 01/29/21	198,500	192,793
Total Consumer, Cyclical		2,327,690
Industrial - 1.4%
Rise Ltd.
4.74% due 02/12/39	1,184,896	1,190,820
AABS Ltd.
4.87% due 01/15/38	440,104	445,033
VAT Holding AG
4.75% due 02/11/21	248,125	245,748

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,[11]- 6.7% (continued)
Industrial - 1.4% (continued)
CareCore National LLC
5.50% due 03/05/21		$199,497	$197,004
Total Industrial			2,078,605
Technology - 1.2%
Avago Technologies Ltd.
3.75% due 05/06/21		995,000	990,443
Greenway Medical Technologies
6.00% due 11/04/20[1]		346,500	343,035
P2 Energy Solutions
5.00% due 10/30/20		296,626	286,244
Total Technology			1,619,722
Consumer, Non-cyclical - 0.9%
Hanesbrands, Inc.
3.50% due 07/30/21	EUR	398,000	482,238
Albertson's (Safeway) Holdings LLC
4.50% due 08/25/21		400,000	399,584
NES Global Talent
6.50% due 10/03/19		146,250	138,938
Akorn, Inc.
4.50% due 04/16/21		99,750	98,794
Performance Food Group
6.25% due 11/14/19		98,995	96,891
Total Consumer, Non-cyclical			1,216,445
Communications - 0.7%
MergerMarket Ltd.
4.50% due 02/04/21		595,500	562,747
Asurion Corp.
5.00% due 05/24/19		455,390	448,805
Total Communications			1,011,552
Financial - 0.5%
Corporate Capital Trust
4.00% due 05/20/19		347,375	343,033
Magic Newco, LLC
5.00% due 12/12/18		246,225	244,994
American Stock Transfer & Trust
5.75% due 06/26/20		96,649	95,925
Total Financial			683,952
Basic Materials - 0.4%
Fortescue Metals Group Ltd.
3.75% due 06/30/19		595,477	539,503
Total Senior Floating Rate Interests
(Cost $9,695,882)			9,477,469

MUNICIPAL BONDS††- 6.5%
Florida - 1.2%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[5]	5,100,000	1,194,011
0.00% due 10/01/42[5]	2,500,000	683,625
Total Florida		1,877,636
New Jersey - 1.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds
0.00% due 12/15/32[5]	3,500,000	1,572,374
Illinois - 1.0%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35	500,000	576,235
5.65% due 12/01/38	500,000	526,655
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/27	150,000	161,349
0.00% due 01/01/30[5]	150,000	74,772
Total Illinois		1,339,011
Puerto Rico - 1.0%
Commonwealth of Puerto Rico General Obligation Unlimited
5.00% due 07/01/31	500,000	501,020
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.13% due 07/01/47	500,000	500,485
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.50% due 07/01/28	250,000	262,908
Total Puerto Rico		1,264,413
Michigan - 0.8%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	850,000	1,125,783
California - 0.8%
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/36[5]	875,000	340,778
0.00% due 08/01/35[5]	565,000	231,740
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	500,000	533,390
Total California		1,105,908
Alabama - 0.7%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/34[5]	775,000	255,456
0.00% due 10/01/36[5]	800,000	229,312
0.00% due 10/01/35[5]	475,000	146,067
0.00% due 10/01/32[5]	300,000	115,650
0.00% due 10/01/31[5]	250,000	104,628
Total Alabama		851,113
Total Municipal Bonds
(Cost $8,633,306)		9,136,238

MORTGAGE BACKED SECURITIES†† - 4.3%
Hilton USA Trust
2013-HLT, 4.41% due 11/05/30[4]	1,100,000	1,125,066
2013-HLT, 5.22% due 11/05/18[2,4]	350,000	358,597
Boca Hotel Portfolio Trust
2013-BOCA, 3.21% due 08/15/26[2,4]	1,000,000	999,394
BBCMS Trust
2013-TYSN, 3.71% due 09/05/32[4]	900,000	884,032

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 4.3% (continued)
COMM 2014-KYO Mortgage Trust
2014-KYO, 2.16% due 06/11/27[2,4]	$600,000	$596,467
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,4	481,786	511,993
LSTAR Commercial Mortgage Trust
2014-2, 5.15% due 01/20/41[2,4]	500,000	509,423
Motel 6 Trust
2012-MTL6, 3.78% due 10/05/25[4]	500,000	494,411
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,4	341,302	335,500
T2 Income Fund CLO Ltd.
2007-1X, 1.73% due 07/15/19	250,000	249,650
Ginnie Mae
#518436, 7.25% due 09/15/29	9,356	9,933
#1849, 8.50% due 08/20/24	983	1,107
Fannie Mae[8]
1990-108,7.00% due 09/25/20	7,361	8,051
Total Mortgage Backed Securities
(Cost $5,929,709)		6,083,624

FEDERAL AGENCY DISCOUNT NOTES†† - 2.1%
Federal Home Loan Bank[9]
0.00% due 01/05/15	3,000,000	2,999,997
Total Federal Agency Discount Notes
(Cost $2,999,997)		2,999,997

U.S. GOVERNMENT SECURITIES†† - 0.5%
U.S. Treasury Bonds
0.00% due 05/15/44	1,479,000	639,770
Total U.S. Government Securities
(Cost $602,580)		639,770
Total Investments - 106.1%
(Cost $153,605,074)		$149,184,004
Other Assets & Liabilities, net - (6.1)%		(8,520,480)
Total Net Assets - 100.0%		$140,663,524

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.89%	09/09/2043	$850,000	$221,340	$221,340
Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	09/26/2043	450,000	94,365	94,365
							$315,705

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2014	Net Unrealized Appreciation
BNY Mellon	400,000	EUR	01/09/15	$494,660	$484,153	$10,507

*	Non-income producing security.
†	Value determined based on Level 1 inputs unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2014.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $77,225,832 (cost $81,628,557), or 54.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Zero coupon rate security.
[6]	Security or a portion thereof is held as collateral for reverse repurchase agreements
[7]	Security is in default of interest and/or principal obligations.
[8]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[9]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[10]	Residual Interest
[11]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[12]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,498,793. (cost $2,493,606), or 1.8 % of total net assets — See Note 7.

plc —	Public Limited Company
REIT—	Real Estate Investment Trust

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 95.4%
Financial - 28.3%
Wells Fargo & Co.	44,230	$2,424,689
American International Group, Inc.	35,052	1,963,262
Citigroup, Inc.	31,770	1,719,074
JPMorgan Chase & Co.	26,980	1,688,408
Bank of New York Mellon Corp.	32,570	1,321,365
Reinsurance Group of America, Inc. — Class A	12,165	1,065,897
Allstate Corp.	12,905	906,576
Zions Bancorporation	29,002	826,847
Bank of America Corp.	34,240	612,554
BB&T Corp.	15,700	610,573
CME Group, Inc. — Class A	6,850	607,253
Unum Group	17,245	601,506
Legg Mason, Inc.	11,270	601,480
NASDAQ OMX Group, Inc.	12,489	598,972
Navient Corp.	16,610	358,942
Capital One Financial Corp.	3,660	302,133
Synchrony Financial*	10,140	301,665
Simon Property Group, Inc.	1,620	295,018
Equity Residential	4,090	293,826
Total Financial		17,100,040
Consumer, Non-cyclical - 19.4%
Teva Pharmaceutical Industries Ltd. ADR	26,105	1,501,299
Johnson & Johnson	12,770	1,335,358
Mondelez International, Inc. — Class A	25,660	932,099
DeVry Education Group, Inc.	18,880	896,234
Kellogg Co.	11,370	744,052
UnitedHealth Group, Inc.	7,135	721,277
Pfizer, Inc.	21,130	658,199
Quanta Services, Inc.*	23,040	654,106
MasterCard, Inc. — Class A	7,010	603,982
Archer-Daniels-Midland Co.	11,490	597,480
Zimmer Holdings, Inc.	5,250	595,455
Philip Morris International, Inc.	7,310	595,400
Medtronic, Inc.	8,030	579,766
Tenet Healthcare Corp.*	8,760	443,869
Kraft Foods Group, Inc.	6,741	422,391
ADT Corp.	8,221	297,847
Patterson Companies, Inc.	2,436	117,172
Total Consumer, Non-cyclical		11,695,986
Industrial - 11.8%
Republic Services, Inc. — Class A	32,860	1,322,614
Parker-Hannifin Corp.	9,355	1,206,327
United Technologies Corp.	9,820	1,129,300
FLIR Systems, Inc.	27,260	880,771
Covanta Holding Corp.	33,960	747,460
TE Connectivity Ltd.	9,877	624,720
Rock-Tenn Co. — Class A	9,798	597,482
Huntington Ingalls Industries, Inc.	2,750	309,265
General Electric Co.	11,110	280,750
Total Industrial		7,098,689
Consumer, Cyclical - 10.0%
Wal-Mart Stores, Inc.	17,265	1,482,718
CVS Health Corp.	12,490	1,202,912
PulteGroup, Inc.	36,030	773,204
WESCO International, Inc.*	9,610	732,378
Oshkosh Corp.	12,820	623,693
Lear Corp.	6,260	613,981
Kohl's Corp.	9,770	596,361
Total Consumer, Cyclical		6,025,247
Energy - 6.5%
Chevron Corp.	12,985	1,456,657
Exxon Mobil Corp.	7,530	696,149
Whiting Petroleum Corp.*	12,595	415,635
Patterson-UTI Energy, Inc.	23,030	382,068
Marathon Oil Corp.	10,730	303,552
Apache Corp.	4,791	300,252
Superior Energy Services, Inc.	14,260	287,339
Oasis Petroleum, Inc.*	6,310	104,367
Total Energy		3,946,019
Communications - 5.7%
Cisco Systems, Inc.	50,360	1,400,764
Time Warner, Inc.	10,615	906,733
AT&T, Inc.	19,800	665,082
DigitalGlobe, Inc.*	14,605	452,317
Total Communications		3,424,896
Technology - 5.4%
Computer Sciences Corp.	18,845	1,188,177
QUALCOMM, Inc.	12,310	915,002
Microsoft Corp.	12,650	587,593
NetApp, Inc.	14,155	586,725
Total Technology		3,277,497
Utilities - 4.3%
Edison International	18,675	1,222,839
UGI Corp.	20,510	778,970
AGL Resources, Inc.	10,770	587,073
Total Utilities		2,588,882
Basic Materials - 4.0%
Dow Chemical Co.	29,900	1,363,739
Cameco Corp.	64,930	1,065,501
Total Basic Materials		2,429,240
Total Common Stocks
(Cost $50,134,789)		57,586,496

WARRANTS† - 0.4%
American International Group, Inc.
$45.00, 01/19/21	8,920	219,610
Total Warrants
(Cost $167,892)		219,610

EXCHANGE-TRADED FUNDS† - 2.5%
iShares Russell 1000 Value ETF	14,340	1,497,096
Total Exchange-Traded Funds
(Cost $1,454,184)		1,497,096

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 1.4%
Dreyfus Treasury Prime Cash Management Fund	863,305	$863,305
Total Short Term Investments
(Cost $863,305)		863,305
Total Investments - 99.7%
(Cost $52,620,170)	$60,166,507
Other Assets & Liabilities, net - 0.3%	205,196
Total Net Assets - 100.0%	$60,371,703

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

ADR —	American Depositary Receipt

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
PREFERRED STOCKS†† - 0.9%
Seaspan Corp.
6.38% due 04/30/19†	20,000	$496,000
Goldman Sachs Group, Inc.
5.50% due 05/10/23†,1,2	13,540	330,376
Morgan Stanley
6.38%†,1,2	10,000	253,100
Total Preferred Stocks
(Cost $1,079,774)		1,079,476

SHORT TERM INVESTMENTS† - 6.7%
Dreyfus Treasury Prime Cash Management Fund	8,017,016	8,017,016
Total Short Term Investments
(Cost $8,017,016)		8,017,016

	Face Amount
ASSET BACKED SECURITIES†† - 54.2%
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.88% due 10/15/26[1,3]	$1,000,000	984,400
2014-5A, 3.78% due 10/15/26[1,3]	1,000,000	970,300
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/19[3]	1,962,526	1,954,157
AASET
2014-1, 5.13% due 12/15/29[1]	1,250,000	1,246,875
2014-1, 7.38% due 12/15/29[1]	500,000	498,750
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[3]	1,742,914	1,743,263
Flagship CLO VI
2007-1A, 2.64% due 06/10/21[1,3]	1,500,000	1,454,700
Structured Asset Investment Loan Trust
2005-2, 0.90% due 03/25/35[1]	1,000,000	926,498
2005-1, 0.89% due 02/25/35[1,3]	550,000	520,986
H2 Asset Funding Ltd.
2.06% due 03/19/37	1,000,000	1,002,100
Ares XXIII CLO Ltd.
2014-1AR, 3.43% due 04/19/23[1,3]	1,000,000	995,000
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[3]	1,000,000	994,900
Encore Credit Receivables Trust
2005-4, 0.61% due 01/25/36[1]	1,077,390	992,534
Madison Park Funding VIII Ltd.
2014-8AR, 2.43% due 04/22/22[1,3]	500,000	497,150
2014-8AR, 3.03% due 04/22/22[1,3]	500,000	493,700
Cent CLO 16, LP
2014-16AR, 3.50% due 08/01/24[1,3]	500,000	496,100
2014-16AR, 2.68% due 08/01/24[1,3]	500,000	492,850
ACAs CLO Ltd.
2014-1AR, 2.57% due 09/20/23[1,3]	1,000,000	988,000
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 2.50% due 09/20/22[1,3]	1,000,000	985,000
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.73% due 04/28/26[1,3]	1,000,000	984,600
Oaktree EIF II Series A2 Ltd.
2014-A2, 2.60% due 11/15/25[1,3]	1,000,000	983,800
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,3,7]	500,000	514,850
2007-1A, 1.73% due 01/20/21[1,3]	500,000	464,150
Northwoods Capital XIV Ltd.
2014-14A, 2.69% due 11/12/25†††,1,3	1,000,000	978,900
Battalion Clo 2007-I Ltd.
2007-1A, 2.38% due 07/14/22[1,3]	1,000,000	975,700
CIFC Funding 2012-III Ltd.
2013-3A, 3.23% due 01/29/25[1,3]	600,000	579,060
2013-3A, 4.48% due 01/29/25[1,3]	400,000	391,240
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/21[1,3]	1,000,000	966,300
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/21[1,3]	1,000,000	963,100
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.05% due 01/07/18[1,3]	1,000,000	963,000
First Frankin Mortgage Loan Trust
2006-FF4, 0.35% due 03/25/36[1]	1,001,862	957,110
Westbrook CLO Ltd.
2006-1A, 1.95% due 12/20/20[1,3]	1,000,000	955,500
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/23[1,3]	475,343	478,099
2014-1, 3.48% due 07/15/23[3]	475,343	476,710
CIFC Funding 2007-I Ltd.
2007-1A, 1.73% due 05/10/21[1,3]	1,000,000	953,200
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/37[1,3]	1,000,000	939,537

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 54.2% (continued)
Miramax LLC
2014-1A, 3.34% due 07/20/26[3]	$936,000	$936,082
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 0.90% due 03/23/23[1,3]	500,000	478,900
2006-3A, 6.68% due 03/23/23[3]	441,767	438,763
Rockwall CDO II Ltd.
2007-1A, 0.78% due 08/01/24[1,3]	1,000,000	910,300
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	818,879	890,433
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	432,802	431,158
2014-1, 7.50% due 02/15/29	432,802	426,353
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.61% due 07/10/17†††,1	852,844	832,290
Venture VI CDO Ltd.
2006-1A, 1.71% due 08/03/20[1,3]	850,000	806,905
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	750,000	749,925
Race Point V CLO Ltd.
2014-5AR, 3.99% due 12/15/22[1,3]	750,000	748,350
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due 10/20/21[1,3]	700,000	696,780
Gramercy Park CLO Ltd.
2014-1AR, 3.18% due 07/17/23[1,3]	700,000	689,010
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.66% due 11/21/40[1,3]	700,000	649,530
Babson CLO Limited
2012-2A, 0.00% due 05/15/23[3,7]	750,000	617,400
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[1,3]	613,132	604,609
KVK CLO 2013-1 Ltd.
2013-1A, 0.00% due 04/14/25[3,7]	750,000	579,000
Structured Asset Securities Corporation Mortgage Loan Trust
2007-BC1, 0.30% due 02/25/37[1]	600,000	521,087
Gale Force 4 CLO Ltd.
2007-4A, 3.73% due 08/20/21[1,3]	500,000	500,150
Marine Park CLO Ltd.
2012-1A, 4.73% due 05/18/23[1,3]	500,000	498,600
T2 Income Fund CLO Ltd.
2007-1A, 1.73% due 07/15/19[1,3]	250,000	249,650
2007-1A, 2.98% due 07/15/19[1,3]	250,000	247,900
Symphony CLO IX, LP
2012-9A, 3.48% due 04/16/22[1,3]	500,000	495,400
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.13% due 07/15/23[1,3]	500,000	495,050
LCM X, LP
2014-10AR, 3.08% due 04/15/22[1,3]	500,000	494,450
Cerberus Onshore II Clo-2 LLC
2014-1A, 2.93% due 10/15/23[1,3]	500,000	493,750
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[3]	486,875	493,720
CIFC Funding 2006-I B Ltd.
2006-1BA, 4.25% due 12/22/20[1,3]	500,000	493,200
COA Summit CLO Limited
2014-1A, 4.08% due 04/20/23[1,3]	500,000	492,600
OZLM Funding Ltd.
2012-2A, 3.48% due 10/30/23[1,3]	500,000	491,950
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.73% due 04/25/26[1,3]	250,000	248,875
2014-18A, 4.23% due 04/25/26[1,3]	250,000	242,925
Apidos CDO III Ltd.
2006-3A, 1.99% due 06/12/20[1,3]	500,000	488,400
Race Point IV CLO Ltd.
2007-4A, 2.23% due 08/01/21[1,3]	500,000	488,100
Katonah Ltd.
2007-10A, 2.24% due 04/17/20[1,3]	500,000	487,750
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.19% due 12/13/36[1,3]	512,580	486,285
Babson Mid-Market CLO Incorporated
2007-2A, 1.93% due 04/15/21[1,3]	500,000	486,000
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.23% due 08/15/23[1,3]	500,000	485,550
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.68% due 10/25/26[1,3]	500,000	484,750

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 54.2% (continued)
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.53% due 07/25/25[1,3]	$250,000	$243,725
2014-1A, 4.48% due 07/25/25[1,3]	250,000	239,725
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/26[1,3]	500,000	482,500
ColumbusNova CLO Limited
2007-1A, 1.58% due 05/16/19[1,3]	500,000	481,900
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[1,3]	500,000	481,450
Shackleton II CLO Ltd.
2012-2A, 4.28% due 10/20/23[1,3]	500,000	481,400
BlueMountain CLO 2012-2 Ltd.
2012-2A, 2.98% due 11/20/24[1,3]	500,000	480,300
Figueroa CLO 2013-1 Ltd.
2013-1A, 2.98% due 03/21/24[1,3]	500,000	479,750
Madison Park Funding III Ltd.
2006-3A, 1.65% due 10/25/20[1,3]	500,000	479,300
KVK CLO 2014-2 Ltd.
2014-2A, 3.23% due 04/15/26[1,3]	500,000	478,550
WhiteHorse IV Ltd.
2007-4A, 1.68% due 01/17/20[1,3]	500,000	475,700
Katonah IX CLO Ltd.
2006-9A, 1.63% due 01/25/19[1,3]	500,000	473,800
Telos CLO 2013-4 Ltd.
2013-4A, 2.98% due 07/17/24[1,3]	500,000	473,450
Shasta CLO Ltd.
2007-1A, 1.63% due 04/20/21[1,3]	500,000	473,400
ALM XIV Ltd.
2014-14A, 3.68% due 07/28/26[1,3]	500,000	465,250
Icon Brand Holdings LLC
2013-1A, 4.35% due 01/25/43[3]	452,039	449,010
GSAA Home Equity Trust
2006-18, 6.00% due 11/25/36	656,360	448,619
Accredited Mortgage Loan Trust
2007-1, 0.30% due 02/25/37[1]	464,334	440,451
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due 08/15/56[1,3]	467,208	417,170
GSAMP Trust
2005-HE6, 0.61% due 11/25/35[1]	450,000	414,727
Keuka Park CLO Limited
2013-1A, 0.00% due 10/21/24[3,4,7]	500,000	411,650
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.78% due 11/05/41[1,3]	326,450	324,361
Soundview Home Loan Trust
2003-1, 2.42% due 08/25/31[1]	286,998	284,558
Neuberger Berman CLO Ltd.
2012-12A, 0.00% due 07/25/23[3,7]	350,000	252,665
ALM IV Ltd.
2011-4A, 2.98% due 07/18/22[1,3]	250,000	250,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.93% due 04/15/25[1,3]	250,000	249,375
Hewett's Island CDO Ltd.
2007-6A, 2.49% due 06/09/19[1,3]	250,000	248,300
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/23[1,3]	250,000	246,275
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/21[1,3]	250,000	230,300
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/25[1,3]	200,000	193,040
Total Asset Backed Securities
(Cost $64,894,972)		64,664,750

CORPORATE BONDS††- 14.0%
Financial - 9.5%
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2]	1,500,000	1,507,500
Citigroup, Inc.
5.35% due 05/29/49[1,2,5]	890,000	821,025
5.80% due 11/29/49[1,2]	500,000	500,000
6.30% due [1,2]	30,000	29,550
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2]	1,280,000	1,252,398
EPR Properties
5.75% due 08/15/22[5]	1,000,000	1,092,366
Bank of America Corp.
5.13% due 12/29/49[1,2]	900,000	867,938
Corporation Financiera de Desarrollo S.A.
3.25% due 07/15/19[3,5]	500,000	499,999
5.25% due 07/15/29[1,3,5]	350,000	355,320
ICICI Bank Ltd.
4.75% due 11/25/16[3]	750,000	783,810

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
CORPORATE BONDS††- 14.0% (continued)
Financial - 9.5% (continued)
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	$400,000	$412,080
3.50% due 03/15/17	350,000	350,000
HSBC Holdings plc
5.63% due 12/29/49[1,2,5]	750,000	752,625
Ironshore Holdings US, Inc.
8.50% due 05/15/20[3]	500,000	600,731
Cadence Financial Corp.
4.88% due 06/28/19[3,6,8]	500,000	502,500
Morgan Stanley
5.45% due 07/29/49[1,2]	350,000	350,630
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24[5]	300,000	316,482
Nordea Bank AB
5.50% due 09/29/49[1,2,3,5]	250,000	246,563
Total Financial		11,241,517
Energy - 1.1%
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
8.38% due 06/01/19	500,000	523,750
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	500,000	512,500
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3,5]	404,700	325,278
Total Energy		1,361,528
Industrial - 1.1%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	750,000	781,875
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	600,000	558,000
Total Industrial		1,339,875
Basic Materials - 0.8%
Yamana Gold, Inc.
4.95% due 07/15/24	750,000	731,983
KGHM International Ltd.
7.75% due 06/15/19[3]	200,000	206,000
Total Basic Materials		937,983
Consumer, Cyclical - 0.6%
United Airlines 2014-2 Class B Pass Through Trust
4.63% due 09/03/22	500,000	490,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	250,000	257,500
Total Consumer, Cyclical		747,500
Consumer, Non-cyclical - 0.5%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	566,000	593,734
Government - 0.4%
Magyar Export-Import Bank Zrt
4.00% due 01/30/20[3]	500,000	496,375
Total Corporate Bonds
(Cost $16,977,459)		16,718,512

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.3%
CSMC Series
2014-ICE, 2.31% due 04/15/27[1,3]	1,000,000	993,950
2014-6R, 0.35% due 09/27/36[1,3]	942,158	893,969
2014-2R, 0.37% due 02/27/46[1,3]	522,574	487,369
SRERS Funding Ltd.
2011-RS, 0.41% due 05/09/46[1,3]	2,307,654	2,198,041
LSTAR Securities Investment Trust
2014-1, 3.26% due 09/01/21[1,8]	1,950,039	1,950,039
COMM 2014-KYO Mortgage Trust
2014-KYO, 2.51% due 06/11/27[1,3]	1,500,000	1,491,190
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.26% due 07/15/31[1,3]	1,000,000	999,657
FREMF 2012-K501 Mortgage Trust
2012-K501, 3.46% due 11/25/46[1,3]	500,000	507,512
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.40% due 02/25/36[1]	545,203	463,813
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[1]	547,139	463,559
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	597,082	422,624
Nomura Resecuritization Trust
2012-1R, 0.61% due 08/27/47[1,3]	453,126	419,142
First Horizon Alternative Mortgage Securities Trust
2006-FA1, 5.75% due 04/25/36	499,089	417,495
GreenPoint Mortgage Funding Trust
2007-AR1, 0.25% due 02/25/47[1]	380,784	352,847

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.3% (continued)
Morgan Stanley Re-REMIC Trust
2010-R5, 0.45% due 06/26/36[1,3]	$259,670	$185,812
Total Collateralized Mortgage Obligations
(Cost $12,303,430)		12,247,019

SENIOR FLOATING RATE INTERESTS††- 7.3%
Consumer, Cyclical - 2.0%
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	497,989	487,851
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20	490,196	483,863
American Tire Distributors, Inc.
5.75% due 06/01/18	298,496	297,750
Party City Holdings, Inc.
4.00% due 07/27/19	300,000	292,800
Smart & Final Stores LLC
4.75% due 11/15/19	270,796	266,734
Fitness International LLC
5.50% due 07/01/20	248,750	237,556
Arby's
4.75% due 11/15/20	198,000	197,258
Michaels Stores, Inc.
4.00% due 01/28/20	199,500	195,759
Total Consumer, Cyclical		2,459,571
Technology - 1.7%
Avago Technologies Ltd.
3.75% due 05/06/21	696,500	693,309
MSC Software Corp.
5.00% due 05/29/20	497,500	495,013
Deltek, Inc.
4.50% due 10/10/18	299,237	295,347
Blue Coat Systems, Inc.
4.00% due 05/31/19	298,493	289,538
First Data Corp.
4.17% due 03/24/21	150,000	147,635
Epicor Software
4.00% due 05/16/18	96,869	95,416
Total Technology		2,016,258
Industrial - 1.7%
Rise Ltd.
4.74% due 02/12/39	473,958	476,328
AABS Ltd.
4.87% due 01/15/38	440,104	445,033
HD Supply, Inc.
4.00% due 06/28/18	395,939	391,651
Doncasters Group Ltd.
4.50% due 04/09/20	248,736	246,406
Dematic S.A.
4.25% due 12/28/19	247,500	244,406
Sabre, Inc.
4.00% due 02/19/19	197,980	194,161
Total Industrial		1,997,985
Financial - 0.7%
First Data Corp.
3.67% due 03/23/18	500,000	489,690
USI Holdings Corp.
4.25% due 12/27/19	373,111	366,115
Total Financial		855,805
Basic Materials - 0.6%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	743,103	673,251
Consumer, Non-cyclical - 0.4%
Diamond Foods, Inc.
4.25% due 08/20/18	496,872	491,903
Communications - 0.2%
Asurion Corp.
5.00% due 05/24/19	196,975	194,126
Total Senior Floating Rate Interests
(Cost $8,833,658)		8,688,899

MORTGAGE BACKED SECURITIES†† - 3.2%
Hilton USA Trust
2013-HLT, 5.22% due 11/05/18[1,3]	1,000,000	1,024,563
CSMC Series
2014-SURF, 2.41% due 02/15/29[1,3]	1,000,000	1,002,839
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.65% due 12/15/16[1,3]	1,000,000	1,000,320
Resource Capital Corp.
2014-CRE2, 2.66% due 04/15/32[1,3]	500,000	495,823
Motel 6 Trust
2012-MTL6, 3.78% due 10/05/25[3]	250,000	247,206
Total Mortgage Backed Securities
(Cost $3,781,295)		3,770,751

REPURCHASE AGREEMENTS††,5,9 - 4.5%
Jefferies & Company, Inc.
issued 12/26/14 at 3.17%
due 01/27/15	1,400,000	1,400,000
Jefferies & Company, Inc.
issued 12/08/14 at 2.56%
due 01/17/15	1,167,000	1,167,000
Jefferies & Company, Inc.
issued 12/30/14 at 2.77%
due 02/13/15	1,056,000	1,056,000
Jefferies & Company, Inc.
issued 12/30/14 at 3.27%
due 02/13/15	918,000	918,000
Jefferies & Company, Inc.
issued 12/09/14 at 3.16%
due 01/08/15	800,000	800,000
Total Repurchase Agreements
(Cost $5,341,000)		5,341,000
Total Investments - 101.1%
(Cost $121,228,604)	$120,527,423
Other Assets & Liabilities, net (1.1)%	(1,285,823)
Total Net Assets - 100.0%	$119,241,600

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2014.
[2]	Perpetual maturity.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $70,930,160 (cost $71,246,225), or 59.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Zero coupon rate security.
[5]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[6]	Illiquid security.
[7]	Residual Interest.
[8]
Security is a 144A or Section 4(a)2 security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)2 securities is $2,452,539 (cost $2,450,039) or 2.1% of total net assets — See Note 7.

[9]	Repurchase agreements — See Note 8.

plc — Public Limited Company

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 0.4%
Financials - 0.2%
California Republic Bank*,††	166,500	$4,495,500
Consumer Discretionary - 0.2%
Travelport, LLC*,††,12	193,197	3,477,546
Travelport, LLC*	11,027	194,957
Total Consumer Discretionary		3,672,503
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	21,660	521,573
Basic Materials - 0.0%
Mirabela Nickel Ltd.*	7,057,522	167,110
Total Common Stocks
(Cost $10,951,104)		8,856,686

PREFERRED STOCKS†† - 1.8%
Seaspan Corp.
6.38% due 04/30/19†	520,000	12,896,000
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†,1,2	440,000	11,114,400
Goldman Sachs Group, Inc.
5.50% due 05/10/23†,1,2	260,000	6,344,000
Morgan Stanley
6.38%†,1,2	200,000	5,062,000
CoBank ACB
6.20% due 01/01/25†,1,2	38,000	3,800,000
Alm Loan Funding
due 06/20/23*,†,1	1,373	1,157,384
WhiteHorse II Ltd.
due 06/15/17*,1,3	2,100,000	63,000
GSC Partners CDO Fund V Ltd.
due 11/20/16*,1,3	5,200	–
Total Preferred Stocks
(Cost $43,578,395)		40,436,784

EXCHANGE-TRADED FUNDS† - 3.7%
SPDR EURO STOXX 50 ETF	584,270	21,536,192
iShares MSCI Italy Capped ETF	1,580,722	21,497,819
iShares MSCI Spain Capped ETF	615,350	21,309,571
iShares iBoxx $ High Yield Corporate Bond ETF	231,507	20,743,027
Total Exchange-Traded Funds
(Cost $89,820,263)		85,086,609

MUTUAL FUNDS† - 2.5%
Guggenheim Limited Duration Fund - Institutional Class[4]	1,840,333	45,658,651
Guggenheim Risk Managed Real Estate Fund - Institutional Class[4]	403,870	12,309,953
Total Mutual Funds
(Cost $56,136,533)		57,968,604

CLOSED-END FUNDS† - 0.1%
Guggenheim Strategic Opportunities Fund[4]	156,950	3,280,255
Total Closed-End Funds
(Cost $3,108,834)		3,280,255

SHORT TERM INVESTMENTS† - 16.0%
Federated U.S. Treasury Cash Reserve Fund	369,153,206	369,153,206
Total Short Term Investments
(Cost $369,153,206)		369,153,206

	Face Amount
ASSET BACKED SECURITIES†† - 32.4%
AASET
2014-1, 5.13% due 12/15/29[1]	$18,750,000	18,703,125
2014-1, 7.38% due 12/15/29[1]	18,250,000	18,204,375
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[3]	33,502,689	33,509,389
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,3]	8,150,000	8,392,055
2007-1A, 0.63% due 01/20/21[1,3]	5,050,000	4,878,300
2007-1A, 1.03% due 01/20/21[1,3]	2,500,000	2,361,750
2007-1A, 1.73% due 01/20/21[1,3]	2,500,000	2,320,750
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	8,899,237	8,865,420
2014-1, 7.50% due 02/15/29	8,403,424	8,278,213
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/19[3]	17,196,637	17,123,294
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due 05/15/21[1,3]	10,850,000	10,754,520
2007-1A, 5.23% due 05/15/21[1,3]	5,000,000	4,982,000
Babson CLO Limited
2012-2A, 0.00% due 05/15/23[3]	11,850,000	9,754,920
2014-IA, 0.00% due 07/20/25[3]	6,400,000	5,808,000
Neuberger Berman CLO Ltd.
2014-12AR, 3.33% due 07/25/23[1,3]	5,300,000	5,217,850
2012-12X, 0.00% due 07/25/23†††	7,000,000	4,775,400
2012-12A, 0.00% due 07/25/23[3]	5,900,000	4,259,210
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due 08/15/56[1,3]	15,262,138	13,627,563
Cedar Woods CRE CDO Ltd.
2006-1A, 0.43% due 07/25/51	14,660,713	13,152,126
Gramercy Park CLO Ltd.
2014-1AR, 3.18% due 07/17/23[1,3]	7,500,000	7,382,250

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 32.4% (continued)
2012-1A, 0.00% due 07/17/23†††,3	$2,650,000	$2,204,535
2014-1AR, 4.28% due 07/17/23[1,3]	1,750,000	1,723,750
2012-1X SUB, % due 07/17/23	1,250,000	973,250
Northwoods Capital XIV Ltd.
2014-14A, 3.58% due 11/12/25†††,1,3	6,000,000	5,846,400
2014-14A, 2.69% due 11/12/25†††,1,3	5,750,000	5,628,675
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	12,382,819	11,264,651
GSAA Home Equity Trust
2007-7, 0.44% due 07/25/37[1]	5,087,265	4,294,928
2006-14, 0.42% due 09/25/36[1]	5,352,040	3,317,778
2006-18, 6.00% due 11/25/36	4,713,391	3,221,579
NewStar Clarendon Fund CLO LLC
2015-1A, 2.94% due 01/25/27[1,3]	7,000,000	6,925,100
2015-1A, 3.59% due 01/25/27[1,3]	4,000,000	3,861,600
N-Star Real Estate CDO IX Ltd.
0.47% due 02/01/41[5]	11,362,177	10,779,297
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 3.50% due 09/20/22[1,3]	6,500,000	6,454,500
2014-1AR, 4.50% due 09/20/22[1,3]	3,500,000	3,475,500
KVK CLO 2013-1 Ltd.
2013-1A, 0.00% due 04/14/25[3]	11,900,000	9,186,800
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[3]	6,450,000	4,676,895
2013-1A, 2.98% due 04/15/25[1,3]	2,000,000	1,914,600
2013-1A, 3.98% due 04/15/25[1,3]	1,500,000	1,412,250
GreenPoint Mortgage Funding Trust
2005-HE4, 0.87% due 07/25/30[1]	8,308,007	7,837,284
Carlyle Global Market Strategies
2013-3X SUB, % due 07/15/25	4,000,000	3,210,000
2014-2AR, 4.13% due 07/20/23[1,3]	3,000,000	2,976,900
2012-3A, 0.00% due 10/04/24[3,6]	1,800,000	1,584,360
MWAM CBO 2001-1 Ltd.
2001-1A, 3.08% due 01/30/31[1,3]	4,445,663	4,140,246
2001-1A, 14.09% due 01/30/31[3]	3,261,457	3,557,597
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.61% due 07/10/17†††,1	7,758,130	7,571,159
Cent CLO 16, LP
2014-16AR, 3.50% due 08/01/24[1,3]	7,250,000	7,193,450
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/41[1,3]	5,350,000	4,821,955
2006-8A, 0.46% due 02/01/41[1,3]	2,165,915	2,085,776
Jasper CLO Ltd.
2005-1A, 1.13% due 08/01/17[1,3]	7,000,000	6,845,300
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	4,015,265	4,055,418
2013-1A, 6.38% due 12/13/48[3]	2,572,793	2,611,385
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[3]	6,489,583	6,586,927
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.73% due 10/15/26[1,3]	3,500,000	3,384,850
2014-5A, 3.78% due 10/15/26[1,3]	3,000,000	2,910,900
Atlas Senior Loan Fund V Ltd.
2014-1A, 3.25% due 07/16/26[1,3]	6,250,000	6,045,000
HSI Asset Securitization Corporation Trust
2005-OPT1, 0.59% due 11/25/35[1]	7,320,000	6,016,271
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.43% due 04/25/36[1]	6,613,922	5,967,405
Dryden XXIII Senior Loan Fund
2014-23RA, 3.18% due 07/17/23[1,3]	6,000,000	5,904,000
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[1,3]	3,250,000	3,129,425
2013-7R2A, 3.68% due 04/24/24†††,1,3	2,500,000	2,420,000
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	5,413,831	5,467,428
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.48% due 04/28/26[1,3]	5,500,000	5,414,200
ALM XIV Ltd.
2014-14A, 3.18% due 07/28/26[1,3]	3,100,000	2,988,710
2014-14A, 3.68% due 07/28/26[1,3]	2,500,000	2,326,250
Telos CLO Ltd.
2013-3A, 3.23% due 01/17/24[1,3]	2,750,000	2,647,150

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 32.4% (continued)
2013-3A, 4.48% due 01/17/24[1,3]	$2,550,000	$2,480,895
Highland Park CDO I Ltd.
2006-1A, 0.56% due 11/25/51[1,3]	5,131,494	4,947,786
Soundview Home Loan Trust
2007-1, 0.34% due 03/25/37[1]	5,274,169	4,907,932
Mountain Hawk II CLO Ltd.
2013-2A, 3.38% due 07/22/24[1,3]	2,750,000	2,473,075
2013-2A, 2.83% due 07/22/24[1,3]	2,500,000	2,335,000
Atlas Senior Loan Fund IV Ltd.
2014-2A, 2.93% due 02/17/26[1,3]	3,900,000	3,673,800
2014-2A, 3.68% due 02/17/26[1,3]	1,210,000	1,120,944
OCP CLO 2014-7 Ltd.
2014-7A, 3.20% due 10/20/26†††,1,3	5,000,000	4,792,000
West CLO 2013-1 Ltd.
2013-1A, 0.00% due 11/07/25[1,3]	5,300,000	3,822,360
2013-1A, 3.13% due 11/07/25[1,3]	1,000,000	956,100
Telos CLO 2014-6 Ltd.
2014-6A, 3.23% due 01/17/27[1,3]	5,000,000	4,770,500
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.66% due 11/21/40[1,3]	5,000,000	4,639,500
NewStar Commercial Loan Trust
2007-1A, 2.53% due 09/30/22[1,3]	4,000,000	3,685,600
2007-1A, 1.53% due 09/30/22[1,3]	1,000,000	949,000
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.48% due 07/25/25[1,3]	2,750,000	2,636,975
2014-1A, 3.53% due 07/25/25[1,3]	2,000,000	1,949,800
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[1,3]	4,615,299	4,551,146
Battalion Clo 2007-I Ltd.
2007-1A, 2.38% due 07/14/22[1,3]	4,600,000	4,488,220
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.93% due 04/15/25[1,3]	3,000,000	2,992,500
2014-1A, 4.43% due 04/15/25[1,3]	1,500,000	1,450,950
Golub Capital Partners CLO 21M Ltd.
2014-21A, 3.53% due 10/25/26[1,3]	4,300,000	4,115,960
Flagship CLO VI
2007-1A, 2.64% due 06/10/21[1,3]	4,200,000	4,073,160
BlueMountain CLO 2012-2 Ltd.
2012-2A, 4.33% due 11/20/24[1,3]	4,100,000	4,051,210
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due 10/20/21[1,3]	4,000,000	3,981,600
Saxon Asset Securities Trust
2005-4, 0.61% due 11/25/37[1]	4,550,000	3,950,119
Oaktree EIF II Series A2 Ltd.
2014-A2, 3.50% due 11/15/25[1,3]	4,000,000	3,945,600
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.80% due 09/20/23[1,3]	3,250,000	3,192,475
2013-1A, 5.55% due 09/20/23[1,3]	750,000	748,125
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.84% due 01/10/38[1,3]	4,158,060	3,852,442
New Century Home Equity Loan Trust
2004-4, 0.96% due 02/25/35[1]	2,347,016	2,131,142
2005-1, 0.89% due 03/25/35[1]	1,895,177	1,653,885
Rockwall CDO II Ltd.
2007-1A, 0.48% due 08/01/24[1,3]	2,501,406	2,399,348
2007-1A, 0.78% due 08/01/24[1,3]	1,500,000	1,365,450
AMMC CLO XI Ltd.
2012-11A, 0.00% due 10/30/23[3]	5,650,000	3,726,740
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/37[1,3]	3,750,000	3,523,264
Banco Bradesco SA
2014-1B, 5.43% due 03/12/26[5]	3,500,000	3,464,650
Grayson CLO Ltd.
2006-1A, 0.64% due 11/01/21[1,3]	3,700,000	3,438,410
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 3.54% due 10/18/25[1,3]	3,500,000	3,389,400
ACA CLO 2007-1 Ltd.
2007-1A, 1.18% due 06/15/22[1,3]	3,550,000	3,360,075
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.73% due 04/25/26[1,3]	2,200,000	2,190,100
2014-18A, 4.23% due 04/25/26[1,3]	1,200,000	1,166,040

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 32.4% (continued)
First Franklin Mortgage Loan Trust
2006-FF1, 0.51% due 01/25/36[1]	$2,750,000	$2,422,054
2006-FF1, 0.61% due 01/25/36[1]	1,225,000	931,561
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due 01/30/24[3]	3,650,000	3,304,710
DIVCORE CLO Ltd.
2013-1A B, 4.06% due 11/15/32	3,250,000	3,250,975
Primus Clo II Ltd.
2007-2A, 1.18% due 07/15/21[1,3]	3,500,000	3,221,750
CIFC Funding 2012-I Ltd.
2014-1AR, 3.30% due 08/14/24[1,3]	3,250,000	3,202,550
Duane Street CLO II Ltd.
2006-2A, 3.98% due 08/20/18[1,3]	3,250,000	3,172,650
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[3]	3,089,729	3,098,612
ALM VII R Ltd.
2013-7RA, 3.68% due 04/24/24[1,3]	3,250,000	3,076,775
Marathon CLO VII Ltd.
2014-7A, 3.73% due 10/28/25[1,3]	3,000,000	2,962,800
CIFC Funding 2012-II Ltd.
2012-2A, 4.48% due 12/05/24[1,3]	2,000,000	1,968,400
2012-2A, 3.23% due 12/05/24[1,3]	1,000,000	970,600
Home Equity Asset Trust
2005-7, 0.62% due 01/25/36[1]	3,250,000	2,938,952
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.19% due 12/13/36[1,3]	3,075,483	2,917,710
Race Point V CLO Ltd.
2014-5AR, 3.99% due 12/15/22[1,3]	2,900,000	2,893,620
Citigroup Mortgage Loan Trust
2007-WFH2, 0.52% due 03/25/37[1]	3,200,000	2,881,859
KVK CLO 2014-2 Ltd.
2014-2A, 3.23% due 04/15/26[1,3]	3,000,000	2,871,300
KVK CLO 2014-1 Ltd.
2014-1A, 3.13% due 05/15/26[1,3]	3,000,000	2,855,100
Franklin CLO Ltd.
2007-6A, 2.48% due 08/09/19[1,3]	3,000,000	2,854,500
Vibrant CLO II Ltd.
2013-2A, 2.98% due 07/24/24[1,3]	3,000,000	2,839,200
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.31% due 07/25/37[1,3]	3,142,702	2,821,455
Park Place Securities Incorporated Series
2005-WHQ2, 0.63% due 05/25/35[1]	3,000,000	2,795,880
Sound Point CLO I Ltd.
2012-1A, 4.81% due 10/20/23[1,3]	2,750,000	2,713,700
Great Lakes CLO 2012-1 Ltd.
2012-1A, 0.00% due 01/15/23[3]	3,250,000	2,635,100
Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust
2006-1, 0.43% due 05/25/36[1]	2,800,000	2,618,406
Marathon CLO VI Ltd.
2014-6A, 3.08% due 05/13/25[1,3]	2,750,000	2,613,875
Fortress Credit BSL Ltd.
2013-1A, 3.13% due 01/19/25[1,3]	2,750,000	2,584,725
Octagon Loan Funding Ltd.
2014-1A, 0.00% due 11/18/26[3]	3,000,000	2,555,400
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[3]	3,250,000	2,516,150
Icon Brand Holdings LLC
2013-1A, 4.35% due 01/25/43[3]	2,531,418	2,514,458
Callidus Debt Partners Clo Fund VI Ltd.
2007-6A, 3.23% due 10/23/21[1,3]	2,100,000	2,019,570
2007-6A, 1.48% due 10/23/21[1,3]	500,000	474,300
Keuka Park CLO Limited
2013-1A, 0.00% due 10/21/24[3,6]	3,000,000	2,469,900
Cerberus Onshore II CLO 2 LLC
2014-1A, 4.38% due 10/15/23†††,1,3	2,500,000	2,438,500
Cerberus Onshore II Clo-2 LLC
2014-1A, 3.58% due 10/15/23[1,3]	2,500,000	2,438,250
Westwood CDO II Ltd.
2007-2X, 2.03% due 04/25/22	1,550,000	1,456,535
2007-2A, 2.03% due 04/25/22[1,3]	1,000,000	947,500
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/21[1,3]	2,450,000	2,367,435
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.23% due 12/20/18[1,3]	2,376,000	2,327,530

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 32.4% (continued)
GSAA Trust
2005-10, 0.82% due 06/25/35[1]	$2,462,000	$2,233,435
CIFC Funding 2013-II Ltd.
2013-2A, 3.83% due 04/21/25[1,3]	2,250,000	2,112,525
Acis CLO 2013-1 Ltd.
2013-1A, 4.73% due 04/18/24[1,3]	2,100,000	2,082,150
Gale Force 4 CLO Ltd.
2007-4A, 3.73% due 08/20/21[1,3]	2,000,000	2,000,600
Ableco Capital LLC
2013-1, 4.92% due 05/31/19[1,5]	2,000,000	2,000,000
Northwoods Capital VII Ltd.
2006-7A, 3.73% due 10/22/21[1,3]	2,000,000	1,994,200
Bear Stearns Asset Backed Securities Trust
2005-3, 0.92% due 09/25/35[1]	2,086,361	1,989,852
CIFC Funding 2006-I B Ltd.
2006-1BA, 4.25% due 12/22/20[1,3]	2,000,000	1,972,800
Salus CLO 2012-1 Ltd.
2012-1AN, 6.98% due 03/05/21[1,3]	1,200,000	1,187,640
2013-1AN, 4.98% due 03/05/21[1,3]	750,000	751,425
OCP CLO 2014-6 Ltd.
2014-6A, 3.36% due 07/17/26[1,3]	2,000,000	1,931,800
Cerberus Onshore II CLO LLC
2014-1A, 3.73% due 10/15/23[1,3]	1,000,000	974,100
2014-1A, 4.23% due 10/15/23[1,3]	1,000,000	945,600
Lime Street CLO Corp.
2007-1A, 2.75% due 06/20/21[1,3]	2,000,000	1,915,800
AMMC CLO XIV Ltd.
2014-14A, 3.15% due 07/27/26[1,3]	2,000,000	1,906,000
Churchill Financial Cayman Ltd.
2007-1A, 1.48% due 07/10/19[1,3]	1,000,000	958,400
2007-1A, 2.83% due 07/10/19[1,3]	1,000,000	939,200
Adirondack Park CLO Limited 2013-1A
2013-1A, 3.88% due 04/15/24[1,3]	2,000,000	1,897,000
Kingsland III Ltd.
2006-3A, 1.83% due 08/24/21[1,3]	1,890,000	1,803,060
TCW Global Project Fund III Ltd.
2005-1A, 0.88% due 09/01/17†††,1,3	1,260,089	1,231,863
2005-1A, 1.08% due 09/01/17†††,1,3	600,000	560,640
Acis CLO 2013-2 Ltd.
2013-2A, 4.08% due 10/14/22[1,3]	1,800,000	1,741,140
Shackleton II CLO Ltd.
2012-2A, 4.28% due 10/20/23[1,3]	1,750,000	1,684,900
Canyon Capital CLO 2012-1 Ltd.
2013-1A, 3.03% due 01/15/24[1,3]	1,750,000	1,663,725
CIFC Funding 2014 Ltd.
2014-1A, 3.03% due 04/18/25[1,3]	1,750,000	1,660,225
Airplanes Pass Through Trust
2001-1A, 0.71% due 03/15/19[1]	3,976,095	1,660,020
Madison Park Funding XI Ltd.
2013-11A, 3.73% due 10/23/25[1,3]	1,750,000	1,642,725
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/22[1,3]	1,650,000	1,588,785
MCF CLO IV LLC
2014-1A, 6.13% due 10/15/25[1,3]	1,750,000	1,570,100
Landmark VIII CLO Ltd.
2006-8A, 1.68% due 10/19/20[1,3]	1,650,000	1,555,455
OHA Park Avenue CLO I Ltd.
2007-1A, 3.49% due 03/14/22[1,3]	1,591,039	1,540,603
LCM X, LP
2014-10AR, 3.98% due 04/15/22[1,3]	1,500,000	1,485,900
MCF CLO I LLC
2013-1A, 3.78% due 04/20/23[1,3]	1,500,000	1,484,700
Avalon IV Capital Ltd.
2014-1AR, 4.08% due 04/17/23[1,3]	1,500,000	1,482,450
Bacchus 2006-1 Ltd.
2006-1A, 1.78% due 01/20/19[1,3]	1,500,000	1,467,150
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.15% due 06/20/17[1,3]	1,500,000	1,456,350
Sands Point Funding Ltd.
2006-1A, 1.98% due 07/18/20[1,3]	1,500,000	1,451,250
Steele Creek CLO 2014-1 Ltd.
2014-1A, 3.43% due 08/21/26[1,3]	1,500,000	1,449,150
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.05% due 01/07/18[1,3]	1,500,000	1,444,500

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 32.4% (continued)
OZLM Funding V Ltd.
2013-5A, 3.23% due 01/17/26[1,3]	$1,500,000	$1,443,150
Covenant Credit Partners CLO I Ltd.
2014-1A, 3.15% due 07/20/26[1,3]	1,500,000	1,423,050
Greywolf CLO III Ltd.
2014-1A, 3.08% due 04/22/26[1,3]	1,500,000	1,422,300
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 0.90% due 03/23/23[1,3]	1,000,000	957,800
2006-3A, 6.68% due 03/23/23[3]	441,767	438,763
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[3]	2,000,000	1,394,000
Structured Asset Investment Loan Trust
2005-2, 0.90% due 03/25/35[1]	1,500,000	1,389,747
Kingsland IV Ltd.
2007-4A, 1.68% due 04/16/21[1,3]	1,500,000	1,381,800
Asset Backed Securities Corporation Home Equity Loan Trust Series OOMC
2006-HE5, 0.30% due 07/25/36[1]	1,537,484	1,376,327
Cerberus Offshore Levered I, LP
2012-1A, 6.24% due 11/30/18[1,3]	1,350,000	1,350,675
ALM VI Ltd.
2012-6A, 0.00% due 06/14/23[3]	1,600,000	1,348,800
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/21[1,3]	1,400,000	1,348,340
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 4.98% due 04/20/25[1,3]	1,250,000	1,250,000
TICP CLO II Ltd.
2014-2A, 3.23% due 07/20/26[1,3]	1,300,000	1,243,580
COA Summit CLO Limited
2014-1A, 4.08% due 04/20/23[1,3]	1,250,000	1,231,500
ING IM CLO 2011-1 Ltd.
2011-1A, 3.55% due 06/22/21[1,3]	1,250,000	1,213,875
Galaxy XII CLO Ltd.
2012-12A, 4.23% due 05/19/23[1,3]	1,250,000	1,211,625
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.99% due 07/15/23[1,3]	1,250,000	1,210,875
ColumbusNova CLO Limited
2007-1A, 1.58% due 05/16/19[1,3]	1,250,000	1,204,750
ARES CLO Ltd.
2013-1X, 0.00% due 04/15/25	1,660,000	1,203,666
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 3.10% due 12/20/24[1,3]	1,250,000	1,190,250
ICE EM CLO
2007-1A, 1.18% due 08/15/22[1,3]	1,250,000	1,178,750
T2 Income Fund CLO Ltd.
2007-1A, 2.98% due 07/15/19[1,3]	700,000	694,120
2007-1A, 1.73% due 07/15/19[1,3]	400,000	399,440
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.98% due 11/05/41[1,3]	1,150,000	1,068,120
Blade Engine Securitization Ltd.
2006-1A, 1.16% due 09/15/41[1]	819,231	622,616
2006-1A, 3.16% due 09/15/41[1,3]	1,035,829	414,332
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.92% due 04/29/19[1,3]	1,100,000	1,015,960
Katonah Ltd.
2007-10A, 2.24% due 04/17/20[1,3]	1,000,000	975,500
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.78% due 10/17/22[1,3]	1,000,000	974,400
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.23% due 08/15/23[1,3]	1,000,000	971,100
OHA Credit Partners VII Ltd.
2012-7A, 4.23% due 11/20/23[1,3]	1,000,000	969,600
Gleneagles CLO Ltd.
2005-1A, 1.13% due 11/01/17[1,3]	1,000,000	966,000
Pangaea CLO Ltd.
2007-1A, 0.73% due 10/21/21[1,3]	1,000,000	952,300
Cavalry CLO II
2013-2A, 4.23% due 01/17/24[1,3]	1,000,000	950,100
ACAS CLO 2013-1 Ltd.
2013-1A, 2.98% due 04/20/25[1,3]	1,000,000	947,900
Halcyon Loan Investors CLO II, Inc.
2007-2A, 1.63% due 04/24/21[1,3]	1,000,000	943,600
WhiteHorse VIII Ltd.
2014-1A, 2.98% due 05/01/26[1,3]	1,000,000	942,500
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/22[1,3]	1,000,000	930,400

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 32.4% (continued)
Aames Mortgage Investment Trust
2006-1, 0.49% due 04/25/36[1]	$974,299	$914,842
Fortress Credit Opportunities
2005-1A, 0.58% due 07/15/19[1,3]	1,007,862	908,689
MCF CLO III LLC
2014-3A, 3.46% due 01/20/24[1,3]	1,000,000	907,900
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.46% due 11/14/33[1,3]	964,162	819,537
KKR Financial CLO Ltd.
2007-1X, 5.23% due 05/15/21	800,000	797,120
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/23[1,3]	750,000	742,725
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/22[1,3]	750,000	740,550
Venture XV CLO Ltd.
2013-15A, 3.33% due 07/15/25[1,3]	750,000	726,750
Octagon Investment Partners XV Ltd.
2013-1A, 3.08% due 01/19/25[1,3]	750,000	717,150
Venture XIV CLO Ltd.
2013-14A, 2.99% due 08/28/25[1,3]	750,000	712,200
Asset Backed Securities Corporation Home Equity Loan Trust Series
2004-HE8, 1.22% due 12/25/34[1]	698,438	670,772
Westwood CDO I Ltd.
2007-1A, 0.92% due 03/25/21[1,3]	700,000	651,560
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/37[1,3]	662,329	602,719
Aerco Ltd.
2000-2A, 0.62% due 07/15/25[1]	1,160,670	522,302
TCW Global Project Fund II Ltd.
2004-1A, 1.58% due 06/24/16[1,3]	482,217	479,034
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49†††,3	537,569	476,394
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.73% due 09/15/35[1,3]	286,516	280,843
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.42% due 07/09/17[1]	286,000	276,905
Marathon CLO II Ltd.
2005-2A, 0.00% due 12/20/19[3]	2,250,000	247,500
Drug Royalty Limited Partnership 1
2012-1, 5.48% due 07/15/24[1,3]	202,667	209,378
Structured Asset Receivables Trust Series
2005-1A, 0.73% due 01/21/15[1,3]	147,674	142,535
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[3]	133,645	131,774
SBI Home Equity Loan Trust
2006-1A, 0.32% due 04/25/35[1,3]	36,111	35,569
BlackRock Senior Income Series Corp.
2004-1X, % due 09/15/16	2,400,000	240
Total Asset Backed Securities
(Cost $750,601,794)		750,783,386

SENIOR FLOATING RATE INTERESTS††,10 - 17.6%
Industrial - 4.6%
Travelport Holdings LLC
6.00% due 09/02/21		10,200,000	10,164,911
CareCore National LLC
5.50% due 03/05/21		8,044,750	7,944,190
Rise Ltd.
4.74% due 02/12/39		6,635,417	6,668,593
Nord Anglia Education Finance LLC
4.50% due 03/31/21		4,132,620	4,080,963
SIRVA Worldwide, Inc.
7.50% due 03/27/19		3,841,500	3,803,085
Connolly Corp.
5.00% due 05/14/21		3,701,699	3,660,055
AABS Ltd.
4.87% due 01/15/38		3,476,823	3,515,763
Hardware Holdings LLC
6.75% due 03/30/20†††,5		3,491,250	3,386,513
GYP Holdings III Corp.
4.75% due 04/01/21		3,287,500	3,184,766
Flakt Woods
2.64% due 03/20/17†††,5	EUR	2,664,741	3,111,847
Brickman Group Holdings, Inc.
4.00% due 12/18/20		3,034,712	2,940,818
Mast Global
8.75% due 09/12/19†††,5		2,936,445	2,913,037
Univision Communications, Inc.
4.00% due 03/01/20		2,903,381	2,833,700
Sabre, Inc.
4.00% due 02/19/19		2,790,715	2,736,882
syncreon
5.25% due 10/28/20		2,821,500	2,736,855
Gates Global, Inc.
4.25% due 07/05/21		2,743,125	2,664,260
Goodpack Ltd.
4.75% due 09/09/21		2,550,000	2,536,179
Pro Mach Group, Inc.
5.50% due 10/22/21		2,500,000	2,490,625

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,10 - 17.6% (continued)
Industrial - 4.6% (continued)
AlliedBarton Security Services LLC
4.25% due 02/12/21	$2,518,413	$2,471,193
Berlin Packaging LLC
4.50% due 10/01/21	2,443,875	2,425,546
Knowledge Learning Corp.
5.25% due 03/18/21	2,382,000	2,376,045
Thermasys Corp.
5.25% due 05/03/19	2,334,688	2,287,994
MRC Global, Inc.
5.00% due 11/08/19	2,221,875	2,038,570
NVA Holdings, Inc.
4.75% due 08/14/21	1,147,125	1,131,352
8.00% due 08/14/22	750,000	737,498
CEVA Logistics US Holdings
6.50% due 03/19/21	1,994,778	1,855,144
Power Borrower, LLC
4.25% due 05/06/20	1,482,749	1,440,742
8.25% due 11/06/20	275,000	265,375
Dematic S.A.
4.25% due 12/28/19	1,421,636	1,403,866
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21	1,446,214	1,344,979
CEVA Group plc (UK)
6.50% due 03/19/21	1,381,773	1,285,049
CPM Acquisition Corp.
6.25% due 08/29/17	808,812	805,779
10.25% due 03/01/18	450,000	450,000
SI Organization
5.75% due 11/23/19	1,124,607	1,116,173
Exopack Holdings SA
5.25% due 05/08/19	990,000	985,674
Element Materials Technology
5.25% due 08/06/21	997,500	982,538
Mitchell International, Inc.
8.50% due 10/11/21	900,000	894,150
NANA Development Corp.
8.00% due 03/15/18[5]	845,000	798,525
Capstone Logistics
5.50% due 10/07/21	798,000	793,013
Hillman Group, Inc.
4.50% due 06/30/21	796,000	784,060
V.Group Ltd.
5.00% due 06/25/21	796,000	781,075
Hunter Defense Technologies
6.50% due 08/05/19	790,000	776,175
Doncasters Group Ltd.
9.50% due 10/09/20	744,828	732,724
Hunter Fan Co.
6.50% due 12/20/17	575,281	570,966
Douglas Dynamics
5.25% due 12/10/21	500,000	496,250
VAT Holding AG
4.75% due 02/11/21	496,250	491,496
Multiplan, Inc.
3.75% due 03/31/21	500,000	485,250
Panolam Industries International, Inc.
7.51% due 08/23/17		310,161	303,183
GCA Services Group, Inc.
4.29% due 11/01/19		306,795	301,331
Ceva Logistics Canada, ULC
6.50% due 03/19/21		249,347	231,893
Camp Systems International
8.25% due 11/29/19		120,000	120,000
Total Industrial			105,336,650
Consumer, Cyclical - 4.0%
Lions Gate Entertainment Corp.
5.00% due 07/19/20		7,650,000	7,563,937
Burger King Corp.
4.50% due 12/12/21		5,000,000	4,978,549
Eyemart Express
5.00% due 12/16/21		4,750,000	4,726,250
Landry's, Inc.
4.00% due 04/24/18		4,750,415	4,712,411
Neiman Marcus Group, Inc.
4.25% due 10/25/20		4,756,312	4,642,350
Advantage Sales & Marketing, Inc.
4.25% due 07/21/21		4,258,065	4,205,733
4.25% due 07/23/21		141,936	140,191
National Vision, Inc.
4.00% due 03/12/21		3,134,250	3,028,469
6.75% due 03/11/22		650,000	610,188
Sears Holdings Corp.
5.50% due 06/30/18		3,677,622	3,530,517
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20		3,431,373	3,387,039
Mattress Firm
5.25% due 10/20/21		3,350,000	3,324,875
ServiceMaster Co.
4.25% due 07/01/21		3,042,375	2,981,528
American Tire Distributors, Inc.
5.75% due 06/01/18		2,463,181	2,457,023
J. Crew Group, Inc.
4.00% due 03/05/21		2,514,497	2,363,628
Fitness International LLC
5.50% due 07/01/20		2,388,748	2,281,254
CHG Healthcare Services, Inc.
4.25% due 11/19/19		2,294,280	2,262,734
Ceridian Corp.
4.50% due 09/15/20		2,218,642	2,178,440
Dealer Tire LLC
5.50% due 12/17/21		2,000,000	1,985,000
Nassa Midco AS
4.25% due 05/14/21	EUR	1,650,000	1,962,728
Men's Wearhouse
4.50% due 06/18/21		1,895,250	1,883,405
Compucom Systems, Inc.
4.25% due 05/07/20		1,930,000	1,839,541
Burlington Coat Factory Warehouse Corp.
4.25% due 08/13/21		1,845,375	1,818,857

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,10 - 17.6% (continued)
Consumer, Cyclical - 4.0% (continued)
Capital Automotive LP
6.00% due 04/30/20	$1,770,000	$1,761,150
Stuart Weitzman Acquisition Co.
4.50% due 04/08/20[5]	1,791,000	1,759,658
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	1,617,339	1,610,595
Kate Spade & Co.
4.00% due 04/09/21	1,650,000	1,590,188
Fleetpride Corp.
5.25% due 11/19/19	1,589,399	1,554,957
Ollies Bargain Outlet
4.75% due 09/28/19	1,506,589	1,476,458
Southern Graphics, Inc.
4.25% due 10/17/19	1,494,996	1,470,702
STG-Fairway Acquisitions, Inc.
10.50% due 08/28/19†††,5	1,400,000	1,389,879
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	1,287,000	1,267,695
TI Automotive Ltd.
4.25% due 07/02/21	1,283,550	1,265,901
Ipreo Holdings
4.25% due 08/06/21	1,246,875	1,218,820
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,207,924	1,129,408
1-800 Contacts, Inc.
4.25% due 01/29/21	1,091,750	1,060,362
Albertson's Holdings
4.50% due 08/25/21	1,000,000	998,960
BBB Industries, LLC
6.00% due 11/03/21	1,000,000	990,000
California Pizza Kitchen, Inc.
5.25% due 03/29/18	941,435	902,996
Armored AutoGroup, Inc.
6.00% due 11/05/16	614,197	606,262
Dave & Busters, Inc.
4.25% due 07/25/20	588,208	584,531
Packers Holdings
5.00% due 12/02/21	500,000	497,500
GCA Services Group, Inc.
9.25% due 11/01/20	440,000	432,300
Navistar, Inc.
5.75% due 08/17/17	298,611	296,372
Arby's
4.75% due 11/15/20	198,000	197,258
Container Store, Inc.
4.25% due 04/06/19	80,116	77,312
CKX Entertainment, Inc.
9.00% due 06/21/17[5]	43,475	32,606
Total Consumer, Cyclical		93,036,517
Technology - 2.5%
TIBCO Software, Inc.
6.50% due 11/25/20	6,500,000	6,283,355
Telx Group
4.50% due 04/09/20	3,784,491	3,670,956
7.50% due 04/09/21	875,000	850,211
Greenway Medical Technologies
6.00% due 11/04/20[5]		3,613,500	3,577,365
9.25% due 11/04/21[5]		550,000	530,750
Avago Technologies Ltd.
3.75% due 05/06/21		3,989,975	3,971,701
Renaissance Learning Corp.
4.50% due 04/09/21		3,508,761	3,418,130
Blue Coat Systems, Inc.
4.00% due 05/31/19		3,223,355	3,126,654
Evergreen Skill
5.75% due 04/28/21		3,182,025	3,109,443
P2 Energy Solutions
5.00% due 10/30/20		2,501,184	2,413,642
9.00% due 04/30/21		600,000	571,500
Wall Street Systems
4.50% due 04/30/21		2,804,348	2,755,272
EIG Investors Corp.
5.00% due 11/09/19		2,741,737	2,721,174
LANDesk Group, Inc.
5.00% due 02/25/20		2,421,457	2,375,038
Deltek, Inc.
4.50% due 10/10/18		2,376,048	2,345,160
Active Network, Inc., The
5.50% due 11/13/20		2,067,593	2,019,356
Sparta Holding Corp.
6.25% due 07/28/20†††		1,900,000	1,882,240
Paradigm Ltd
4.75% due 07/30/19[5]		1,698,788	1,579,872
Sophos
5.00% due 01/29/21		1,580,020	1,576,070
Data Device Corp.
5.75% due 07/15/20		1,283,750	1,267,703
Flexera Software LLC
4.50% due 04/02/20		869,413	852,025
8.00% due 04/02/21		350,000	332,500
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		1,188,000	1,170,180
Go Daddy Operating Company, LLC
4.75% due 05/13/21		1,132,740	1,122,591
Aspect Software, Inc.
7.25% due 05/07/16		1,151,281	1,116,743
ION Trading Technologies Ltd.
4.50% due 06/10/21	EUR	920,000	1,107,485
Sabre, Inc.
4.50% due 02/19/19		775,000	760,469
Quorum Business Solutions
5.75% due 08/07/21		670,000	654,925
Hyland Software, Inc.
4.75% due 02/19/21		635,200	627,660
GOGO LLC
7.50% due 03/21/18		478,336	459,203
Eze Castle Software, Inc.
7.25% due 04/05/21		400,000	383,332

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,10 - 17.6% (continued)
Technology - 2.5% (continued)
First Data Corp.
4.17% due 03/24/21		$178,213	$175,402
Total Technology			58,808,107
Consumer, Non-cyclical - 2.3%
Albertson's (Safeway) Holdings LLC
4.50% due 08/25/21		15,200,000	15,184,191
Heinz (H.J.) Co.
3.50% due 06/05/20		4,500,000	4,467,059
Performance Food Group
6.25% due 11/14/19		2,888,229	2,826,854
Grocery Outlet, Inc.
5.75% due 10/21/21		2,750,000	2,743,125
Continental Foods
4.33% due 08/20/21	EUR	2,000,000	2,401,525
Harvard Drug
5.00% due 08/16/20		2,223,876	2,210,911
One Call Medical, Inc.
5.00% due 11/27/20		2,019,899	1,994,651
Reddy Ice Holdings, Inc.
6.75% due 04/01/19[5]		1,081,242	951,493
10.75% due 10/01/19[5]		1,125,000	945,000
Diamond Foods, Inc.
4.25% due 08/20/18		1,836,125	1,817,764
AdvancePierre Foods, Inc.
9.50% due 10/10/17		1,006,000	985,880
5.75% due 07/10/17		732,549	725,223
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19		1,541,945	1,495,687
Phillips-Medsize Corp.
4.75% due 06/16/21		1,492,999	1,466,871
Authentic Brands
5.50% due 05/27/21		1,389,500	1,382,553
Hearthside Foods
4.50% due 06/02/21		1,393,000	1,377,329
NES Global Talent
6.50% due 10/03/19		1,267,500	1,204,125
DJO Finance LLC
4.25% due 09/15/17		1,225,117	1,195,506
CTI Foods Holding Co. LLC
8.25% due 06/28/21		1,205,000	1,177,888
INC Research
4.75% due 11/12/21		1,000,000	995,830
Winebow, Inc.
4.75% due 07/01/21		995,000	957,688
Akorn, Inc.
4.50% due 04/16/21		847,875	839,752
Fender Musical Instruments Corp.
5.75% due 04/03/19		666,000	661,005
Mitel Networks Corp.
5.25% due 01/31/20		626,928	626,734
Hostess Brands
6.75% due 04/09/20		560,763	567,772
Catalent Pharma Solutions, Inc.
4.25% due 05/20/21		355,116	351,565
VWR Funding, Inc.
3.42% due 04/03/17		195,969	193,847
Targus Group International, Inc.
12.00% due 05/24/16†††,5		226,976	189,525
Rite Aid Corp.
5.75% due 08/21/20		100,000	100,167
Total Consumer, Non-cyclical			52,037,520
Communications - 1.7%
Avaya, Inc.
4.67% due 10/26/17		4,018,763	3,847,966
6.50% due 03/31/18		3,583,118	3,523,388
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		5,436,250	5,375,092
Ziggo BV
3.50% due 01/15/22	EUR	5,000,000	4,854,000
Charter Communications Operating LLC
4.25% due 09/10/21		4,000,000	4,022,520
Anaren, Inc.
5.50% due 02/18/21		1,980,000	1,940,400
9.25% due 08/18/21		1,500,000	1,479,375
Interactive Data Corp.
4.75% due 05/02/21		2,288,500	2,268,476
Cumulus Media, Inc.
4.25% due 12/23/20		2,089,922	2,023,735
Proquest LLC
5.25% due 10/24/21		2,000,000	1,980,000
Bureau van Dijk Electronic Publishing BV
5.22% due 09/17/21	GBP	1,000,000	1,552,552
Trader Media Corporation Ltd.
5.00% due 12/08/17	GBP	1,000,000	1,548,422
MergerMarket Ltd.
4.50% due 02/04/21		1,191,997	1,126,438
Gogo LLC
11.25% due 03/21/18[5]		1,021,129	1,041,551
GCI Holdings
4.75% due 12/22/21		900,000	896,625
Liberty Cablevision of Puerto Rico LLC
4.50% due 01/07/22		600,000	583,500
Univision Communications, Inc.
4.00% due 03/01/20		297,716	290,720
Max Broadcast Group LLC
6.25% due 03/31/15†††		49,559	48,360
Total Communications			38,403,120
Financial - 1.6%
Intertrust Group
4.51% due 04/16/21		4,760,000	4,685,029
8.00% due 04/11/22		1,900,000	1,871,500
Magic Newco, LLC
5.00% due 12/12/18		3,397,910	3,380,921
12.00% due 06/12/19		1,075,000	1,161,677
Lineage Logistics LLC
4.50% due 04/07/21		4,410,690	4,274,708
First Data Corp.
3.67% due 03/23/18		3,110,000	3,045,872

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,10 - 17.6% (continued)
Financial - 1.6% (continued)
National Financial Partners Corp.
4.50% due 07/01/20	$2,923,180	$2,886,641
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	2,800,149	2,754,647
USI Holdings Corp.
4.25% due 12/27/19	2,288,318	2,245,413
York Risk Services
4.75% due 10/01/21	1,895,713	1,881,496
AssuredPartners
4.50% due 04/02/21	1,496,250	1,477,547
7.75% due 04/02/22	199,500	192,019
American Stock Transfer & Trust
5.75% due 06/26/20	1,594,716	1,582,756
Expert Global Solutions
8.52% due 04/03/18	1,352,660	1,342,515
DTZ US Borrower, LLC
5.50% due 11/04/21	1,000,000	995,000
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	686,000	667,135
9.25% due 06/10/20	116,932	113,424
Genex Services, Inc.
5.25% due 05/28/21	698,250	692,140
HDV Holdings
5.75% due 12/18/18[5]	571,658	568,565
RCS Capital
6.50% due 04/29/19	212,608	197,017
National Financial Partners
6.30% due 07/01/18[5]	37,037	32,946
Total Financial		36,048,968
Basic Materials - 0.5%
Atkore International, Inc.
4.50% due 04/09/21	1,990,000	1,947,713
7.75% due 10/09/21	850,000	828,750
Fortescue Metals Group Ltd.
3.75% due 06/30/19	2,992,424	2,711,135
Ennis-Flint
4.25% due 03/31/21	1,985,000	1,890,713
7.75% due 09/30/21	550,000	495,000
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	2,388,502	2,279,037
Styrolution US Holding, LLC
6.50% due 11/07/19	900,000	870,750
Royal Adhesives and Sealants
5.50% due 07/31/18	822,519	824,576
Total Basic Materials		11,847,674
Utilities - 0.2%
Expro Holdings UK 3 Ltd.
5.75% due 09/02/21	1,800,000	1,467,000
Southeast PowerGen LLC
4.50% due 12/02/21	1,000,000	985,000
Panda Temple II Power
7.25% due 04/03/19	1,000,000	975,000
Terraform Power, Inc
4.75% due 07/23/19	796,000	792,020
Texas Competitive Electric Holdings Company LLC
3.75% due 05/05/16	733,663	735,498
Total Utilities		4,954,518
Energy - 0.2%
FTS International
5.75% due 04/16/21	2,572,727	2,019,590
Cactus Wellhead
7.00% due 07/31/20	1,496,250	1,182,038
Magnum Hunter Resources
8.50% due 10/22/19	957,600	933,660
PSS Companies
5.50% due 01/28/20	870,488	783,440
Total Energy		4,918,728
Total Senior Floating Rate Interests
(Cost $411,764,994)		405,391,802

CORPORATE BONDS††,10 - 16.9%
Financial - 8.3%
Bank of America Corp.
6.25% due 09/29/49[1,2]	16,350,000	16,160,944
5.13% due 12/29/49[1,2]	15,100,000	14,562,063
6.50% due 10/23/24[1,2]	1,900,000	1,934,010
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2]	29,000,000	29,145,000
Citigroup, Inc.
5.80% due 11/29/49[1,2]	10,600,000	10,600,000
6.30% due [1,2]	8,000,000	7,880,000
5.35% due 05/29/49[1,2]	6,725,000	6,203,813
5.95% due 12/29/49[1,2]	3,800,000	3,743,000
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2]	16,840,000	16,476,878
5.15% due 12/31/49[1,2,7]	8,875,000	8,360,250
Fifth Third Bancorp
5.10% due 12/31/49[1,2,7]	11,720,000	10,855,650
4.90% due 12/29/49[1,2]	3,000,000	2,902,500
HSBC Holdings plc
5.63% due 12/29/49[1,2,7]	8,850,000	8,880,975
6.38% due 10/18/22[1,2]	2,850,000	2,878,500
Nordea Bank AB
6.13% due 12/29/49[1,2,3]	5,050,000	4,995,713
5.50% due 09/29/49[1,2,3,7]	3,900,000	3,846,375
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[3]	6,776,000	6,979,280
CIC Receivables Master Trust
4.89% due 10/07/21†††	6,500,000	6,594,900
Customers Bank
6.13% due 06/26/29[1,3]	6,000,000	6,105,000
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	5,750,000	6,048,477
Cadence Financial Corp.
4.88% due 06/28/195,[9]	4,000,000	4,020,000
Barclays plc
8.25% due 12/29/49[1,2,7,8]	3,150,000	3,228,495
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[3]	2,250,000	2,092,500
7.38% due 04/01/20[3]	1,075,000	999,750

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
CORPORATE BONDS††,10 - 16.9% (continued)
Financial - 8.3% (continued)
Skyway Concession Company LLC
0.64% due 06/30/26[1,3,7]	$2,500,000	$2,037,500
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,3,7]	1,650,000	1,798,500
Credit Suisse Group AG
6.25% due 12/29/49[1,2,3]	1,845,000	1,774,429
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	1,700,000	1,551,250
Prosight Global Inc.
7.50% due 11/26/20†††,5	850,000	869,805
Scottrade Financial Services, Inc.
6.13% due 07/11/21[3]	125,000	133,818
LCP Dakota Fund
10.00% due 08/17/15[5]	69,000	68,979
Total Financial		193,728,354
Energy - 2.1%
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
8.38% due 06/01/19[7]	8,326,000	8,721,484
Exterran Holdings, Inc.
7.25% due 12/01/18	6,182,000	6,058,360
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19[7]	4,700,000	4,817,500
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[3]	4,500,000	4,500,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.38% due 06/01/20[7]	3,999,000	4,268,933
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[7]	5,225,000	4,036,312
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	3,860,000	2,991,500
7.75% due 01/15/21	1,350,000	978,750
Gibson Energy, Inc.
6.75% due 07/15/21[3]	2,800,000	2,793,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3,7]	2,338,267	1,879,382
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	1,500,000	1,440,000
Ultra Petroleum Corp.
5.75% due 12/15/18	1,425,000	1,314,563
Unit Corp.
6.63% due 05/15/21	1,300,000	1,163,500
SandRidge Energy, Inc.
7.50% due 03/15/21[7]		1,525,000	976,000
7.50% due 02/15/23		250,000	157,500
Northern Oil and Gas, Inc.
8.00% due 06/01/20		800,000	606,000
American Energy-Permian Basin LLC / AEPB Finance Corp.
7.13% due 11/01/20[3]		800,000	588,000
IronGate Energy Services LLC
11.00% due 07/01/185,[9]		600,000	402,000
Total Energy			47,692,784
Consumer, Non-cyclical - 1.7%
FTI Consulting, Inc.
6.75% due 10/01/20		7,634,000	7,996,614
Vector Group Ltd.
7.75% due 02/15/21[7]		7,410,000	7,799,025
Central Garden and Pet Co.
8.25% due 03/01/18[7]		7,675,000	7,732,563
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]		6,187,000	6,490,163
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.88% due 08/15/19		3,500,000	3,688,125
Physio-Control International, Inc.
9.88% due 01/15/19[3]		2,128,000	2,255,680
Premier Foods Finance plc
5.56% due 03/16/201,5,[9]	GBP	1,150,000	1,577,430
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[3]		500,000	531,250
R&R Ice Cream plc
8.25% due 05/15/25,[9]	AUD	350,000	280,409
Total Consumer, Non-cyclical			38,351,259
Industrial - 1.6%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18		10,127,000	10,557,397
Xefin Lux SCA
3.83% due 06/01/19	EUR	5,000,000	6,050,705
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19		5,950,000	5,533,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu
7.13% due 04/15/19		4,950,000	5,117,063
CEVA Group plc
7.00% due 03/01/21[3]		2,625,000	2,533,125
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]		1,954,427	1,954,427

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
CORPORATE BONDS††,10 - 16.9% (continued)
Industrial - 1.6% (continued)
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	$1,340,000	$1,380,200
Ultra Resources, Inc.
4.51% due 10/12/20†††,5	1,500,000	1,333,200
Odebrecht Offshore Drilling Finance Ltd.
6.63% due 10/01/25,7,[9]	1,203,000	1,076,685
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[3]	500,000	492,500
LMI Aerospace, Inc.
7.38% due 07/15/19	500,000	487,500
Total Industrial		36,516,302
Communications - 0.8%
MDC Partners, Inc.
6.75% due 04/01/20[3]	8,700,000	8,961,000
Avaya, Inc.
7.00% due 04/01/19[3]	7,005,000	6,829,875
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	2,495,000	2,482,525
Expo Event Transco, Inc.
9.00% due 06/15/21[3]	400,000	408,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	300,000	331,500
Total Communications		19,012,900
Consumer, Cyclical - 0.7%
GRD Holdings III Corp.
10.75% due 06/01/19[3,7]	4,555,000	4,976,337
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 07/02/20[5]	2,478,220	2,537,078
United Airlines 2014-2 Class B Pass Through Trust
4.63% due 09/03/22	2,000,000	1,960,000
Men's Wearhouse, Inc.
7.00% due 07/01/22[7]	1,900,000	1,952,250
Sabre GLBL, Inc.
8.50% due 05/15/19[3]	1,590,000	1,701,300
Guitar Center, Inc.
6.50% due 04/15/19[3]	1,865,000	1,603,900
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3]	700,000	756,000
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[3,7]	465,000	463,838
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[3]	400,000	396,000
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22	100,000	97,000
Total Consumer, Cyclical		16,443,703
Technology - 0.5%
Infor US, Inc.
9.38% due 04/01/19	7,755,000	8,297,850
Eagle Midco, Inc.
9.00% due 06/15/18[3]	3,050,000	3,118,625
First Data Corp.
7.38% due 06/15/19[3]	700,000	736,750
Total Technology		12,153,225
Basic Materials - 0.5%
TPC Group, Inc.
8.75% due 12/15/20[3]	5,550,000	5,397,375
Eldorado Gold Corp.
6.13% due 12/15/20[3]	2,545,000	2,468,650
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,5	1,640,385	1,640,385
1.00% due 07/31/44†††,5	37,316	–
KGHM International Ltd.
7.75% due 06/15/19[3,7]	1,435,000	1,478,050
Kaiser Aluminum Corp.
8.25% due 06/01/20	250,000	271,250
Total Basic Materials		11,255,710
Diversified - 0.4%
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	7,675,000	7,790,125
Harbinger Group, Inc.
7.88% due 07/15/19	511,000	544,215
Total Diversified		8,334,340
Utilities - 0.2%
AES Corp.
3.23% due 06/01/19[1]	3,900,000	3,802,500
FPL Energy National Wind LLC
5.61% due 03/10/24[3]	51,255	51,255
Total Utilities		3,853,755
Industrials - 0.1%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,5	1,650,000	1,711,545
SBM Baleia Azul
5.50% due 09/15/27†††,5	997,920	883,558
Total Industrials		2,595,103
Total Corporate Bonds
(Cost $399,916,856)		389,937,435

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.4%
LSTAR Securities Investment Trust
2014-1, 3.26% due 09/01/211,5,[9]	26,715,534	26,715,535
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[1]	12,971,100	10,989,660
2006-14, 0.31% due 01/25/47[1]	11,698,907	9,142,427

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.4% (continued)
SRERS Funding Ltd.
2011-RS, 0.41% due 05/09/46[1,3]	$20,321,135	$19,355,882
American Home Mortgage Assets Trust
2007-1, 0.81% due 02/25/47[1]	16,090,530	9,885,394
2006-6, 0.36% due 12/25/46[1]	7,047,072	4,927,433
2006-4, 0.36% due 10/25/46[1]	2,440,384	1,635,270
GreenPoint Mortgage Funding Trust
2006-AR1, 0.46% due 02/25/36[1]	8,184,370	6,855,171
2007-AR1, 0.25% due 02/25/47[1]	6,390,825	5,921,950
Nomura Resecuritization Trust
2012-1R, 0.61% due 08/27/47[1,3]	13,533,373	12,518,370
Lehman XS Trust Series
2006-16N, 0.36% due 11/25/46[1]	13,853,926	11,154,613
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.37% due 05/25/46[1]	12,545,190	10,644,380
Luminent Mortgage Trust
2006-2, 0.37% due 02/25/46[1]	13,972,545	10,527,684
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9, 0.95% due 11/25/46[1]	11,529,058	8,031,926
Hilton USA Trust
2013-HLF, 2.92% due 11/05/30[1,3]	6,159,157	6,159,477
Wells Fargo Alternative Loan 2007-PA3 Trust
2007-PA3, 6.25% due 07/25/37	6,289,223	5,693,432
American Home Mortgage Investment Trust
2006-1, 0.37% due 03/25/46[1]	6,341,527	5,319,507
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.40% due 02/25/36[1]	5,315,724	4,522,172
Alliance Bancorp Trust
2007-OA1, 0.41% due 07/25/37[1]	5,138,236	3,517,775
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust
2006-8, 4.88% due 10/25/36	4,220,679	3,072,954
COMM 2014-KYO Mortgage Trust
2014-KYO, 2.51% due 06/11/27[1,3]	3,000,000	2,982,381
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	3,425,893	2,915,311
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	3,894,014	2,756,245
First Horizon Alternative Mortgage Securities Trust
2006-FA1, 5.75% due 04/25/36	2,713,799	2,270,131
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA4 Trust
2007-OA4, 0.87% due 04/25/47[1]	2,976,877	2,219,887
Morgan Stanley Re-REMIC Trust
2010-R5, 0.45% due 06/26/36[1,3]	2,823,911	2,020,706
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.34% due 06/25/47[1]	1,801,874	1,451,854
Total Collateralized Mortgage Obligation
(Cost $193,494,312)		193,207,527

MORTGAGE BACKED SECURITIES†† - 1.7%
CDGJ Commercial Mortgage Trust
2014-BXCH, 4.40% due 12/15/16[1,3]	12,500,000	12,503,800
CSMC Trust
2014-SURF, 3.26% due 02/15/29[1,3]	7,300,000	7,317,016
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 3.11% due 06/15/28[1,3]	5,500,000	5,475,723
GE Business Loan Trust
2007-1A, 0.61% due 04/16/35[1,3]	5,819,883	5,183,048
Hilton USA Trust
2013-HLT, 5.22% due 11/05/18[1,3]	4,300,000	4,405,621
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.86% due 06/15/20[1,3]	2,190,914	2,125,581
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.66% due 12/15/28[1,3]	1,000,000	999,998
BAMLL-DB Trust
2012-OSI, 6.79% due 04/13/29[3]	550,000	577,679
Total Mortgage Backed Securities
(Cost $38,614,155)		38,588,466

GOVERNMENT SECURITIES† - 0.3%
Kenya Government International Bond
6.88% due 06/24/24††,3	5,600,000	5,866,000
Total Government Securities
(Cost $5,460,367)		5,866,000

REPURCHASE AGREEMENTS††,11 - 2.7%
Jefferies & Company, Inc.
issued 12/03/14 at 3.16%
due 01/05/15[5]	37,215,000	37,215,000
Jefferies & Company, Inc.
issued 12/26/14 at 3.17%
due 01/27/15[5]	12,057,880	12,057,880
Jefferies & Company, Inc.
issued 12/30/14 at 3.27%
due 02/13/15[5]	6,231,000	6,231,000
Jefferies & Company, Inc.
issued 12/09/14 at 3.16%
due 01/08/15[5]	4,727,000	4,727,000
Jefferies & Company, Inc.
issued 12/17/14 at 3.16%
due 01/16/15[5]	1,500,000	1,500,000
Barclays
issued 10/27/14 at (0.10)%
due 10/30/15[5]	368,375	368,375
Barclays
issued 10/27/14 at (0.10)%
due 10/29/15[5]	263,125	263,125
Barclays
issued 11/12/14 at (0.10)%
due 11/13/15[5]	211,000	211,000
Barclays
issued 10/31/14 at (0.10)%
due 11/04/15[5]	209,750	209,750
Total Repurchase Agreements
(Cost $62,783,130)		62,783,130

	Contracts	Value
OPTIONS PURCHASED† - 0.0%
Call options on:
January 2015 SPDR Gold Shares Expiring with strike price of $140.00	4,355	4,355

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

OPTIONS PURCHASED† - 0.0% (continued)
Total Options Purchased
(Cost $6,367,174)	$4,355
Total Investments - 104.5%
(Cost $2,441,451,117)	$2,411,344,245

	Face Amount
CORPORATE BONDS SOLD SHORT†† - 0.0%
Blackboard, Inc.
7.75% due 11/15/19[3]	(1,000,000)	(1,002,500)
Total Corporate Bonds Sold Short
(Cost $(1,016,500))		(1,002,500)

	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
SPDR Gold Trust Expiring January 2015 with strike price of $155.00	354	(354)
Total Options Written
(Premiums received $225,834)		(354)
Other Assets & Liabilities, net - (4.5)%		(103,650,515)
Total Net Assets - 100.0%		$2,306,690,876

Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $40,781,250)	450	$915,300

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2015 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $218,447,543)	177	$(1,014,979)

Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Bank of America Tesla Motors, Inc. March 2015 Swap, Terminating 03/16/15 (Notional Value $41,273,291)	185,573	$(1,994,421)

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America S&P 1500 Education Services Sub-Industry Index January 2015 Swap, Terminating 01/13/15 (Notional Value $64,375,282)	1,015,383	$8,549,900
Bank of America S&P 500 Homebuilding Index January 2015 Swap, Terminating 01/13/15 (Notional Value $32,643,921)	50,305	4,445,466
Bank of America S&P 500 HomeBuilding Index March 2015 Swap, Terminating 03/24/15 (Notional Value $18,953,006)	29,207	433,840
(Total Notional Value $115,972,209)		$13,429,206

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ Depreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.13%	06/08/2025	$45,300,000	$2,971,680	$2,971,680
Merrill Lynch	Pay	3-Month USD-LIBOR	2.93%	08/24/2025	52,200,000	2,176,739	2,176,739
Merrill Lynch	Pay	3-Month USD-LIBOR	2.61%	12/29/2025	30,000,000	138,000	138,000
Merrill Lynch	Receive	6-Month EUR-EURIBOR	0.97%	12/29/2025	(11,350,000)	(2,747)	(2,747)
Merrill Lynch	Pay	3-Month USD-LIBOR	2.54%	12/29/2025	15,000,000	(19,500)	(19,500)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	0.99%	12/29/2025	(22,700,000)	(68,676)	(68,676)
Merrill Lynch	Pay	3-Month USD-LIBOR	2.59%	12/29/2025	3,650,000	(100,718)	(100,718)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.05%	12/29/2025	(11,350,000)	(144,218)	(144,218)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	07/02/2018	(34,550,000)	(431,875)	(431,875)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.73%	07/02/2023	(23,800,000)	(1,349,460)	(1,349,460)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.42%	08/24/2025	(36,653,000)	(2,208,893)	(2,208,893)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.89%	06/08/2025	(31,500,000)	(3,785,260)	(3,785,260)
							$(2,680,710)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2014	Net Unrealized Appreciation/ Depreciation
Bank of America	1,701,870,000	SUR	05/18/15	$34,000,000	$26,735,726	$7,264,274
BNY Mellon	54,984,636	EUR	03/2/15	67,989,083	66,600,147	1,388,937
Bank of America	13,000,000	EUR	01/9/15	16,144,180	15,734,976	409,204
Bank of America	3,100,000	GBP	01/9/15	4,859,682	4,832,386	27,296
Bank of America	600,000	AUD	01/9/15	502,026	489,591	12,435
Bank of America	322,500,000,000	IDR	07/2/15	25,000,000	25,165,821	(165,821)
						$8,936,325
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2014.
[2]	Perpetual maturity.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $777,791,134 (cost $783,278,890), or 33.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Affiliated issuer. — See Note 6.
[5]	Illiquid security.
[6]	Zero coupon rate security.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[8]	Security is segregated as collateral for open futures contracts.
[9]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $34,072,059 (cost $34,743,636) or 1.5% of total net assets — See Note 7.

[10]	The face amount is denominated is U.S. Dollars unless otherwise indicated.
[11]	Repurchase Agreements — See Note 8.
[12]	Security or a portion thereof is restricted due to a corporate action — See Note 7.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 98.5%
Financial - 29.1%
Hanover Insurance Group, Inc.	505,544	$36,055,399
Reinsurance Group of America, Inc. — Class A	305,354	26,755,118
Zions Bancorporation	894,180	25,493,072
Alleghany Corp.*	46,210	21,418,335
FirstMerit Corp.	1,076,980	20,344,152
American Financial Group, Inc.	293,870	17,843,786
Popular, Inc.*	457,000	15,560,850
Endurance Specialty Holdings Ltd.	231,160	13,832,614
Apartment Investment & Management Co. — Class A	323,590	12,021,369
CubeSmart	534,200	11,789,794
Kilroy Realty Corp.	169,610	11,714,963
Camden Property Trust	156,510	11,556,698
Sun Communities, Inc.	189,830	11,477,122
Home Loan Servicing Solutions Ltd.	512,111	9,996,407
SVB Financial Group*	80,230	9,312,296
Wintrust Financial Corp.	195,910	9,160,752
Jones Lang LaSalle, Inc.	60,570	9,081,260
Symetra Financial Corp.	393,556	9,071,466
City National Corp.	111,290	8,993,345
NorthStar Realty Finance Corp.	500,640	8,801,251
Trustmark Corp.	343,480	8,428,999
StanCorp Financial Group, Inc.	97,780	6,830,911
Eaton Vance Corp.	164,040	6,714,157
Alexandria Real Estate Equities, Inc.	72,200	6,407,028
BioMed Realty Trust, Inc.	275,000	5,923,500
OFG Bancorp	289,845	4,825,919
Employers Holdings, Inc.	136,536	3,209,961
Chatham Lodging Trust	99,420	2,880,197
Total Financial		345,500,721
Consumer, Non-cyclical - 16.1%
MEDNAX, Inc.*	320,292	21,174,504
Hormel Foods Corp.	361,210	18,819,041
Navigant Consulting, Inc.*	1,169,872	17,980,933
DeVry Education Group, Inc.	374,550	17,779,888
HealthSouth Corp.	400,070	15,386,692
Apollo Education Group, Inc. — Class A*	433,560	14,788,732
Kindred Healthcare, Inc.	728,516	13,244,421
Quanta Services, Inc.*	442,780	12,570,524
ICF International, Inc.*	282,590	11,580,538
Hologic, Inc.*	355,181	9,497,540
Ingredion, Inc.	91,810	7,789,160
Globus Medical, Inc. — Class A*	300,950	7,153,582
Emergent Biosolutions, Inc.*	253,975	6,915,739
Bunge Ltd.	64,640	5,876,422
OraSure Technologies, Inc.*	421,734	4,276,383
Darling Ingredients, Inc.*	196,330	3,565,353
Grand Canyon Education, Inc.*	62,730	2,926,982
Total Consumer, Non-cyclical		191,326,434
Industrial - 14.6%
Covanta Holding Corp.	1,280,590	28,185,786
Sonoco Products Co.	538,350	23,525,895
Owens-Illinois, Inc.*	854,540	23,064,035
Orbital Sciences Corp.*	820,540	22,064,321
FLIR Systems, Inc.	613,840	19,833,170
Rock-Tenn Co. — Class A	250,980	15,304,760
Gentex Corp.	371,110	13,408,204
Aegion Corp. — Class A*	534,641	9,949,669
Huntington Ingalls Industries, Inc.	60,210	6,771,217
Berry Plastics Group, Inc.*	191,860	6,053,183
UTI Worldwide, Inc.*	291,370	3,516,836
Advanced Energy Industries, Inc.*	68,150	1,615,155
Total Industrial		173,292,231
Technology - 10.4%
Computer Sciences Corp.	525,060	33,105,033
IXYS Corp.[1]	2,012,549	25,358,118
Diebold, Inc.	514,290	17,815,005
Maxwell Technologies, Inc.*,1	1,704,971	15,549,336
Allscripts Healthcare Solutions, Inc.*	647,050	8,262,829
Teradyne, Inc.	343,010	6,788,168
KEYW Holding Corp.*	588,630	6,109,979
IPG Photonics Corp.*	47,660	3,570,687
iGATE Corp.*	87,590	3,458,053
ManTech International Corp. — Class A	109,510	3,310,487
Total Technology		123,327,695
Utilities - 9.6%
Pinnacle West Capital Corp.	343,330	23,452,871
UGI Corp.	506,757	19,246,631
AGL Resources, Inc.	347,320	18,932,413
Westar Energy, Inc.	358,570	14,787,427
Great Plains Energy, Inc.	406,127	11,538,068
Black Hills Corp.	177,870	9,434,225
Avista Corp.	200,270	7,079,545
Ameren Corp.	91,421	4,217,251
EnerNOC, Inc.*	194,800	3,009,660
MDU Resources Group, Inc.	99,028	2,327,158
Total Utilities		114,025,249
Consumer, Cyclical - 8.3%
Chico's FAS, Inc.	760,330	12,324,950
Oshkosh Corp.	248,060	12,068,119
Brown Shoe Company, Inc.	334,585	10,756,908
WESCO International, Inc.*	118,667	9,043,612
Dolby Laboratories, Inc. — Class A	203,010	8,753,791
Ryland Group, Inc.	220,530	8,503,636
Wendy's Co.	785,690	7,094,781
Foot Locker, Inc.	122,340	6,873,061
DR Horton, Inc.	262,050	6,627,245
United Stationers, Inc.	113,732	4,794,941
Ascena Retail Group, Inc.*	375,270	4,713,391
Visteon Corp.*	43,680	4,667,645
Abercrombie & Fitch Co. — Class A	85,900	2,460,176
Total Consumer, Cyclical		98,682,256
Communications - 4.2%
DigitalGlobe, Inc.*	703,367	21,783,276
Scholastic Corp.	337,210	12,281,188
Finisar Corp.*	625,910	12,148,913

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Communications - 4.2% (continued)
Liquidity Services, Inc.*	390,870	$3,193,408
Total Communications		49,406,785
Basic Materials - 3.8%
Cameco Corp.	1,138,860	18,688,692
Olin Corp.	506,919	11,542,546
Landec Corp.*	768,963	10,619,379
Intrepid Potash, Inc.*	353,920	4,912,410
Total Basic Materials		45,763,027
Energy - 2.4%
Whiting Petroleum Corp.*	252,232	8,323,656
Sanchez Energy Corp.*	715,374	6,645,824
Superior Energy Services, Inc.	312,446	6,295,787
Patterson-UTI Energy, Inc.	372,210	6,174,964
Resolute Energy Corp.*	1,137,790	1,501,883
Total Energy		28,942,114
Total Common Stocks
(Cost $986,872,488)		1,170,266,512

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,3	858,334	7,519
Total Convertible Preferred Stocks
(Cost $819,654)		7,519

SHORT TERM INVESTMENTS† - 1.8%
Dreyfus Treasury Prime Cash Management Fund	21,307,621	21,307,621
Total Short Term Investments
(Cost $21,307,621)		21,307,621
Total Investments - 100.3%
(Cost $1,008,999,763)		$1,191,581,652
Other Assets & Liabilities, net - (0.3)%		(3,084,583)
Total Net Assets - 100.0%		$1,188,497,069

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Illiquid security.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 93.5%
Financial - 28.4%
Hanover Insurance Group, Inc.	241,813	$17,246,103
Zions Bancorporation	427,720	12,194,298
Reinsurance Group of America, Inc. — Class A	129,263	11,326,024
Alleghany Corp.*	22,100	10,243,350
FirstMerit Corp.	515,150	9,731,183
American Financial Group, Inc.	136,020	8,259,134
Popular, Inc.*	218,600	7,443,330
Endurance Specialty Holdings Ltd.	106,200	6,355,008
Apartment Investment & Management Co. — Class A	154,780	5,750,077
CubeSmart	255,520	5,639,326
Kilroy Realty Corp.	81,130	5,603,649
Camden Property Trust	74,860	5,527,662
Sun Communities, Inc.	90,800	5,489,768
Symetra Financial Corp.	192,094	4,427,767
Jones Lang LaSalle, Inc.	28,970	4,343,472
Wintrust Financial Corp.	92,660	4,332,782
Home Loan Servicing Solutions Ltd.	220,207	4,298,441
SVB Financial Group*	36,720	4,262,090
NorthStar Realty Finance Corp.	239,470	4,209,883
Trustmark Corp.	164,300	4,031,922
City National Corp.	46,730	3,776,251
StanCorp Financial Group, Inc.	47,390	3,310,665
Eaton Vance Corp.	71,700	2,934,681
Alexandria Real Estate Equities, Inc.	31,710	2,813,945
BioMed Realty Trust, Inc.	120,820	2,602,463
OFG Bancorp	138,639	2,308,339
Employers Holdings, Inc.	65,311	1,535,462
Chatham Lodging Trust	47,550	1,377,524
Total Financial		161,374,599
Consumer, Non-cyclical - 15.4%
MEDNAX, Inc.*	135,236	8,940,452
Navigant Consulting, Inc.*	539,780	8,296,418
DeVry Education Group, Inc.	173,883	8,254,225
Hormel Foods Corp.	157,360	8,198,456
HealthSouth Corp.	191,360	7,359,706
Apollo Education Group, Inc. — Class A*	207,390	7,074,073
Quanta Services, Inc.*	199,120	5,653,017
ICF International, Inc.*	135,175	5,539,471
Kindred Healthcare, Inc.	303,672	5,520,757
Hologic, Inc.*	166,232	4,445,044
Ingredion, Inc.	43,910	3,725,324
Globus Medical, Inc. — Class A*	146,910	3,492,051
Emergent Biosolutions, Inc.*	112,957	3,075,819
Bunge Ltd.	30,920	2,810,937
OraSure Technologies, Inc.*	201,725	2,045,492
Darling Ingredients, Inc.*	93,910	1,705,406
Grand Canyon Education, Inc.*	30,000	1,399,800
Total Consumer, Non-cyclical		87,536,448
Industrial - 13.7%
Covanta Holding Corp.	540,710	11,901,027
Owens-Illinois, Inc.*	391,690	10,571,713
Orbital Sciences Corp.*	389,618	10,476,828
Sonoco Products Co.	239,486	10,465,538
FLIR Systems, Inc.	293,620	9,486,862
Rock-Tenn Co. — Class A	109,120	6,654,138
Gentex Corp.	161,340	5,829,214
Aegion Corp. — Class A*	244,375	4,547,819
Huntington Ingalls Industries, Inc.	26,280	2,955,449
Berry Plastics Group, Inc.*	91,770	2,895,344
UTI Worldwide, Inc.*	141,060	1,702,594
Advanced Energy Industries, Inc.*	29,610	701,757
Total Industrial		78,188,283
Technology - 9.5%
Computer Sciences Corp.	207,770	13,099,898
IXYS Corp.	867,679	10,932,755
Diebold, Inc.	246,000	8,521,440
Maxwell Technologies, Inc.*	785,431	7,163,131
Allscripts Healthcare Solutions, Inc.*	286,950	3,664,352
Teradyne, Inc.	145,560	2,880,632
KEYW Holding Corp.*	275,670	2,861,454
iGATE Corp.*	42,870	1,692,508
IPG Photonics Corp.*	20,730	1,553,092
ManTech International Corp. — Class A	48,420	1,463,737
Total Technology		53,832,999
Utilities - 8.4%
Pinnacle West Capital Corp.	148,610	10,151,548
UGI Corp.	214,463	8,145,304
AGL Resources, Inc.	146,650	7,993,892
Westar Energy, Inc.	154,790	6,383,540
Great Plains Energy, Inc.	176,915	5,026,155
Black Hills Corp.	75,099	3,983,251
Avista Corp.	88,290	3,121,052
Ameren Corp.	39,844	1,838,004
EnerNOC, Inc.*	93,180	1,439,631
Total Utilities		48,082,377
Consumer, Cyclical - 8.0%
Chico's FAS, Inc.	353,200	5,725,371
Oshkosh Corp.	106,980	5,204,577
Brown Shoe Company, Inc.	160,038	5,145,222
WESCO International, Inc.*	56,764	4,325,984
Dolby Laboratories, Inc. — Class A	97,100	4,186,952
Ryland Group, Inc.	105,480	4,067,309
Wendy's Co.	341,760	3,086,093
Foot Locker, Inc.	54,160	3,042,709
DR Horton, Inc.	115,300	2,915,937
United Stationers, Inc.	54,406	2,293,757
Ascena Retail Group, Inc.*	168,210	2,112,718
Visteon Corp.*	19,000	2,030,340
Abercrombie & Fitch Co. — Class A	37,690	1,079,442
Total Consumer, Cyclical		45,216,411
Basic Materials - 3.9%
Cameco Corp.	545,590	8,953,133
Olin Corp.	247,194	5,628,607
Landec Corp.*	367,820	5,079,594
Intrepid Potash, Inc.*	169,290	2,349,745
Total Basic Materials		22,011,079

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 93.5% (continued)
Communications - 3.8%
DigitalGlobe, Inc.*	309,341	$9,580,290
Scholastic Corp.	150,480	5,480,482
Finisar Corp.*	277,550	5,387,246
Liquidity Services, Inc.*	167,210	1,366,106
Total Communications		21,814,124
Energy - 2.4%
Whiting Petroleum Corp.*	108,241	3,571,953
Sanchez Energy Corp.*	336,997	3,130,702
Superior Energy Services, Inc.	149,684	3,016,133
Patterson-UTI Energy, Inc.	178,310	2,958,163
Resolute Energy Corp.*	544,250	718,410
HydroGen Corp.*,†††	1,265,700	1
Total Energy		13,395,362
Total Common Stocks
(Cost $458,553,235)		531,451,682

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	793,750	6,953
Total Convertible Preferred Stocks
(Cost $757,980)		6,953

EXCHANGE-TRADED FUNDS† - 4.0%
iShares S&P Mid-Capital 400 Value ETF	88,200	11,274,606
iShares Russell Mid-Capital Value ETF	152,000	11,213,040
Total Exchange-Traded Funds
(Cost $22,440,806)		22,487,646

SHORT TERM INVESTMENTS† - 2.8%
Dreyfus Treasury Prime Cash Management Fund	15,926,672	15,926,672
Total Short Term Investments
(Cost $15,926,672)		15,926,672
Total Investments - 100.3%
(Cost $497,678,693)		$569,872,953
Other Assets & Liabilities, net - (0.3)%		(1,472,459)
Total Net Assets - 100.0%		$568,400,494

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid security.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
SHORT TERM INVESTMENTS† - 6.1%
Fidelity Institutional Tax-Exempt Portfolio	3,484,858	$3,484,858
Total Short Term Investments
(Cost $3,484,858)		3,484,858

	Face Amount
MUNICIPAL BONDS††- 94.2%
Michigan - 22.9%
Michigan Finance Authority Revenue Bonds
5.00% due 07/01/31	$1,800,000	2,029,032
5.00% due 07/01/32	1,200,000	1,347,504
5.00% due 07/01/44	1,200,000	1,277,996
5.00% due 10/01/39	1,000,000	1,119,440
5.00% due 07/01/33	400,000	447,108
5.00% due 07/01/34	300,000	328,482
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/33	2,530,000	2,608,444
4.75% due 07/01/29	230,000	247,241
5.00% due 07/01/41	200,000	210,998
5.00% due 07/01/34	155,000	157,059
4.25% due 07/01/16	125,000	130,995
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,090,150
5.00% due 05/01/30	300,000	329,685
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,100,000	1,204,258
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.00% due 07/01/15	500,000	511,170
Total Michigan		13,039,562
California - 21.6%
Metropolitan Water District of Southern California Revenue Bonds
0.01% due 07/01/35[1]	2,000,000	2,000,000
State of California General Obligation Unlimited
0.01% due 05/01/33[1]	2,000,000	2,000,000
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,600,000	1,956,432
Oakland Unified School District/Alameda County General Obligation Unlimited
5.50% due 08/01/32[2]	1,200,000	1,361,160
5.00% due 08/01/22[2]	300,000	345,822
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
0.90% due 05/15/43[1]	2,000,000	1,657,640
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,180,860
6.25% due 10/01/40	250,000	294,808
San Diego Unified School District General Obligation Unlimited
6.63% due 07/01/30[3]	1,500,000	935,820
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/32[3]	1,000,000	538,510
Culver Redevelopment Agency Tax Allocation
0.00% due 11/01/23[4]	195,000	138,549
Total California		12,409,601
New York - 13.9%
Metropolitan Transportation Authority Revenue Bonds
0.41% due 11/01/32[1]	2,200,000	2,182,818
0.72% due 11/01/32[1]	500,000	504,040
Triborough Bridge & Tunnel Authority Revenue Bonds
0.61% due 11/15/27[1]	2,500,000	2,493,400
New York Mortgage Agency Revenue Bonds
3.85% due 10/01/44	2,000,000	1,999,900
Long Island Power Authority Revenue Bonds
2.84% due 09/01/15[1]	775,000	780,627
Total New York		7,960,785
Texas - 8.2%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	2,500,000	2,803,499
0.83% due 01/01/50[1]	1,000,000	1,000,110
Harris County-Houston Sports Authority Revenue Bonds
0.00% due 11/15/53[4]	4,000,000	601,240
New Hope Cultural Education Facilities Corp. Revenue Bonds
5.00% due 04/01/46	250,000	273,800
Total Texas		4,678,649
Illinois - 7.5%
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/44	1,250,000	1,433,000
Will County Township High School District No. 204 Joliet General Obligation Limited
6.25% due 01/01/31	1,000,000	1,185,690
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,113,200
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	238,392

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
MUNICIPAL BONDS††- 94.2% (continued)
Illinois - 7.5% (continued)
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/24	$100,000	$100,402
5.00% due 01/01/23	70,000	74,360
5.00% due 01/01/22	55,000	56,781
Metropolitan Pier & Exposition Authority Revenue Bonds
0.00% due 06/15/45[4]	500,000	118,975
Total Illinois		4,320,800
New Jersey - 6.6%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,500,000	1,717,995
New Jersey State Turnpike Authority Revenue Bonds
0.68% due 01/01/24[1]	1,000,000	1,001,670
New Jersey Transportation Trust Fund Authority Revenue Bonds
1.23% due 06/15/34[1]	1,000,000	1,000,610
Total New Jersey		3,720,275
Arizona - 3.2%
Arizona Health Facilities Authority Revenue Bonds
0.98% due 01/01/37[1]	2,000,000	1,802,220
Massachusetts - 2.1%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,191,360
Washington - 1.8%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27[2]	500,000	533,385
5.25% due 09/01/32[2]	500,000	524,720
Total Washington		1,058,105
Pennsylvania - 1.8%
Pennsylvania Turnpike Commission Revenue Bonds
1.30% due 12/01/20[1]	500,000	511,850
1.01% due 12/01/21[1]	500,000	501,610
Total Pennsylvania		1,013,460
Mississippi - 1.5%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	578,385
6.25% due 10/01/26	230,000	266,333
Total Mississippi		844,718
Florida - 1.2%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[4]	2,000,000	457,820
Miami-Dade County Health Facilities Authority Revenue Bonds
5.00% due 08/01/24	200,000	231,624
Total Florida		689,444
West Virginia - 1.0%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	580,960
Indiana - 0.9%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/27	470,000	512,732
Total Municipal Bonds
(Cost $51,372,672)	53,822,671
Total Investments - 100.3%
(Cost $54,857,530)	$57,307,529
Other Assets & Liabilities, net - (0.3)%	(185,042)
Total Net Assets - 100.0%	$57,122,487

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2014.
[2]	Illiquid security.
[3]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[4]	Zero coupon rate security.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 96.1%
REITs - 82.9%
REITs-Regional Malls - 14.2%
Simon Property Group, Inc.	41,117	$7,487,816
General Growth Properties, Inc.	147,419	4,146,896
Pennsylvania Real Estate Investment Trust	107,616	2,524,671
Taubman Centers, Inc.	30,747	2,349,686
Total REITs-Regional Malls		16,509,069
REITs-Apartments - 12.2%
Equity Residential	59,554	4,278,359
Post Properties, Inc.	41,897	2,462,287
AvalonBay Communities, Inc.	14,701	2,401,996
Apartment Investment & Management Co. — Class A	60,297	2,240,034
Essex Property Trust, Inc.	8,463	1,748,456
Camden Property Trust	8,262	610,066
UDR, Inc.	13,710	422,542
Total REITs-Apartments		14,163,740
REITs-Office Property - 11.5%
Paramount Group, Inc.*	175,047	3,254,124
BioMed Realty Trust, Inc.	137,253	2,956,430
Boston Properties, Inc.	17,710	2,279,100
Douglas Emmett, Inc.	69,443	1,972,181
SL Green Realty Corp.	9,292	1,105,934
Alexandria Real Estate Equities, Inc.	8,715	773,369
American Realty Capital Properties, Inc.	55,414	501,497
Hudson Pacific Properties, Inc.	16,613	499,387
Total REITs-Office Property		13,342,022
REITs-Diversified - 9.3%
American Tower Corp. — Class A	32,042	3,167,352
American Assets Trust, Inc.	75,069	2,988,497
Crown Castle International Corp.	27,848	2,191,638
Vornado Realty Trust	16,375	1,927,501
Digital Realty Trust, Inc.	8,144	539,947
Total REITs-Diversified		10,814,935
REITs-Warehouse/Industries - 8.8%
Prologis, Inc.	98,081	4,220,425
Rexford Industrial Realty, Inc.	132,582	2,082,863
Terreno Realty Corp.	77,591	1,600,702
CyrusOne, Inc.	54,752	1,508,418
DCT Industrial Trust, Inc.	25,180	897,919
Total REITs-Warehouse/Industries		10,310,327
REITs-Health Care - 6.5%
Ventas, Inc.	53,155	3,811,214
Health Care REIT, Inc.	30,779	2,329,047
HCP, Inc.	31,437	1,384,171
Total REITs-Health Care		7,524,432
REITs-Shopping Centers - 4.7%
Regency Centers Corp.	43,550	2,777,619
Kimco Realty Corp.	46,060	1,157,948
Federal Realty Investment Trust	8,028	1,071,417
DDR Corp.	27,781	510,059
Total REITs-Shopping Centers		5,517,043
REITs-Hotels - 4.1%
Chatham Lodging Trust	69,096	2,001,712
Host Hotels & Resorts, Inc.	74,155	1,762,664
Strategic Hotels & Resorts, Inc.*	48,445	640,927
LaSalle Hotel Properties	10,136	410,204
Total REITs-Hotels		4,815,507
REITs-Manufactured Homes - 3.8%
Equity LifeStyle Properties, Inc.	45,208	2,330,473
Sun Communities, Inc.	34,459	2,083,391
Total REITs-Manufactured Homes		4,413,864
REITs-Storage - 3.6%
CubeSmart	83,605	1,845,163
Sovran Self Storage, Inc.	18,627	1,624,647
Extra Space Storage, Inc.	10,056	589,684
Public Storage	884	163,407
Total REITs-Storage		4,222,901
REITs-Office Property - 2.2%
Gramercy Property Trust, Inc.	375,770	2,592,813
REITs-Mortgage - 2.0%
NorthStar Realty Finance Corp.	132,284	2,325,552
Total REITs		96,552,205
Real Estate - 5.5%
Real Estate Operations/Development - 3.8%
Forest City Enterprises, Inc. — Class A*	133,177	2,836,670
Brookdale Senior Living, Inc. — Class A*	41,891	1,536,143
Total Real Estate Operations/Development		4,372,813
Real Estate Management/Services - 1.7%
WP Carey, Inc.	28,746	2,015,095
Total Real Estate		6,387,908
Hotels&Motels - 3.7%
Starwood Hotels & Resorts Worldwide, Inc.	31,011	2,514,062
Hyatt Hotels Corp. — Class A*	30,344	1,827,012
Total Hotels&Motels		4,341,074
Medical-Hospitals - 2.4%
HCA Holdings, Inc.*	38,226	2,805,406
Investment Management/Advisory Services - 1.6%
NorthStar Asset Management Group, Inc.	82,627	1,864,891
Total Common Stocks
(Cost $104,151,983)		111,951,484

SHORT TERM INVESTMENTS† - 3.2%
Dreyfus Treasury Prime Cash Management Fund	3,776,655	3,776,655
Total Short Term Investments
(Cost $3,776,655)		3,776,655
Total Investments - 99.3%
(Cost $107,928,638)		$115,728,139

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS SOLD SHORT† - (32.0)%
REITs - (32.0)%
REITs-Mortgage - (1.7)%
Annaly Capital Management, Inc.	(185,167)	$(2,001,655)
REITs-Hotels - (3.1)%
FelCor Lodging Trust, Inc.	(99,237)	(1,073,744)
Summit Hotel Properties, Inc.	(90,891)	(1,130,684)
Chesapeake Lodging Trust	(38,604)	(1,436,455)
Total REITs-Hotels		(3,640,883)
REITs-Regional Malls - (3.5)%
Tanger Factory Outlet Centers, Inc.	(26,824)	(991,415)
CBL & Associates Properties, Inc.	(75,175)	(1,459,899)
Rouse Properties, Inc.	(86,172)	(1,595,905)
Total REITs-Regional Malls		(4,047,219)
REITs-Shopping Centers - (3.6)%
Washington Prime Group, Inc.	(55,883)	(962,305)
Brixmor Property Group, Inc.	(64,161)	(1,593,759)
Weingarten Realty Investors	(45,723)	(1,596,647)
Total REITs-Shopping Centers		(4,152,711)
REITs-Single Tenant - (3.7)%
National Retail Properties, Inc.	(53,137)	(2,092,003)
Realty Income Corp.	(46,021)	(2,195,662)
Total REITs-Single Tenant		(4,287,665)
REITs-Office Property - (3.7)%
Equity Commonwealth*	(52,365)	(1,344,210)
Government Properties Income Trust	(61,783)	(1,421,627)
Piedmont Office Realty Trust, Inc. — Class A	(81,057)	(1,527,114)
Total REITs-Office Property		(4,292,951)
REITs-Apartments - (3.9)%
Home Properties, Inc.	(15,762)	(1,033,987)
Mid-America Apartment Communities, Inc.	(20,770)	(1,551,104)
American Homes 4 Rent-
Class A	(116,977)	(1,992,118)
Total REITs-Apartments		(4,577,209)
REITs-Diversified - (4.0)%
STAG Industrial, Inc.	(50,281)	(1,231,885)
Duke Realty Corp.	(76,997)	(1,555,339)
Washington Real Estate Investment Trust	(68,788)	(1,902,676)
Total REITs-Diversified		(4,689,900)
REITs-Health Care - (4.8)%
Aviv REIT, Inc.	(30,538)	(1,052,950)
Omega Healthcare Investors, Inc.	(27,651)	(1,080,325)
Healthcare Realty Trust, Inc.	(57,946)	(1,583,085)
Medical Properties Trust, Inc.	(130,796)	(1,802,369)
Total REITs-Health Care		(5,518,729)
Total Common Stocks
(Cost $(35,853,473)		(37,208,922)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (8.3)%
iShares US Real Estate ETF	126,553	(9,724,333)
Total Exchange-Traded Funds Sold Short
(Proceeds $9,282,130)		(9,724,333)
Total Securities Sold Short- (40.3)%
(Proceeds $45,135,603)		$(46,933,255)
Other Assets & Liabilities, net - 41.0%		47,771,045
Total Net Assets - 100.0%		$116,565,929

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Merrill Lynch Guggeneheim Real Estate Investment Trust Basket Total Return Index January 2015 Swap, Terminating 01/08/15 (Notional Value $34,548,474)	318,164	$802,330

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

REIT — Real Estate Investment Trust

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 100.4%
Financial - 31.1%
Hanover Insurance Group, Inc.	10,418	$743,012
Endurance Specialty Holdings Ltd.	10,216	611,325
Reinsurance Group of America, Inc. — Class A	5,730	502,063
Apartment Investment & Management Co. — Class A	13,180	489,637
Simmons First National Corp. — Class A	11,414	463,980
Navigators Group, Inc.*	5,650	414,371
Berkshire Hills Bancorp, Inc.	15,535	414,163
CubeSmart	18,478	407,809
Horace Mann Educators Corp.	11,530	382,565
NorthStar Realty Finance Corp.	21,580	379,376
Symetra Financial Corp.	14,510	334,456
OFG Bancorp	18,862	314,052
Camden Property Trust	4,085	301,636
Sun Communities, Inc.	4,909	296,798
Chatham Lodging Trust	8,865	256,819
BancFirst Corp.	3,845	243,735
1st Source Corp.	6,287	215,707
PrivateBancorp, Inc. — Class A	5,026	167,868
Home Loan Servicing Solutions Ltd.	8,393	163,831
StanCorp Financial Group, Inc.	1,920	134,131
AMERISAFE, Inc.	3,165	134,069
Eaton Vance Corp.	3,220	131,795
Radian Group, Inc.	4,447	74,354
Trustmark Corp.	2,830	69,448
Argo Group International Holdings Ltd.	574	31,840
Total Financial		7,678,840
Industrial - 16.4%
Covanta Holding Corp.	26,110	574,681
Celadon Group, Inc.	18,422	417,995
PMFG, Inc.*	72,902	381,277
Orbital Sciences Corp.*	12,784	343,761
Curtiss-Wright Corp.	4,229	298,525
FLIR Systems, Inc.	8,310	268,496
Berry Plastics Group, Inc.*	7,640	241,042
Aegion Corp. — Class A*	11,443	212,954
Newport Corp.*	10,980	209,828
Energy Recovery, Inc.*	37,802	199,217
Sterling Construction Company, Inc.*	26,248	167,725
Gentex Corp.	4,600	166,198
LMI Aerospace, Inc.*	10,440	147,204
Marten Transport Ltd.	6,530	142,746
Rand Logistics, Inc.*	34,819	137,535
UTI Worldwide, Inc.*	5,710	68,920
Dynamic Materials Corp.	4,002	64,112
Total Industrial		4,042,216
Consumer, Non-cyclical - 15.3%
Emergent Biosolutions, Inc.*	19,240	523,905
ABM Industries, Inc.	14,790	423,734
Greatbatch, Inc.*	6,898	340,072
Global Cash Access Holdings, Inc.*	46,300	331,045
Invacare Corp.	19,100	320,116
Great Lakes Dredge & Dock Corp.*	32,786	280,648
DeVry Education Group, Inc.	5,420	257,287
Kindred Healthcare, Inc.	13,874	252,229
Navigant Consulting, Inc.*	12,770	196,275
ICU Medical, Inc.*	2,163	177,150
ICF International, Inc.*	3,538	144,987
Globus Medical, Inc. — Class A*	5,970	141,907
HealthSouth Corp.	3,490	134,225
Tornier N.V.*	3,223	82,187
Grand Canyon Education, Inc.*	1,550	72,323
Darling Ingredients, Inc.*	3,850	69,916
OraSure Technologies, Inc.*	3,281	33,269
Total Consumer, Non-cyclical		3,781,275
Technology - 13.5%
Diebold, Inc.	14,429	499,820
Silicon Graphics International Corp.*	41,420	471,360
Maxwell Technologies, Inc.*	49,238	449,051
KEYW Holding Corp.*	33,578	348,539
IXYS Corp.	22,030	277,578
ManTech International Corp. — Class A	6,367	192,474
Allscripts Healthcare Solutions, Inc.*	13,980	178,525
Brooks Automation, Inc.	13,660	174,165
Spansion, Inc. — Class A*	4,810	164,598
Diodes, Inc.*	5,690	156,873
Mercury Systems, Inc.*	10,700	148,944
Teradyne, Inc.	7,430	147,040
iGATE Corp.*	1,710	67,511
IPG Photonics Corp.*	830	62,184
Total Technology		3,338,662
Consumer, Cyclical - 7.3%
International Speedway Corp. — Class A	10,691	338,370
Papa Murphy's Holdings, Inc.*	28,630	332,682
Chico's FAS, Inc.	13,890	225,157
Oshkosh Corp.	3,820	185,843
ScanSource, Inc.*	3,400	136,544
Ryland Group, Inc.	3,250	125,320
Wendy's Co.	13,680	123,530
Iconix Brand Group, Inc.*	3,460	116,913
Crocs, Inc.*	7,304	91,227
WESCO International, Inc.*	1,002	76,362
Abercrombie & Fitch Co. — Class A	1,870	53,557
Total Consumer, Cyclical		1,805,505
Utilities - 6.7%
Laclede Group, Inc.	9,556	508,379
UGI Corp.	11,899	451,924
PICO Holdings, Inc.*	17,382	327,651
South Jersey Industries, Inc.	3,680	216,862
Avista Corp.	4,350	153,773
Total Utilities		1,658,589
Communications - 4.5%
DigitalGlobe, Inc.*	13,658	422,989
Finisar Corp.*	13,040	253,106
Safeguard Scientifics, Inc.*	11,417	226,285

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 100.4% (continued)
Communications - 4.5% (continued)
Scholastic Corp.	3,422	$124,629
Liquidity Services, Inc.*	8,935	72,999
Total Communications		1,100,008
Energy - 3.0%
Patterson-UTI Energy, Inc.	14,160	234,914
Matrix Service Co.*	7,319	163,360
Oasis Petroleum, Inc.*	7,250	119,915
Clayton Williams Energy, Inc.*	1,547	98,699
Sanchez Energy Corp.*	7,248	67,334
Resolute Energy Corp.*	47,930	63,268
Total Energy		747,490
Basic Materials - 2.6%
Olin Corp.	10,402	236,853
Luxfer Holdings plc ADR	14,435	215,515
Landec Corp.*	13,427	185,427
Total Basic Materials		637,795
Total Common Stocks
(Cost $22,728,928)		24,790,380

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. *,1,2	6,250	55
Total Convertible Preferred Stocks
(Cost $5,968)		55

SHORT TERM INVESTMENTS† - 2.6%
Dreyfus Treasury Prime Cash Management Fund	650,234	650,234
Total Short Term Investments
(Cost $650,234)		650,234
Total Investments - 103.0%
(Cost $23,385,130)		$25,440,669
Other Assets & Liabilities, net - (3.0)%		(747,101)
Total Net Assets - 100.0%		$24,693,568

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid security.

ADR — American Depositary Receipt
plc — Public Limited Company

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 20.9%
Consumer, Non-cyclical - 7.3%
Johnson & Johnson	10,857	$1,135,315
Pfizer, Inc.	29,990	934,189
Merck & Company, Inc.	14,566	827,203
Gilead Sciences, Inc.*	7,814	736,548
Philip Morris International, Inc.	8,917	726,290
UnitedHealth Group, Inc.	6,717	679,021
Coca-Cola Co.	15,176	640,731
Express Scripts Holding Co.*	7,407	627,151
Medtronic, Inc.	8,250	595,650
Archer-Daniels-Midland Co.	11,119	578,188
PepsiCo, Inc.	6,104	577,194
Mondelez International, Inc. — Class A	15,463	561,693
Procter & Gamble Co.	5,925	539,708
Kimberly-Clark Corp.	4,642	536,337
Baxter International, Inc.	7,252	531,499
Cardinal Health, Inc.	6,469	522,242
Aetna, Inc.	5,766	512,194
Kroger Co.	7,942	509,956
Cigna Corp.	4,844	498,496
Kellogg Co.	7,040	460,698
Kraft Foods Group, Inc.	6,274	393,129
General Mills, Inc.	6,978	372,137
Eli Lilly & Co.	3,878	267,543
Anthem, Inc.	1,949	244,931
Altria Group, Inc.	3,860	190,182
Stryker Corp.	1,848	174,322
Amgen, Inc.	1,063	169,325
Abbott Laboratories	3,543	159,506
Actavis plc*	537	138,229
Becton Dickinson and Co.	937	130,393
Total Consumer, Non-cyclical		14,970,000
Industrial - 4.1%
General Electric Co.	26,688	674,406
United Technologies Corp.	5,780	664,700
Boeing Co.	4,995	649,249
Lockheed Martin Corp.	3,035	584,450
Caterpillar, Inc.	6,218	569,134
Emerson Electric Co.	8,784	542,236
FedEx Corp.	3,111	540,256
Norfolk Southern Corp.	4,856	532,265
General Dynamics Corp.	3,848	529,562
Corning, Inc.	22,473	515,306
Waste Management, Inc.	9,974	511,866
Raytheon Co.	4,715	510,022
Northrop Grumman Corp.	3,426	504,958
Cummins, Inc.	3,450	497,387
Honeywell International, Inc.	3,653	365,008
CSX Corp.	5,934	214,989
Total Industrial		8,405,794
Technology - 3.6%
Apple, Inc.	14,958	1,651,063
Microsoft Corp.	22,209	1,031,608
International Business Machines Corp.	5,004	802,842
Intel Corp.	21,870	793,663
Hewlett-Packard Co.	16,107	646,374
EMC Corp.	18,740	557,328
Western Digital Corp.	4,557	504,460
Micron Technology, Inc.*	14,044	491,680
Oracle Corp.	9,516	427,935
QUALCOMM, Inc.	3,518	261,493
Texas Instruments, Inc.	2,605	139,276
Total Technology		7,307,722
Financial - 1.8%
MetLife, Inc.	10,515	568,757
Prudential Financial, Inc.	5,993	542,127
American International Group, Inc.	9,057	507,283
Allstate Corp.	5,833	409,768
Wells Fargo & Co.	6,581	360,770
JPMorgan Chase & Co.	5,392	337,432
Aflac, Inc.	4,578	279,670
Berkshire Hathaway, Inc. — Class B*	1,346	202,102
Bank of America Corp.	10,025	179,347
Charles Schwab Corp.	4,471	134,979
Travelers Companies, Inc.	1,264	133,794
State Street Corp.	1,678	131,723
Total Financial		3,787,752
Energy - 1.8%
Exxon Mobil Corp.	8,465	782,589
Chevron Corp.	6,886	772,471
ConocoPhillips	9,607	663,459
Valero Energy Corp.	10,219	505,841
Occidental Petroleum Corp.	4,503	362,987
Anadarko Petroleum Corp.	4,305	355,163
Kinder Morgan, Inc.	3,494	147,831
Halliburton Co.	3,299	129,750
Total Energy		3,720,091
Communications - 1.2%
Cisco Systems, Inc.	28,963	805,606
Verizon Communications, Inc.	8,557	400,296
Viacom, Inc. — Class B	5,074	381,818
Comcast Corp. — Class A	5,274	305,945
Google, Inc. — Class C*	564	296,890
Time Warner, Inc.	2,266	193,562
Total Communications		2,384,117
Consumer, Cyclical - 1.1%
Wal-Mart Stores, Inc.	8,274	710,571
Walgreens Boots Alliance, Inc.	7,120	542,544
CVS Health Corp.	5,582	537,602
Southwest Airlines Co.	5,867	248,292
Delta Air Lines, Inc.	4,834	237,784
Total Consumer, Cyclical		2,276,793
Total Common Stocks
(Cost $38,307,269)		42,852,269

MUTUAL FUNDS† - 53.5%
Guggenheim Strategy Fund III[1]	1,992,501	49,493,724
Guggenheim Strategy Fund II1	1,301,252	32,336,121
Guggenheim Strategy Fund I1	1,113,773	27,666,123
Total Mutual Funds
(Cost $109,977,879)		109,495,968
SHORT TERM INVESTMENTS† - 3.0%
Dreyfus Treasury Prime Cash Management Fund	6,128,842	6,128,842
Total Short Term Investments
(Cost $6,128,842)		6,128,842

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 17.0%
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/21[2,3]	$1,821,656	$1,806,172
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.51% due 11/25/35[2]	1,555,111	1,493,930
Goldman Sachs Asset Management CLO plc
2007-1A, 2.98% due 08/01/22[2,3]	1,500,000	1,489,800
Garrison Funding 2013-2 Ltd.
2013-2A, 2.03% due 09/25/23[2,3]	1,480,000	1,474,820
Brentwood CLO Corp.
2006-1A, 0.50% due 02/01/22[2,3]	1,037,418	1,021,753
2006-1A, 1.05% due 02/01/22[2,3]	500,000	451,350
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[2,3]	1,450,000	1,396,205
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/21[2,3]	1,400,000	1,396,080
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/21[2,3]	1,347,384	1,335,527
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.32% due 03/25/37[2]	1,326,168	1,307,625
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/22[2,3]	1,320,000	1,303,368
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/23[2,3]	1,000,000	985,100
2014-1A, 2.23% due 10/15/23[2,3]	250,000	249,450
Black Diamond CLO Delaware Corp.
2005-1A, 2.15% due 06/20/17[2,3]	1,250,000	1,213,625
Symphony CLO IX, LP
2012-9A, 2.73% due 04/16/22[2,3]	700,000	699,160
2012-9A, 3.48% due 04/16/22[2,3]	500,000	495,400
KKR Financial CLO Ltd.
2007-1A, 2.48% due 05/15/21[2,3]	1,150,000	1,139,880
Aegis Asset Backed Securities Trust
2005-3, 0.64% due 08/25/35[2]	1,054,570	1,039,731
Symphony CLO VII Ltd.
2011-7A, 3.43% due 07/28/21[2,3]	1,000,000	998,600
GreenPoint Mortgage Funding Trust
2005-HE4, 0.87% due 07/25/30[2]	1,056,510	996,649
N-Star REL CDO VIII Ltd.
2006-8A, 0.46% due 02/01/41[2,3]	1,029,697	991,598
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/21[2,3]	1,000,000	981,400
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.32% due 01/25/37[2]	1,022,095	978,620
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/19[2,3]	900,000	846,630
Race Point V CLO Ltd.
2014-5AR, 3.09% due 12/15/22[2,3]	850,000	846,515
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[2,3]	830,860	824,296
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.60% due 06/25/35[2]	850,596	819,250
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/21[2,3]	810,000	801,252
H2 Asset Funding Ltd.
2014-1, 2.06% due 03/19/37	750,000	751,575
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/25[2,3]	750,000	723,900
Golub Capital Partners CLO Ltd.
2014-18A, 2.73% due 04/25/26[2,3]	720,000	718,200
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.23% due 08/15/23[2,3]	500,000	485,550
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[2,3]	500,000	474,500
Soundview Home Loan Trust
2003-1, 2.42% due 08/25/31[2]	448,434	444,622
Race Point IV CLO Ltd.
2007-4A, 0.98% due 08/01/21[2,3]	450,000	437,130
DIVCORE CLO Ltd.
2013-1A B, 4.06% due 11/15/32	400,000	400,120
Tricadia CDO Ltd.
2006-6A, 0.78% due 11/05/41[2,3]	391,740	389,233
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[2,3]	257,120	253,546
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/18[2,3]	232,613	232,311

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 17.0% (continued)
Golub Capital Partners Fundings Ltd.
2007-1A, 0.49% due 03/15/22[2,3]	$128,607	$127,861
Total Asset Backed Securities
(Cost $34,412,468)		34,822,334

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.8%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.34% due 05/25/37[2]	2,138,763	2,068,513
Boca Hotel Portfolio Trust
2013-BOCA, 3.21% due 08/15/26[2,3]	1,550,000	1,549,061
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.01% due 12/15/28[2,3]	1,500,000	1,506,765
Hilton USA Trust
2013-HLF, 2.92% due 11/05/30[2,3]	1,330,378	1,330,447
SRERS Funding Ltd.
2011-RS, 0.41% due 05/09/46[2,3]	1,171,048	1,115,424
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.13% due 09/10/47[2,3]	878,000	891,168
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[2]	1,016,115	860,895
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.24% due 06/15/20[2,3]	441,816	440,791
Total Collateralized Mortgage Obligations
(Cost $9,594,700)		9,763,064
Total Investments - 99.2%
(Cost $198,421,158)		$203,062,477
Other Assets & Liabilities, net - 0.8%		1,719,970
Total Net Assets - 100.0%		$204,782,447

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $718,200)	7	$(5,972)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. June 2015 S&P 500 Index Swap, Terminating 06/03/15[4] (Notional Value $107,854,987)	28,613	$10,229,019
Bank of America August 2015 S&P 500 Total Return Index Swap, Terminating 08/05/15[4] (Notional Value $42,447,540)	11,261	2,355,252
Bank of America January 2015 S&P 500 Index Swap, Terminating 01/08/15[4] (Notional Value $11,128,355)	5,405	39,438
(Total Notional Value $161,430,882)		$12,623,709

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2014.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $33,423,869 (cost $33,165,460), or 16.3% of total net assets.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 21.0%
Consumer, Non-cyclical - 6.6%
Mylan, Inc.*	4,314	$243,180
Mead Johnson Nutrition Co. — Class A	2,188	219,982
Constellation Brands, Inc. — Class A*	2,173	213,324
Keurig Green Mountain, Inc.	1,586	209,978
Kroger Co.	3,176	203,931
Western Union Co.	11,376	203,745
Dr Pepper Snapple Group, Inc.	2,784	199,556
Brown-Forman Corp. — Class B	2,161	189,822
Cigna Corp.	1,831	188,428
Campbell Soup Co.	4,189	184,316
Coca-Cola Enterprises, Inc.	3,886	171,839
Cardinal Health, Inc.	2,027	163,640
Vertex Pharmaceuticals, Inc.*	1,367	162,400
Monster Beverage Corp.*	1,483	160,683
Kellogg Co.	2,412	157,841
Hormel Foods Corp.	2,890	150,569
United Rentals, Inc.*	1,437	146,588
Clorox Co.	1,379	143,706
St. Jude Medical, Inc.	2,160	140,465
DaVita HealthCare Partners, Inc.*	1,811	137,165
Booz Allen Hamilton Holding Corp.	4,639	123,073
Boston Scientific Corp.*	9,012	119,409
Illumina, Inc.*	633	116,839
Ingredion, Inc.	1,332	113,007
Estee Lauder Companies, Inc. — Class A	1,421	108,280
Whole Foods Market, Inc.	2,018	101,748
Hologic, Inc.*	3,676	98,296
RR Donnelley & Sons Co.	5,697	95,738
AmerisourceBergen Corp. — Class A	968	87,275
Total System Services, Inc.	2,491	84,594
Varian Medical Systems, Inc.*	897	77,600
Avis Budget Group, Inc.*	1,132	75,086
CR Bard, Inc.	436	72,646
H&R Block, Inc.	1,915	64,497
Henry Schein, Inc.*	449	61,131
Zoetis, Inc.	1,388	59,725
KAR Auction Services, Inc.	1,706	59,113
DENTSPLY International, Inc.	1,091	58,118
Avon Products, Inc.	6,141	57,664
Quanta Services, Inc.*	1,991	56,524
McCormick & Company, Inc.	759	56,394
Mallinckrodt plc*	558	55,259
Jazz Pharmaceuticals plc*	334	54,686
Hershey Co.	519	53,940
Intuitive Surgical, Inc.*	101	53,423
PAREXEL International Corp.*	956	53,115
HealthSouth Corp.	1,375	52,883
Hertz Global Holdings, Inc.*	2,084	51,975
HCA Holdings, Inc.*	701	51,446
Total Consumer, Non-cyclical		5,764,642
Industrial - 4.4%
Parker-Hannifin Corp.	1,842	237,527
Dover Corp.	3,157	226,420
Rockwell Automation, Inc.	2,028	225,513
Corning, Inc.	8,934	204,857
Fluor Corp.	3,289	199,412
Pentair plc	2,891	192,020
Cummins, Inc.	1,241	178,915
Agilent Technologies, Inc.	4,343	177,802
AMETEK, Inc.	2,963	155,943
Flowserve Corp.	2,585	154,660
Stanley Black & Decker, Inc.	1,581	151,902
Roper Industries, Inc.	942	147,281
Huntington Ingalls Industries, Inc.	1,183	133,040
Ingersoll-Rand plc	2,090	132,485
Tyco International plc	2,752	120,703
Lincoln Electric Holdings, Inc.	1,537	106,191
Masco Corp.	3,433	86,512
Waste Management, Inc.	1,188	60,968
Timken Co.	1,420	60,606
Moog, Inc. — Class A*	778	57,595
Waters Corp.*	506	57,036
Covanta Holding Corp.	2,575	56,676
Waste Connections, Inc.	1,288	56,659
Xylem, Inc.	1,452	55,278
Colfax Corp.*	1,065	54,922
Clean Harbors, Inc.*	1,140	54,777
IDEX Corp.	690	53,710
Donaldson Company, Inc.	1,385	53,503
Nordson Corp.	681	53,091
Allegion plc	951	52,742
Martin Marietta Materials, Inc.	476	52,512
Keysight Technologies, Inc.*	1,545	52,175
FLIR Systems, Inc.	1,613	52,116
Trimble Navigation Ltd.*	1,918	50,904
Kirby Corp.*	596	48,121
Total Industrial		3,814,574
Technology - 3.3%
Cerner Corp.*	2,877	186,027
Teradata Corp.*	3,901	170,396
SanDisk Corp.	1,646	161,275
NetApp, Inc.	3,638	150,795
Citrix Systems, Inc.*	2,093	133,534
Computer Sciences Corp.	2,034	128,243
DST Systems, Inc.	1,349	127,008
Applied Materials, Inc.	4,904	122,208
Activision Blizzard, Inc.	6,063	122,169
Fiserv, Inc.*	1,593	113,055
IHS, Inc. — Class A*	875	99,645
Intuit, Inc.	1,073	98,920
Dun & Bradstreet Corp.	746	90,236
Solera Holdings, Inc.	1,576	80,660
Aspen Technology, Inc.*	2,091	73,227
VeriFone Systems, Inc.*	1,869	69,527
Pitney Bowes, Inc.	2,739	66,749
Xilinx, Inc.	1,452	62,857
Red Hat, Inc.*	873	60,359
NCR Corp.*	2,052	59,795
Paychex, Inc.	1,294	59,744
Cadence Design Systems, Inc.*	3,021	57,308
Genpact Ltd.*	3,020	57,169

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 21.0% (continued)
Technology - 3.3% (continued)
Riverbed Technology, Inc.*	2,798	$57,107
Teradyne, Inc.	2,742	54,264
Broadridge Financial Solutions, Inc.	1,164	53,754
Akamai Technologies, Inc.*	848	53,390
Electronic Arts, Inc.*	1,118	52,563
Workday, Inc. — Class A*	644	52,557
Avago Technologies Ltd.	522	52,508
PTC, Inc.*	1,388	50,870
KLA-Tencor Corp.	702	49,365
Diebold, Inc.	1,417	49,085
Total Technology		2,876,369
Consumer, Cyclical - 3.0%
Macy's, Inc.	2,246	147,674
Southwest Airlines Co.	3,478	147,189
Chipotle Mexican Grill, Inc. — Class A*	191	130,741
Harley-Davidson, Inc.	1,979	130,436
PACCAR, Inc.	1,902	129,355
United Continental Holdings, Inc.*	1,913	127,961
The Gap, Inc.	2,763	116,350
Best Buy Company, Inc.	2,513	97,957
VF Corp.	1,293	96,846
Allison Transmission Holdings, Inc.	2,701	91,563
WW Grainger, Inc.	349	88,956
Dollar General Corp.*	1,257	88,870
Wynn Resorts Ltd.	560	83,306
Lear Corp.	848	83,172
Nordstrom, Inc.	1,039	82,486
Dollar Tree, Inc.*	1,168	82,204
Hilton Worldwide Holdings, Inc.*	3,125	81,532
Starwood Hotels & Resorts Worldwide, Inc.	960	77,827
Kohl's Corp.	1,238	75,568
Wyndham Worldwide Corp.	858	73,582
O'Reilly Automotive, Inc.*	363	69,921
Genuine Parts Co.	635	67,672
MGM Resorts International*	2,946	62,985
BorgWarner, Inc.	1,119	61,489
Johnson Controls, Inc.	1,193	57,670
HD Supply Holdings, Inc.*	1,875	55,294
Coach, Inc.	1,454	54,612
Alaska Air Group, Inc.	913	54,561
Polaris Industries, Inc.	358	54,144
Ralph Lauren Corp. — Class A	287	53,141
Total Consumer, Cyclical		2,625,064
Communications - 2.6%
VeriSign, Inc.*	3,690	210,330
Juniper Networks, Inc.	8,270	184,586
Liberty Interactive Corp. — Class A*	6,205	182,551
Netflix, Inc.*	459	156,799
ARRIS Group, Inc.*	4,771	144,036
Omnicom Group, Inc.	1,804	139,756
Discovery Communications, Inc. — Class A*	3,506	120,782
LinkedIn Corp. — Class A*	509	116,922
Harris Corp.	1,344	96,526
Motorola Solutions, Inc.	1,266	84,923
Twitter, Inc.*	2,339	83,900
Anixter International, Inc.*	905	80,056
Viacom, Inc. — Class B	999	75,175
Level 3 Communications, Inc.*	1,360	67,157
EchoStar Corp. — Class A*	1,185	62,213
Scripps Networks Interactive, Inc. — Class A	741	55,775
CBS Corp. — Class B	975	53,957
Pandora Media, Inc.*	3,008	53,633
Alliance Data Systems Corp.*	187	53,491
Sirius XM Holdings, Inc.*	14,898	52,143
F5 Networks, Inc.*	396	51,664
Discovery Communications, Inc. — Class C*	1,496	50,445
CommScope Holding Company, Inc.*	2,201	50,249
IAC/InterActiveCorp	818	49,726
Total Communications		2,276,795
Energy - 1.1%
National Oilwell Varco, Inc.	1,941	127,193
Valero Energy Corp.	2,213	109,543
Marathon Petroleum Corp.	1,056	95,315
Cameron International Corp.*	1,370	68,432
Chesapeake Energy Corp.	2,988	58,474
Kosmos Energy Ltd.*	6,965	58,436
ONEOK, Inc.	1,147	57,109
Helmerich & Payne, Inc.	840	56,633
Superior Energy Services, Inc.	2,790	56,219
Pioneer Natural Resources Co.	377	56,116
Noble Energy, Inc.	1,167	55,351
HollyFrontier Corp.	1,391	52,135
FMC Technologies, Inc.*	1,034	48,433
Southwestern Energy Co.*	1,554	42,409
Total Energy		941,798
Total Common Stocks
(Cost $17,182,845)		18,299,242

MUTUAL FUNDS† - 52.3%
Guggenheim Strategy Fund III[1]	859,683	21,354,534
Guggenheim Strategy Fund II1	595,073	14,787,569
Guggenheim Strategy Fund I1	383,572	9,527,936
Total Mutual Funds
(Cost $45,855,740)		45,670,039

SHORT TERM INVESTMENTS† - 3.8%
Dreyfus Treasury Prime Cash Management Fund	3,361,159	3,361,159
Total Short Term Investments
(Cost $3,361,159)		3,361,159

	Face Amount
ASSET BACKED SECURITIES†† - 17.2%
Duane Street CLO IV Ltd.
2007-4A, 0.46% due 11/14/21[2,3]	$756,159	749,732
N-Star REL CDO VIII Ltd.
2006-8A, 0.46% due 02/01/41[2,3]	710,136	683,861
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.51% due 11/25/35[2]	676,135	649,534

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 17.2% (continued)
Brentwood CLO Corp.
2006-1A, 0.50% due 02/01/22[2,3]	$426,083	$419,649
2006-1A, 1.05% due 02/01/22[2,3]	250,000	225,675
Salus CLO 2012-1 Ltd.
2013-1AN, 2.48% due 03/05/21[2,3]	600,000	598,320
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due 10/15/23[2,3]	350,000	344,785
2014-1A, 2.23% due 10/15/23[2,3]	250,000	249,450
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.32% due 03/25/37[2]	593,364	585,067
Garrison Funding Ltd.
2013-2A, 2.03% due 09/25/23[2,3]	580,000	577,970
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[2,3]	600,000	577,740
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/22[2,3]	550,000	543,070
Cornerstone CLO Ltd.
2007-1A, 0.45% due 07/15/21[2,3]	505,269	500,823
Symphony CLO VII Ltd.
2011-7A, 3.43% due 07/28/21[2,3]	500,000	499,300
Goldman Sachs Asset Management CLO plc
2007-1A, 2.98% due 08/01/22[2,3]	500,000	496,600
KKR Financial CLO Ltd.
2007-1A, 2.48% due 05/15/21[2,3]	500,000	495,600
Symphony CLO IX, LP
2012-9A, 3.48% due 04/16/22[2,3]	500,000	495,400
Black Diamond CLO Delaware Corp.
2005-1A, 2.15% due 06/20/17[2,3]	500,000	485,450
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[2,3]	500,000	474,500
Aegis Asset Backed Securities Trust
2005-3, 0.64% due 08/25/35[2]	451,958	445,599
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.32% due 01/25/37[2]	424,266	406,220
Race Point V CLO Ltd.
2014-5AR, 3.09% due 12/15/22[2,3]	400,000	398,360
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.61% due 04/17/21[2,3]	400,000	392,560
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.62% due 04/29/19[2,3]	400,000	376,280
GreenPoint Mortgage Funding Trust
2005-HE4, 0.87% due 07/25/30[2]	384,185	362,418
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[2,3]	349,279	346,519
Northwoods Capital VII Ltd.
2006-7A, 1.78% due 10/22/21[2,3]	340,000	336,328
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.60% due 06/25/35[2]	347,635	334,824
Golub Capital Partners CLO Ltd.
2014-18A, 2.73% due 04/25/26[2,3]	310,000	309,225
H2 Asset Funding Ltd.
2014-1, 2.06% due 03/19/37	300,000	300,630
OFSI Fund V Ltd.
2013-5A, 3.43% due 04/17/25[2,3]	300,000	289,560
DIVCORE CLO Ltd.
2013-1A B, 4.06% due 11/15/32	250,000	250,075
Race Point IV CLO Ltd.
2007-4A, 0.98% due 08/01/21[2,3]	250,000	242,850
Soundview Home Loan Trust
2003-1, 2.42% due 08/25/31[2]	186,548	184,963
Tricadia CDO Ltd.
2006-6A, 0.78% due 11/05/41[2,3]	163,225	162,180
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[2,3]	108,781	107,269
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.53% due 12/20/18[2,3]	93,045	92,924
Golub Capital Partners Fundings Ltd.
2007-1A, 0.49% due 03/15/22[2,3]	56,265	55,939
Total Asset Backed Securities
(Cost $14,861,668)		15,047,249

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.7%
HSI Asset Securitization Corporation Trust
2007-WF1, 0.34% due 05/25/37[2]	902,291	872,654
Boca Hotel Portfolio Trust
2013-BOCA, 3.21% due 08/15/26[2,3]	650,000	649,606

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.7% (continued)
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.01% due 12/15/28[2,3]	$600,000	$602,706
Hilton USA Trust
2013-HLF, 2.92% due 11/05/30[2,3]	591,279	591,310
SRERS Funding Ltd.
2011-RS, 0.41% due 05/09/46[2,3]	516,639	492,099
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6, 6.13% due 09/10/47[2,3]	351,200	356,467
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[2]	390,813	331,114
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.24% due 06/15/20[2,3]	186,385	185,952
Total Collateralized Mortgage Obligations
(Cost $4,005,586)		4,081,908
Total Investments - 99.0%
(Cost $85,266,998)		$86,459,597
Other Assets & Liabilities, net - 1.0%		850,097
Total Net Assets - 100.0%		$87,309,694

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,159,200)	8	$(825)
March 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $410,400)	4	(3,413)
March 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $338,660)	4	(4,393)
(Total Aggregate Value of Contracts $1,908,260)		$(8,631)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. June 2015 Russell MidCap Growth Total Return Index Swap, Terminating 06/03/15[4] (Notional Value $46,163,684)	21,873	$4,562,420
Bank of America Russell Mid Cap Growth Total Return Index Swap August 2015 Russell MidCap Growth Index Swap, Terminating 08/05/15[4] (Notional Value $19,962,026)	9,454	918,728
Morgan Stanley Capital Services, Inc. January 2015 Russell MidCap Growth Index Swap, Terminating 01/08/15[4] (Notional Value $403,113)	539	4,143
(Total Notional Value $66,528,823)		$5,485,291

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2014.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $14,406,060 (cost $14,275,523), or 16.5% of total net assets.
[4]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.

plc — Public Limited Company

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
PREFERRED STOCKS†† - 1.2%
Aspen Insurance Holdings Ltd.
5.95% due 07/01/23†,1,2	94,000	$2,374,440
Morgan Stanley
6.38% †,1,2	48,000	1,214,880
7.13% †,1,2	16,000	440,480
CoBank ACB
6.20% due 01/01/25†,1,2	13,000	1,300,000
Goldman Sachs Group, Inc.
5.50% due 05/10/23†,1,2	52,100	1,271,240
Seaspan Corp.
6.38% due 04/30/19†	44,000	1,091,200
Wells Fargo & Co.
5.85% †,1,2	30,000	769,500
AgriBank FCB
6.88% due 01/01/24†,1,2	2,500	262,735
City National Corp.
6.75% †,1,2	8,000	222,560
WhiteHorse II Ltd.
due 06/15/17*,1,3,9	450,000	13,500
GSC Partners CDO Fund V Ltd.
due 11/20/16*,1,3,9	1,325	–
Total Preferred Stocks
(Cost $9,519,439)		8,960,535

EXCHANGE-TRADED FUNDS† - 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF	77,193	6,916,493
Total Exchange-Traded Funds
(Cost $6,996,264)		6,916,493

CLOSED-END FUNDS† - 0.1%
Guggenheim Strategic Opportunities Fund[4]	50,000	1,045,000
Total Closed-End Funds
(Cost $990,390)		1,045,000

SHORT TERM INVESTMENTS† - 12.2%
Federated U.S. Treasury Cash Reserve Fund	88,960,553	88,960,553
Total Short Term Investments
(Cost $88,960,553)		88,960,553

	Face Amount
ASSET BACKED SECURITIES†† - 38.9%
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/37[1,3]	$10,880,000	10,222,162
Oaktree EIF II Series A2 Ltd.
2014-A2, 2.60% due 11/15/25[1,3]	8,000,000	7,870,399
2014-A2, 3.50% due 11/15/25[1,3]	2,000,000	1,972,800
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/17[3]	9,440,787	9,442,674
AASET
2014-1, 5.13% due 12/15/29[1]	6,250,000	6,234,374
2014-1, 7.38% due 12/15/29[1]	3,000,000	2,992,500
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/19[3]	8,831,369	8,793,702
Marathon CLO VII Ltd.
2014-7A, 3.73% due 10/28/25[1,3]	4,000,000	3,950,400
2014-7A, 2.88% due 10/28/25[1,3]	2,500,000	2,499,750
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	6,250,000	6,249,374
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/22[3]	6,000,000	5,969,400
Northwoods Capital XIV Ltd.
2014-14A, 2.69% due 11/12/25†††,1,3	6,000,000	5,873,400
New Century Home Equity Loan Trust
2005-3, 0.68% due 07/25/35[1]	5,870,000	5,078,471
2005-1, 0.89% due 03/25/35[1]	551,324	481,130
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.48% due 05/15/21[1,3]	2,900,000	2,874,480
2007-1A, 5.23% due 05/15/21[1,3]	2,500,000	2,491,000
Babson CLO Limited
2012-2A, 0.00% due 05/15/23[3,9]	4,750,000	3,910,200
2014-IA, 0.00% due 07/20/25[3,9]	1,300,000	1,179,750
Soundview Home Loan Trust
2007-1, 0.34% due 03/25/37[1]	5,010,460	4,662,534
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	3,134,037	3,122,128
2014-1, 7.50% due 02/15/29	1,558,230	1,535,013
ACAs CLO Ltd.
2014-1AR, 2.57% due 09/20/23[1,3]	4,000,000	3,952,000
Canyon Capital CLO 2012-1 Ltd.
2013-1A, 2.18% due 01/15/24[1,3]	4,000,000	3,864,400
MWAM CBO 2001-1 Ltd.
2001-1A, 3.08% due 01/30/31[1,3]	2,116,982	1,971,546
2001-1A, 14.09% due 01/30/31[3]	1,630,728	1,778,799
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[3]	3,646,694	3,697,966
First NLC Trust
2005-1, 0.62% due 05/25/35[1]	4,223,708	3,578,258
Rockwall CDO II Ltd.
2007-1A, 0.78% due 08/01/24[1,3]	2,100,000	1,911,630
2007-1A, 0.48% due 08/01/24[1,3]	1,679,144	1,610,635

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 38.9% (continued)
Madison Park Funding VIII Ltd.
2014-8AR, 3.03% due 04/22/22[1,3]	$2,000,000	$1,974,800
2014-8AR, 2.43% due 04/22/22[1,3]	1,500,000	1,491,450
Cent CLO 16, LP
2014-16AR, 3.50% due 08/01/24[1,3]	1,750,000	1,736,350
2014-16AR, 2.68% due 08/01/24[1,3]	1,750,000	1,724,975
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 3.10% due 12/20/24[1,3]	3,000,000	2,856,600
2012-2A, 4.75% due 12/20/24[1,3]	600,000	591,720
Banco Bradesco SA
4.21% due 03/12/26	3,400,000	3,381,640
OCP CLO 2014-7 Ltd.
2014-7A, 2.30% due 10/20/26†††,1,3	3,500,000	3,370,500
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.78% due 10/15/26[1,3]	1,750,000	1,698,025
2014-5A, 2.88% due 10/15/26[1,3]	1,500,000	1,476,600
Neuberger Berman CLO Ltd.
2012-12X, 0.00% due 07/25/23†††,9	3,000,000	2,046,600
2012-12A, 0.00% due 07/25/23[3,9]	1,500,000	1,082,850
CIFC Funding 2007-I Ltd.
2007-1A, 1.73% due 05/10/21[1,3]	3,250,000	3,097,900
Rockwall CDO Ltd.
2006-1A, 0.73% due 08/01/21[1,3]	2,900,000	2,822,280
2006-1A, 0.88% due 08/01/21[1,3]	200,000	189,140
GSAA Trust
2005-10, 0.82% due 06/25/35[1]	3,312,000	3,004,524
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,3,9]	1,500,000	1,544,550
2007-1A, 0.63% due 01/20/21[1,3]	1,000,000	966,000
2007-1A, 1.03% due 01/20/21[1,3]	500,000	472,350
KVK CLO 2013-1 Ltd.
2013-1A, 0.00% due 04/14/25[3,9]	3,800,000	2,933,600
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	3,095,705	2,816,163
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.68% due 10/25/26[1,3]	2,700,000	2,617,650
Hana Small Business Lending Loan Trust
2014-2014, 3.06% due 01/25/40[1,3]	2,614,275	2,563,036
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	1,946,875	1,966,344
2013-1, 6.35% due 10/15/38[3]	417,188	423,445
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.43% due 04/25/36[1]	1,400,000	1,263,149
2006-BC6, 0.34% due 01/25/37[1]	1,250,000	1,044,653
Cerberus Onshore II Clo-2 LLC
2014-1A, 2.93% due 10/15/23[1,3]	2,250,000	2,221,875
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.61% due 07/10/17†††,1	1,293,022	1,261,860
2012-CA, 4.75% due 07/10/22[3]	950,000	940,435
St. James River CLO Ltd.
2007-1A, 2.54% due 06/11/21[1,3]	2,250,000	2,195,775
N-Star Real Estate CDO IX Ltd.
0.47% due 02/01/41[5]	2,272,435	2,155,859
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.33% due 01/15/23[1,3]	1,250,000	1,255,375
2012-1A, 0.00% due 01/15/23[3,9]	1,000,000	810,800
Spirit Master Funding LLC
2014-4A, 4.63% due 01/20/45[3]	2,000,000	2,018,600
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 2.69% due 10/18/25[1,3]	1,000,000	981,800
2014-9A, 3.54% due 10/18/25[1,3]	1,000,000	968,400
NewStar Clarendon Fund CLO LLC
2015-1A, 3.59% due 01/25/27[1,3]	2,000,000	1,930,800
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/21[1,3]	2,000,000	1,926,200
ALM VII R Ltd.
2013-7RA, 2.83% due 04/24/24[1,3]	2,000,000	1,926,200
Telos CLO Ltd.
2013-3A, 3.23% due 01/17/24[1,3]	2,000,000	1,925,200
TICP CLO I Ltd.
2014-1A, 3.23% due 04/26/26[1,3]	2,000,000	1,916,000
Greywolf CLO III Ltd.
2014-1A, 3.08% due 04/22/26[1,3]	2,000,000	1,896,400
Sound Point CLO IV Ltd.
2013-3A, 2.58% due 01/21/26[1,3]	2,000,000	1,872,400

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 38.9% (continued)
Newstar Trust
2012-2A, 4.48% due 01/20/23[1,3]	$1,000,000	$995,800
2012-2A, 3.48% due 01/20/23[1,3]	750,000	748,650
GSAA Home Equity Trust
2006-18, 6.00% due 11/25/36	1,713,828	1,171,393
2007-7, 0.44% due 07/25/37[1]	673,810	568,865
Westchester CLO Ltd.
2007-1A, 0.67% due 08/01/22[1,3]	1,850,000	1,705,330
Race Point V CLO Ltd.
2014-5AR, 3.09% due 12/15/22[1,3]	1,100,000	1,095,490
2014-5AR, 3.99% due 12/15/22[1,3]	500,000	498,900
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.76% due 07/25/25[3]	700,000	704,830
2014-1A, 2.83% due 07/25/25[1,3]	500,000	496,100
2014-1A, 3.53% due 07/25/25[1,3]	400,000	389,960
Gramercy Park CLO Ltd.
2014-1AR, 3.18% due 07/17/23[1,3]	1,600,000	1,574,880
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.51% due 08/15/56[1,3]	1,713,097	1,529,624
Steele Creek CLO 2014-1 Ltd.
2014-1A, 2.48% due 08/21/26[1,3]	1,300,000	1,261,130
2014-1A, 3.43% due 08/21/26[1,3]	250,000	241,525
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	1,381,858	1,502,606
ACA CLO 2007-1 Ltd.
2007-1A, 1.18% due 06/15/22[1,3]	1,575,000	1,490,738
ALM XIV Ltd.
2014-14A, 3.18% due 07/28/26[1,3]	750,000	723,075
2014-14A, 2.33% due 07/28/26[1,3]	500,000	486,550
2014-14A, 3.68% due 07/28/26[1,3]	300,000	279,150
MCF CLO I LLC
2013-1A, 3.78% due 04/20/23[1,3]	1,500,000	1,484,700
OCP CLO 2014-6 Ltd.
2014-6A, 2.31% due 07/17/26[1,3]	1,500,000	1,455,600
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	1,434,023	1,448,364
Telos CLO 2014-6 Ltd.
2014-6A, 2.33% due 01/17/27[1,3]	1,500,000	1,448,100
ING Investment Management CLO IV Ltd.
2007-4A, 2.43% due 06/14/22[1,3]	1,500,000	1,445,100
Octagon Investment Partners XIX Ltd.
2014-1A, 3.08% due 04/15/26[1,3]	1,500,000	1,440,750
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1A, 1.70% due 08/08/20[1,3]	1,500,000	1,429,050
Miramax LLC
2014-1A, 3.34% due 07/20/26[3]	1,404,000	1,404,124
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	1,353,458	1,366,857
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[3,9]	1,850,000	1,341,435
Structured Asset Investment Loan Trust
2005-2, 0.90% due 03/25/35[1]	1,373,500	1,272,545
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/41[1,3]	1,400,000	1,261,820
T2 Income Fund CLO Ltd.
2007-1A, 1.73% due 07/15/19[1,3]	1,250,000	1,248,250
COA Summit CLO Limited
2014-1A, 3.03% due 04/20/23[1,3]	1,250,000	1,234,625
Dryden XXIII Senior Loan Fund
2014-23RA, 3.18% due 07/17/23[1,3]	1,250,000	1,230,000
Venture XIV CLO Ltd.
2013-14A, 2.99% due 08/28/25[1,3]	1,250,000	1,187,000
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.66% due 11/21/40[1,3]	1,250,000	1,159,875
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.42% due 07/09/17[1]	1,144,000	1,107,621
Apidos CDO III Ltd.
2006-3A, 1.99% due 06/12/20[1,3]	1,100,000	1,074,480
Salus CLO 2012-1 Ltd.
2013-1A, 5.73% due 03/05/21[1,3]	750,000	773,475
2013-1AN, 3.98% due 03/05/21[1,3]	300,000	299,940
Telos CLO 2007-2 Ltd.
2007-2A, 2.43% due 04/15/22[1,3]	1,100,000	1,059,190
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/23[1,3]	1,045,755	1,051,818

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 38.9% (continued)
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.73% due 04/28/26[1,3]	$650,000	$639,990
2014-3A, 3.48% due 04/28/26[1,3]	400,000	393,760
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.23% due 12/20/18[1,3]	1,036,000	1,014,866
Ares XXIII CLO Ltd.
2014-1AR, 3.43% due 04/19/23[1,3]	1,000,000	995,000
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.68% due 10/20/25[1,3]	1,000,000	992,100
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.13% due 07/15/23[1,3]	1,000,000	990,100
Flagship CLO VI
2007-1A, 2.64% due 06/10/21[1,3]	1,000,000	969,800
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/21[1,3]	1,000,000	966,300
Carlyle Global Market Strategies
2014-2AR, 4.13% due 07/20/23[1,3]	750,000	744,225
2012-3A, 0.00% due 10/04/24[3,6,9]	250,000	220,050
Lime Street CLO Corp.
2007-1A, 2.75% due 06/20/21[1,3]	1,000,000	957,900
Highland Park CDO I Ltd.
2006-1A, 0.56% due 11/25/51[1,3]	987,652	952,294
WhiteHorse IV Ltd.
2007-4A, 1.68% due 01/17/20[1,3]	1,000,000	951,400
Churchill Financial Cayman Ltd.
2007-1A, 2.83% due 07/10/19[1,3]	1,000,000	939,200
Highbridge Loan Management 2013-2 Ltd.
2013-2A, 3.93% due 10/20/24[1,3]	1,000,000	937,600
Icon Brand Holdings LLC
2013-1A, 4.35% due 01/25/43[3]	904,078	898,021
Keuka Park CLO Limited
2013-1A, 0.00% due 10/21/24[3,6,9]	1,000,000	823,300
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[3,9]	1,000,000	774,200
Acis CLO 2013-1 Ltd.
2013-1A, 3.18% due 04/18/24[1,3]	800,000	768,560
ARES XII CLO Ltd.
2007-12A, 3.48% due 11/25/20[1,3]	750,000	749,925
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due 10/20/21[1,3]	750,000	746,550
Central Park CLO Ltd.
2011-1A, 3.43% due 07/23/22[1,3]	750,000	740,550
CIFC Funding 2012-I Ltd.
2014-1AR, 3.30% due 08/14/24[1,3]	750,000	739,050
GSAMP Trust
2005-HE6, 0.61% due 11/25/35[1]	800,000	737,293
Venture XII CLO Ltd.
2013-12A, 3.09% due 02/28/24[1,3]	750,000	717,300
Grayson CLO Ltd.
2006-1A, 0.64% due 11/01/21[1,3]	750,000	696,975
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.80% due 09/20/23[1,3]	700,000	687,610
Saxon Asset Securities Trust
2005-4, 0.61% due 11/25/37[1]	750,000	651,119
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.48% due 02/01/23[1,3]	650,000	635,570
GreenPoint Mortgage Funding Trust
2005-HE4, 0.87% due 07/25/30[1]	672,324	634,231
Blade Engine Securitization Ltd.
2006-1A, 1.16% due 09/15/41[1]	819,231	622,616
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/26[1,3]	600,000	579,000
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.46% due 11/14/33[1,3]	675,874	574,493
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[3,9]	750,000	522,750
Apidos CDO IX
2012-9A, 3.98% due 07/15/23[1,3]	500,000	507,950
DIVCORE CLO Ltd.
2013-1A B, 4.06% due 11/15/32	500,000	500,150
GoldenTree Credit Opportunities 2012-1 Financing Ltd.
2012-1A, 4.24% due 09/15/24[1,3]	500,000	499,000
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 3.83% due 04/20/25[1,3]	500,000	498,650
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.73% due 04/25/26[1,3]	500,000	497,750
Garrison Funding 2013-2 Ltd.
2013-2A, 3.63% due 09/25/23[1,3]	500,000	495,300

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
ASSET BACKED SECURITIES†† - 38.9% (continued)
KKR CLO Trust
2012-1A, 3.54% due 12/15/24[1,3]	$500,000	$492,050
ICE EM CLO
2007-1A, 0.93% due 08/15/22[1,3]	500,000	483,900
Golub Capital Partners Fundings Ltd.
2007-1A, 0.99% due 03/15/22[1,3]	500,000	482,300
ColumbusNova CLO Limited
2007-1A, 1.58% due 05/16/19[1,3]	500,000	481,900
OZLM Funding V Ltd.
2013-5A, 3.23% due 01/17/26[1,3]	500,000	481,050
AMMC CLO XIV Ltd.
2014-14A, 3.15% due 07/27/26[1,3]	500,000	476,500
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[1,3]	500,000	474,500
CIFC Funding 2014 Ltd.
2014-1A, 3.03% due 04/18/25[1,3]	500,000	474,350
Cerberus Offshore Levered I, LP
2012-1A, 6.24% due 11/30/18[1,3]	250,000	250,125
2012-1A, 4.99% due 11/30/18[1,3]	221,168	221,124
Westwood CDO I Ltd.
2007-1A, 0.92% due 03/25/21[1,3]	500,000	465,400
MCF CLO IV LLC
2014-1A, 6.13% due 10/15/25[1,3]	500,000	448,600
TCW Global Project Fund III Ltd.
2005-1A, 0.88% due 09/01/17†††,1,3	420,030	410,621
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[1,3]	413,369	407,624
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.06% due 10/25/25[1,3]	400,000	398,600
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/37[1,3]	428,273	389,728
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due 04/24/24[1,3]	400,000	385,160
Acis CLO 2013-2 Ltd.
2013-2A, 3.44% due 10/14/22[1,3]	375,000	375,150
TICC CLO 2012-1 LLC
2012-1A, 4.98% due 08/25/23[1,3]	350,000	350,035
Covenant Credit Partners CLO I Ltd.
2014-1A, 3.15% due 07/20/26[1,3]	350,000	332,045
Airplanes Pass Through Trust
2001-1A, 0.71% due 03/15/19[1]	776,467	324,175
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.93% due 04/15/25[1,3]	250,000	249,375
TICP CLO II Ltd.
2014-2A, 3.23% due 07/20/26[1,3]	250,000	239,150
Eastland CLO Ltd.
2007-1A, 0.63% due 05/01/22[1,3]	250,000	232,600
Aerco Ltd.
2000-2A, 0.62% due 07/15/25[1]	488,349	219,757
First Franklin Mortgage Loan Trust
2006-FF1, 0.51% due 01/25/36[1]	150,000	132,112
Drug Royalty Limited Partnership 1
2012-1, 5.48% due 07/15/24[1,3]	126,667	130,861
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[3]	76,601	75,529
Structured Asset Receivables Trust Series
2005-1A, 0.73% due 01/21/15[1,3]	32,661	31,524
Marathon CLO II Ltd.
2005-2A, 0.00% due 12/20/19[3,9]	250,000	27,500
BlackRock Senior Income Series Corp.
0.00% due 09/15/16[9]	500,000	50
Total Asset Backed Securities
(Cost $283,720,263)		283,726,956

CORPORATE BONDS††- 23.8%
Financial - 15.3%
EPR Properties
5.75% due 08/15/22	7,680,000	8,389,371
5.25% due 07/15/23	4,400,000	4,587,827
Citigroup, Inc.
5.35% due 05/29/49[1,2]	5,500,000	5,073,749
5.80% due 11/29/49[1,2]	4,000,000	4,000,000
6.30% due 05/15/24[1,2]	2,375,000	2,339,375
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2]	9,900,000	9,949,500
Bank of America Corp.
5.13% due 12/29/49[1,2]	3,650,000	3,519,969
6.25% due 09/29/49[1,2]	2,600,000	2,569,936
6.50% due 10/23/24[1,2]	2,000,000	2,035,800
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2]	4,750,000	4,647,576
5.15% due 12/31/49[1,2]	2,125,000	2,001,750
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[3]	3,400,000	3,788,784
4.38% due 09/15/54[1,3]	1,300,000	1,306,898
Ironshore Holdings US, Inc.
8.50% due 05/15/20[3]	3,835,000	4,607,603
First American Financial Corp.
4.60% due 11/15/24	4,000,000	4,055,564

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
CORPORATE BONDS††,8- 23.8% (continued)
Financial - 15.3% (continued)
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	$3,100,000	$3,193,620
5.88% due 02/01/22	300,000	301,313
3.50% due 03/15/17	200,000	200,000
Fifth Third Bancorp
4.90% due 12/29/49[1,2]	2,000,000	1,935,000
5.10% due 12/31/49[1,2]	1,840,000	1,704,300
HSBC Holdings plc
5.63% due 12/29/49[1,2]	2,200,000	2,207,700
6.38% due 09/17/24 [1,2]	800,000	808,000
Wintrust Financial Corp.
5.00% due 06/13/24	2,700,000	2,840,454
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24	2,600,000	2,742,847
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[3]	2,650,000	2,630,125
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	2,300,000	2,533,503
Nordea Bank AB
6.13% due 12/29/49[1,2,3]	1,300,000	1,286,025
5.50% due 09/29/49[1,2,3,7]	1,000,000	986,250
AmTrust Financial Services, Inc.
6.13% due 08/15/23	2,000,000	2,109,360
Farmers Exchange Capital III
5.45% due 10/15/54[1,3]	2,000,000	2,075,019
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	2,000,000	2,060,430
Customers Bank
6.13% due 06/26/29[1,3]	2,000,000	2,035,000
Ares Finance Company LLC
4.00% due 10/08/24[3]	1,800,000	1,767,962
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,3]	1,650,000	1,675,080
ACC Group Housing LLC
6.35% due 07/15/54†††,3	625,000	647,813
3.50% due 07/15/18†††,3	625,000	629,875
Cadence Bank North America
6.25% due 06/28/29[1,3,5,10]	1,200,000	1,218,000
BBVA Bancomer S.A.
4.38% due 04/10/24[3]	1,150,000	1,155,750
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	1,000,000	1,093,530
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	1,066,327	1,081,287
Nippon Life Insurance Co.
5.10% due 10/16/44[1,3]	1,000,000	1,045,000
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	925,000	973,016
Dai-ichi Life Insurance Company Ltd.
5.10% due 10/28/24[1,2,3]	800,000	833,000
Royal Bank of Scotland Group plc
5.13% due 05/28/24		700,000	712,034
Skyway Concession Company LLC
0.64% due 06/30/26[1,3]		750,000	611,250
Tri-Command Military Housing LLC
5.38% due 02/15/48[3]		565,714	529,542
CIC Receivables Master Trust
4.89% due 10/07/21†††		500,000	507,300
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,3]		368,000	401,120
Credit Suisse Group AG
6.25% due 12/29/49[1,2,3]		300,000	288,525
Allstate Corp.
5.75% due 08/15/53[1]		250,000	263,438
Cadence Financial Corp.
4.88% due 06/28/19[3,5,10]		250,000	251,250
Jackson National Life Insurance Co.
8.15% due 03/15/27[3]		125,000	164,218
National Life Insurance Co.
10.50% due 09/15/39[3]		100,000	158,042
MetLife Capital Trust IV
7.88% due 12/15/37[3]		115,000	146,913
Scottrade Financial Services, Inc.
6.13% due 07/11/21[3]		125,000	133,818
Prosight Global Inc.
7.50% due 11/26/20†††,5		100,000	102,330
LCP Dakota Fund
10.00% due 08/17/15[5]		28,800	28,791
Total Financial			110,941,532
Industrial - 2.1%
Owens Corning
4.20% due 12/01/24		3,500,000	3,454,031
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]		2,954,366	2,954,366
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18		2,500,000	2,606,250
Trimble Navigation Ltd.
4.75% due 12/01/24		1,700,000	1,741,812
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19		1,700,000	1,581,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu
7.13% due 04/15/19		800,000	827,000
Xefin Lux SCA
3.83% due 06/01/19	EUR	450,000	544,563
CEVA Group plc
7.00% due 03/01/21[3]		500,000	482,500

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
CORPORATE BONDS††,8- 23.8% (continued)
Industrial - 2.1% (continued)
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	$120,000	$123,600
Total Industrial		14,315,122
Consumer, Cyclical - 1.9%
QVC, Inc.
4.85% due 04/01/24	1,700,000	1,731,079
4.38% due 03/15/23	1,000,000	1,003,442
7.38% due 10/15/20[3]	650,000	680,875
United Airlines 2014-2 Class B Pass Through Trust
4.63% due 09/03/22	2,875,000	2,817,500
HP Communities LLC
5.12% due 03/15/22[3]	1,590,866	1,674,529
5.62% due 09/15/32[3]	1,000,000	1,031,400
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.38% due 08/01/21	1,618,000	1,694,855
Northern Group Housing LLC
6.80% due 08/15/53[3]	1,200,000	1,423,764
GRD Holdings III Corp.
10.75% due 06/01/19[3]	825,000	901,313
Petco Animal Supplies, Inc.
9.25% due 12/01/18[3]	600,000	628,500
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20[7]	271,794	281,307
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	254,391	267,111
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 07/02/20[5]	67,532	69,136
Total Consumer, Cyclical		14,204,811
Energy - 1.4%
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
8.38% due 06/01/19	3,360,000	3,519,600
Exterran Holdings, Inc.
7.25% due 12/01/18	1,400,000	1,372,000
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[3]	1,150,000	1,150,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	925,000	948,125
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	1,000,000	775,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	1,000,000	772,500
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3,7]	809,400	650,555
Unit Corp.
6.63% due 05/15/21	700,000	626,500
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35% due 06/30/21[3,10]	191,250	178,819
Total Energy		9,993,099
Basic Materials - 1.1%
Yamana Gold, Inc.
4.95% due 07/15/24	3,750,000	3,659,913
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	2,150,000	1,961,903
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3]	850,000	766,917
4.45% due 11/15/21[3]	625,000	593,924
TPC Group, Inc.
8.75% due 12/15/20[3]	745,000	724,513
Eldorado Gold Corp.
6.13% due 12/15/20[3]	550,000	533,500
Total Basic Materials		8,240,670
Consumer, Non-cyclical - 0.9%
CDK Global, Inc.
4.50% due 10/15/24	3,750,000	3,803,978
Central Garden and Pet Co.
8.25% due 03/01/18	1,950,000	1,964,625
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	1,060,000	1,111,940
Total Consumer, Non-cyclical		6,880,543
Diversified - 0.5%
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	2,000,000	2,030,000
Leucadia National Corp.
5.50% due 10/18/23	1,500,000	1,536,183
Harbinger Group, Inc.
7.88% due 07/15/19	200,000	213,000
Total Diversified		3,779,183
Communications - 0.2%
Avaya, Inc.
7.00% due 04/01/19[3]	950,000	926,250
DISH DBS Corp.
5.88% due 11/15/24	800,000	804,000
Total Communications		1,730,250
Other - 0.2%
Northwoods Capital Ltd.
1.78% due 10/22/21	1,500,000	1,483,800
Industrials - 0.2%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††	750,000	777,975
SBM Baleia Azul
5.50% due 09/15/27†††	453,600	401,617
Total Industrials		1,179,592
Technology - 0.0%
NCR Corp.
6.38% due 12/15/23	300,000	312,000
Total Corporate Bonds
(Cost $172,941,444)		173,060,602

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
MUNICIPAL BONDS††- 7.9%
New Jersey - 1.8%
New Jersey Transportation Trust Fund Authority Revenue Bonds
0.00% due 12/15/30[6]	$14,335,000	$7,218,675
0.00% due 12/15/32[6]	11,750,000	5,278,687
Total New Jersey		12,497,362
Illinois - 1.5%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	5,635,209
6.90% due 03/01/35	1,600,000	1,843,952
6.63% due 02/01/35	500,000	556,665
County of Cook Illinois General Obligation Unlimited
6.23% due 11/15/34	2,300,000	2,515,004
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	300,000	317,802
5.00% due 01/01/27	200,000	215,132
0.00% due 01/01/30[6]	310,000	154,529
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/44	250,000	287,470
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds
6.90% due 01/01/40	200,000	262,324
Total Illinois		11,788,087
Puerto Rico - 1.2%
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.25% due 07/01/35	1,250,000	1,281,675
4.95% due 07/01/26	850,000	855,262
5.50% due 07/01/28	800,000	841,304
5.00% due 07/01/29	765,000	761,099
Commonwealth of Puerto Rico General Obligation Unlimited
5.00% due 07/01/31	1,500,000	1,503,060
5.13% due 07/01/30	1,035,000	1,035,052
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.13% due 07/01/47	2,000,000	2,001,940
Puerto Rico Municipal Finance Agency General Obligation Unlimited
5.00% due 08/01/27	550,000	551,287
Total Puerto Rico		8,830,679
Texas - 1.0%
Harris County-Houston Sports Authority Revenue Bonds
0.00% due 11/15/46[6]	10,315,000	2,333,872
0.00% due 11/15/42[6]	4,315,000	1,207,208
0.00% due 11/15/44[6]	3,000,000	761,070
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds
7.09% due 01/01/42	2,000,000	2,687,840
Total Texas		6,989,990
Michigan - 0.9%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	4,900,000	6,489,804
Florida - 0.8%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[6]	13,000,000	3,043,560
0.00% due 10/01/42[6]	10,000,000	2,734,500
Total Florida		5,778,060
Alabama - 0.3%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/36[6]	2,350,000	673,604
0.00% due 10/01/34[6]	1,800,000	593,316
0.00% due 10/01/35[6]	1,375,000	422,826
0.00% due 10/01/31[6]	725,000	303,420
0.00% due 10/01/32[6]	720,000	277,560
Total Alabama		2,270,726
California - 0.4%
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/36[6]	1,950,000	759,447
0.00% due 08/01/35[6]	1,265,000	518,852
San Francisco City & County Redevelopment Agency Tax Allocation
4.87% due 08/01/35	500,000	504,390
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	400,000	426,712
Total California		2,209,401
Total Municipal Bonds
(Cost $54,816,692)		56,854,109

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.3%
HarborView Mortgage Loan Trust
2006-14, 0.31% due 01/25/47[1]	8,025,009	6,271,360
2006-12, 0.35% due 01/19/38[1]	3,829,972	3,244,913
LSTAR Securities Investment Trust
2014-1, 3.26% due 09/01/21[1,3,5,10]	8,385,168	8,385,168
SRERS Funding Ltd.
2011-RS, 0.41% due 05/09/46[1,3]	6,199,668	5,905,184
Luminent Mortgage Trust
2006-2, 0.37% due 02/25/46[1]	6,544,800	4,931,213
American Home Mortgage Investment Trust
2006-1, 0.37% due 03/25/46[1]	4,597,785	3,856,792

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.3% (continued)
COMM 2014-KYO Mortgage Trust
2014-KYO, 2.51% due 06/11/27[1,3]	$3,000,000	$2,982,381
American Home Mortgage Assets Trust
2007-1, 0.81% due 02/25/47[1]	4,850,363	2,979,874
CSMC Series
2014-ICE, 2.31% due 04/15/27[1,3]	2,500,000	2,484,875
WaMu Mortgage Pass-Through Certificates Series 2006-AR11 Trust
2006-AR11, 1.03% due 09/25/46[1]	2,645,718	2,007,835
Alternative Loan Trust
2003-18CB, 5.25% due 09/25/33	1,912,471	1,986,807
CSMC Series 2014-6R
2014-6R, 0.35% due 09/27/36[1,3]	1,435,670	1,362,238
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust
2006-8, 5.76% due 10/25/36	860,707	690,725
2006-8, 4.88% due 10/25/36	633,102	460,943
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9, 0.95% due 11/25/46[1]	1,431,953	997,596
Alliance Bancorp Trust
2007-OA1, 0.41% due 07/25/37[1]	1,401,337	959,393
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	1,065,194	906,441
Wells Fargo Alternative Loan 2007-PA3 Trust
2007-PA3, 6.25% due 07/25/37	958,009	867,255
GreenPoint Mortgage Funding Trust
2007-AR1, 0.25% due 02/25/47[1]	571,176	529,271
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	726,883	514,499
Morgan Stanley Re-REMIC Trust
2010-R5, 0.45% due 06/26/36[1,3]	649,175	464,530
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.40% due 02/25/36[1]	545,203	463,812
Nomura Resecuritization Trust
2012-1R, 0.61% due 08/27/47[1,3]	483,335	447,085
Total Collateralized Mortgage Obligations
(Cost $53,981,852)		53,700,190

SENIOR FLOATING RATE INTERESTS††,8- 5.4%
Consumer, Cyclical - 1.3%
Burger King Corp.
4.50% due 12/12/21	1,500,000	1,493,565
Eyemart Express
5.00% due 12/16/21	1,500,000	1,492,500
Mattress Firm
5.25% due 10/20/21	1,250,000	1,240,625
BBB Industries, LLC
6.00% due 11/03/21	1,000,000	990,000
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20	980,392	967,725
ServiceMaster Co.
4.25% due 07/01/21	698,250	684,285
Neiman Marcus Group, Inc.
4.25% due 10/25/20	595,500	581,232
Michaels Stores, Inc.
4.00% due 01/28/20	548,625	538,338
Fleetpride Corp.
5.25% due 11/19/19	409,431	400,559
1-800 Contacts, Inc.
4.25% due 01/29/21	297,750	289,190
Sears Holdings Corp.
5.50% due 06/30/18	299,244	287,275
Compucom Systems, Inc.
4.25% due 05/07/20	300,000	285,939
Warner Music Group
3.75% due 07/01/20	199,495	191,515
Capital Automotive LP
6.00% due 04/30/20	140,000	139,300
Navistar, Inc.
5.75% due 08/17/17	62,500	62,031
Container Store, Inc.
4.25% due 04/06/19	35,607	34,361
Total Consumer, Cyclical		9,678,440
Industrial - 1.1%
Travelport Holdings LLC
6.00% due 09/02/21	2,800,000	2,790,369
Rise Ltd.
4.74% due 02/12/39	2,085,417	2,095,844
Hardware Holdings LLC
6.75% due 03/30/20†††	847,875	822,439
CareCore National LLC
5.50% due 03/05/21	598,492	591,011
Brickman Group Holdings, Inc.
4.00% due 12/18/20	497,494	482,101
AABS Ltd.
4.87% due 01/15/38	440,104	445,033
Sabre, Inc.
4.00% due 02/19/19	370,761	363,609
Wencor Group
4.50% due 06/19/21	299,271	295,530
CPM Acquisition Corp.
6.25% due 08/29/17	169,286	168,651
10.25% due 03/01/18	70,000	70,000
Thermasys Corp.
5.25% due 05/03/19	96,875	94,938
Total Industrial		8,219,525
Consumer, Non-cyclical - 1.0%
Albertson's (Safeway) Holdings LLC
4.50% due 08/25/21	3,500,000	3,496,360

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount		Value
SENIOR FLOATING RATE INTERESTS††,8- 5.4% (continued)
Consumer, Non-cyclical - 1.0% (continued)
Hanesbrands, Inc.
3.50% due 07/30/21	EUR	1,293,500	$1,567,274
Grocery Outlet, Inc.
5.75% due 10/21/21		1,000,000	997,500
Siemens Audiology Solutions
5.50% due 12/10/21		400,000	397,916
Performance Food Group
6.25% due 11/14/19		348,362	340,959
Sage Products, Inc.
5.00% due 12/13/19		200,000	198,500
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19		121,166	117,531
Total Consumer, Non-cyclical			7,116,040
Technology - 0.8%
Avago Technologies Ltd.
3.75% due 05/06/21		2,839,250	2,826,246
TIBCO Software, Inc.
6.50% due 11/25/20		2,000,000	1,933,340
EIG Investors Corp.
5.00% due 11/09/19		638,674	633,884
Evergreen Skill
5.75% due 04/28/21		349,125	341,161
Deltek, Inc.
4.50% due 10/10/18		216,339	213,527
Aspect Software, Inc.
7.25% due 05/07/16		16,320	15,831
Total Technology			5,963,989
Communications - 0.7%
Avaya, Inc.
4.67% due 10/26/17		1,326,429	1,270,056
6.50% due 03/31/18		199,411	196,087
Internet Brands
5.00% due 07/08/21		1,121,706	1,103,006
Charter Communications Operating LLC
4.25% due 09/10/21		1,000,000	1,005,630
Proquest LLC
5.25% due 10/24/21		1,000,000	990,000
Interactive Data Corp.
4.75% due 05/02/21		398,000	394,518
Light Tower Fiber LLC
4.00% due 04/13/20		394,000	384,891
Total Communications			5,344,188
Basic Materials - 0.3%
Fortescue Metals Group Ltd.
3.75% due 06/30/19		1,389,447	1,258,839
Styrolution US Holding, LLC
6.50% due 11/07/19		600,000	580,500
Total Basic Materials			1,839,339
Financial - 0.2%
Corporate Capital Trust
4.00% due 05/20/19		992,500	980,094
National Financial Partners Corp.
4.50% due 07/01/20		395,011	390,074
American Stock Transfer & Trust
5.75% due 06/26/20		241,624	239,811
First Data Corp.
3.67% due 03/23/18	20,000	19,588
Total Financial		1,629,567
Total Senior Floating Rate Interests
(Cost $40,194,641)		39,791,088

MORTGAGE BACKED SECURITIES†† - 4.1%
COMM 2014-KYO Mortgage Trust
2014-KYO, 2.16% due 06/11/27[1,3]	6,000,000	5,964,665
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.65% due 12/15/16[1,3]	3,000,000	3,000,960
2014-BXCH, 4.40% due 12/15/16[1,3]	2,000,000	2,000,608
Hilton USA Trust
2013-HLT, 5.22% due 11/05/18[1,3]	3,000,000	3,073,688
2013-HLT, 4.41% due 11/05/30[3]	1,750,000	1,789,879
Boca Hotel Portfolio Trust
2013-BOCA, 3.21% due 08/15/26[1,3]	1,700,000	1,698,970
BLCP Hotel Trust
2014-CLRN, 2.66% due 08/15/29[1,3]	1,500,000	1,501,485
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 3.11% due 06/15/28[1,3]	1,500,000	1,493,379
BBCMS Trust
2013-TYSN, 3.71% due 09/05/32[3]	1,500,000	1,473,387
BB-UBS Trust
2012-SHOW, 4.03% due 11/05/36[1,3]	1,500,000	1,447,952
CGBAM Commercial Mortgage Trust
2014-HD, 1.76% due 02/15/31[1,3]	1,250,000	1,247,378
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,3	1,121,421	1,102,356
GMAC Commercial Mortgage Asset Corp.
2003-PRES ,6.24% due 10/10/41†††,3	963,571	1,023,987
Resource Capital Corp.
2014-CRE2, 2.66% due 04/15/32[1,3]	1,000,000	991,646
T2 Income Fund CLO Ltd.
2007-1X, 1.73% due 07/15/19	925,000	923,705
Motel 6 Trust
2012-MTL6, 3.78% due 10/05/25[3]	750,000	741,617
LSTAR Commercial Mortgage Trust
2014-2, 5.15% due 01/20/41[1,3]	500,000	509,423

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 4.1% (continued)
BAMLL-DB Trust
2012-OSI, 5.81% due 04/13/29[3]	$200,000	$210,550
Total Mortgage Backed Securities
(Cost $29,851,195)		30,195,635

GOVERNMENT SECURITIES† - 0.5%
U.S. Treasury Bonds
0.00% due 05/15/44††,6	6,303,000	2,726,482
Kenya Government International Bond
6.88% due 06/24/24††,3	1,100,000	1,152,250
Commonwealth of the Bahamas
6.95% due 11/20/29††,3	110,000	128,975
Total Government Securities
(Cost $3,854,462)		4,007,707

REPURCHASE AGREEMENT††,5,11 - 1.5%
Jefferies & Company, Inc.
issued 12/30/14 at 3.27%
due 02/13/15	11,103,000	11,103,000
Total Repurchase Agreement
(Cost $11,103,000)		11,103,000
Total Investments - 103.8%
(Cost $756,930,195)	$758,321,868
Other Assets & Liabilities, net - (3.8)%	(27,663,836)
Total Net Assets - 100.0%	$730,658,032

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.68%	08/29/43	$2,000,000	$437,200	$437,200
Merrill Lynch	Pay	3-Month USD-LIBOR	3.89%	09/09/43	1,500,000	390,600	390,600
Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	09/26/43	900,000	188,730	188,730
Merrill Lynch	Pay	3-Month USD-LIBOR	2.70%	12/24/44	8,500,000	69,700	69,700
Merrill Lynch	Pay	3-Month USD-LIBOR	2.06%	12/24/21	23,000,000	34,500	34,500
Merrill Lynch	Pay	3-Month USD-LIBOR	2.29%	12/24/24	3,000,000	3,300	3,300
							$1,124,030

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2014	Net Unrealized Appreciation
BNY Mellon	1,800,000	EUR	01/9/15	$2,225,970	$2,178,689	$47,281

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2014.
[2]	Perpetual maturity.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $333,055,385 (cost $332,574,165), or 45.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Affiliated issuer — See Note 6.
[5]	Illiquid security.
[6]	Zero coupon rate security.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements
[8]	The face amount is denominated in U.S. Dollars unless otherwise noted.
[9]	Residual Interest.
[10]
Security is a 144A or Section 4(a)2 security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)2 securities is $10,033,236 (cost $10,027,567) or 1.4% of total net assets — See Note 7.

[11]	Repurchase agreement — See Note 8.

plc — Public Limited Company
REIT —	Real Estate Investment Trust

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 97.1%
Consumer, Non-cyclical - 25.0%
Pfizer, Inc.	59,800	$1,862,769
Novartis AG††	20,000	1,855,056
Roche Holding AG††	6,100	1,652,914
Merck & Company, Inc.	29,000	1,646,910
Eli Lilly & Co.	22,500	1,552,275
Baxter International, Inc.	20,000	1,465,800
Cardinal Health, Inc.	18,100	1,461,213
Koninklijke Ahold N.V.††	79,600	1,414,827
Anthem, Inc.	11,100	1,394,937
Dr Pepper Snapple Group, Inc.	15,500	1,111,040
Nestle S.A.††	14,900	1,086,334
Johnson & Johnson	9,200	962,044
Singapore Press Holdings Ltd.††	279,000	885,623
Kimberly-Clark Corp.	7,100	820,334
Altria Group, Inc.	12,200	601,094
Philip Morris International, Inc.	7,100	578,295
Procter & Gamble Co.	5,600	510,104
GlaxoSmithKline plc††	12,100	259,515
Reynolds American, Inc.	4,000	257,080
Automatic Data Processing, Inc.	3,000	250,110
AmerisourceBergen Corp. — Class A	2,200	198,352
Total Consumer, Non-cyclical		21,826,626
Financial - 15.7%
People's United Financial, Inc.	72,600	1,102,068
National Australia Bank Ltd.††	37,000	1,009,116
New York Community Bancorp, Inc.	62,800	1,004,800
Friends Life Group Ltd.††	174,200	989,401
Insurance Australia Group Ltd.††	194,600	988,197
Stockland††	273,400	913,775
American Capital Agency Corp.	40,300	879,749
Government Properties Trust, Inc.*,††	247,000	874,245
ASX Ltd.††	29,100	868,284
Annaly Capital Management, Inc.	77,500	837,775
Novion Property Group††	485,000	833,724
Bendigo & Adelaide Bank Ltd.††	78,300	814,252
Boston Properties, Inc.	4,700	604,843
Simon Property Group, Inc.	3,000	546,330
Wells Fargo & Co.	8,700	476,934
Admiral Group plc††	21,300	436,676
U.S. Bancorp	7,300	328,135
Gjensidige Forsikring ASA††	11,200	182,584
Hannover Rueck SE††	800	72,175
Total Financial		13,763,063
Communications - 14.2%
AT&T, Inc.	48,600	1,632,473
Verizon Communications, Inc.	25,700	1,202,246
NTT DOCOMO, Inc.††	76,600	1,115,670
Swisscom AG††	2,000	1,049,581
Time Warner Cable, Inc.	6,900	1,049,214
PCCW Ltd.††	1,447,600	985,664
Spark New Zealand Ltd.††	396,800	961,922
Belgacom S.A.††	26,412	958,392
Elisa Oyj††	33,600	917,182
Bezeq The Israeli Telecommunication Corporation Ltd.††	417,600	740,841
Motorola Solutions, Inc.	9,900	664,092
Windstream Holdings, Inc.	72,000	593,280
CenturyLink, Inc.	13,000	514,540
Total Communications		12,385,097
Utilities - 11.9%
Duke Energy Corp.	18,200	1,520,429
Southern Co.	30,800	1,512,588
CLP Holdings Ltd.††	128,600	1,113,607
Power Assets Holdings Ltd.††	109,000	1,053,820
PPL Corp.	25,100	911,883
Enagas S.A.††	28,500	898,987
Snam SpA††	173,300	857,764
AGL Energy Ltd.††	76,400	833,398
TransAlta Corp.††	80,700	730,732
SSE plc††	22,500	568,204
Entergy Corp.	5,100	446,148
Total Utilities		10,447,560
Consumer, Cyclical - 10.9%
Wal-Mart Stores, Inc.	19,100	1,640,308
McDonald's Corp.	12,100	1,133,770
Mitsui & Company Ltd.††	83,200	1,114,448
ITOCHU Corp.††	100,700	1,075,117
InterContinental Hotels Group plc††	24,600	989,512
Compass Group plc††	56,400	963,240
Sumitomo Corp.††	93,600	961,457
Marubeni Corp.††	130,800	782,724
Mitsubishi Corp.††	30,500	558,224
Costco Wholesale Corp.	2,500	354,375
Total Consumer, Cyclical		9,573,175
Industrial - 9.0%
Lockheed Martin Corp.	8,200	1,579,073
AP Moeller - Maersk A/S — Class A††	650	1,243,873
TransDigm Group, Inc.	4,700	922,845
IMI plc††	45,600	891,481
Northrop Grumman Corp.	5,600	825,384
Rexam plc††	109,900	773,587
Cheung Kong Infrastructure Holdings Ltd.††	93,500	687,582
United Parcel Service, Inc. — Class B	3,100	344,627
Waste Management, Inc.	6,000	307,920
Caterpillar, Inc.	3,300	302,049
Total Industrial		7,878,421
Technology - 4.3%
International Business Machines Corp.	9,500	1,524,180
Apple, Inc.	7,100	783,698
Canon, Inc.††	20,100	638,934
Intel Corp.	12,200	442,738
Microsoft Corp.	7,600	353,020
Total Technology		3,742,570
Energy - 3.4%
ConocoPhillips	20,500	1,415,730

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Energy - 3.4% (continued)
Exxon Mobil Corp.	5,100	$471,495
Pembina Pipeline Corp.††	10,700	389,945
Repsol S.A.††	17,200	322,023
Vermilion Energy, Inc.††	5,800	284,558
Chevron Corp.	1,100	123,398
Total Energy		3,007,149
Basic Materials - 1.6%
Dow Chemical Co.	22,700	1,035,347
International Paper Co.	7,000	375,060
Total Basic Materials		1,410,407
Diversified - 1.1%
Hutchison Whampoa Ltd.††	82,368	941,602
Total Common Stocks
(Cost $84,385,370)		84,975,670

EXCHANGE-TRADED FUNDS† - 1.0%
iShares MSCI All Country World Minimum Volatility ETF	8,000	550,720
PowerShares S&P International Developed Low Volatility Portfolio	11,000	340,340
Total Exchange-Traded Funds
(Cost $901,958)		891,060

SHORT TERM INVESTMENTS† - 1.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	1,198,631	1,198,631
Total Short Term Investments
(Cost $1,198,631)		1,198,631
Total Investments - 99.5%
(Cost $86,485,959)		$87,065,361
Other Assets & Liabilities, net - 0.5%		422,539
Total Net Assets - 100.0%		$87,487,900

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

plc — Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the options written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or lossif the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the differences between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2014:

Assets	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Alpha Opportunity Fund	$529,752	$83,277	$9,999,793	$105,493	$-	$10,718,315
Capital Stewardhip Fund	212,090,613	-	-	-	-	212,090,613
Enhanced World Equity Fund	5,685,096	-	-	-	-	5,685,096
Floating Rate Strategies Fund	55,859,763	-	991,602,014	-	57,405,489	1,104,867,266
High Yield Fund	10,186,277	-	116,056,532	167,801	6,817,643	133,228,253
Investment Grade Bond Fund	3,867,764	-	139,181,255	326,212	6,134,985	149,510,216
Large Cap Value Fund	60,166,507	-	-	-	-	60,166,507
Limited Duration Fund	9,096,492	-	109,619,741	-	1,811,190	120,527,423
Macro Opportunities Fund	559,512,469	915,300	1,787,932,416	13,429,206	63,900,360	2,425,689,751
Mid Cap Value Fund	1,191,574,133	-	-	-	7,519	1,191,581,652
Mid Cap Value Institutional Fund	569,866,000	-	-	-	6,953	569,872,953
Municipal Fund	3,484,858	-	53,822,671	-	-	57,307,529
Risk Managed Real Estate Fund	115,728,139	-	-	802,330	-	116,530,469
Small Cap Value Fund	25,440,614	-	-	-	55	25,440,669
StylePlus—Large Core Fund	158,477,079	-	44,585,398	12,623,709	-	215,686,186
StylePlus—Mid Growth Fund	67,330,440	-	19,129,157	5,485,291	-	91,944,888
Total Return Bond Fund	546,626,748	-	192,716,447	1,171,311	18,978,673	759,493,179
World Equity Income Fund	46,524,592	-	40,540,769	-	-	87,065,361
Liabilities
Enhanced World Equity Fund	$-	$24,593	$-	$-	$-	$24,593
Macro Opportunities Fund	354	-	1,002,500	3,009,400	-	4,012,254
Risk Managed Real Estate Fund	46,933,255	-	-	-	-	46,933,255
StylePlus—Large Core Fund	-	5,972	-	-	-	5,972
StylePlus—Mid Growth Fund	-	8,631	-	-	-	8,631

*	Other financial instruments may include forward foreign currency contracts, futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory Investments, at value	Ending Balance at 12/31/14	Valuation Technique	Unobservable Inputs
Floating Rate Strategies Fund	Senior Floating Rate Interests	$52,641,806	Monthly Model Priced	Purchase Price
Asset-Backed Securities		2,118,751	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds		1,531,440	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		1,113,492	Monthly Model Priced	Purchase Price
Total Corporate Bonds		2,644,932

High Yield Fund	Senior Floating Rate Interests	5,061,091	Monthly Model Priced	Purchase Price
Corporate Bonds		1,223,272	Monthly Model Priced	Purchase Price
		533,280	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Total Corporate Bonds		1,756,552

Investment Grade Bond Fund	Corporate Bonds	2,199,592	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stock		2,109,000	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Asset-Backed Securities		978,900	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Mortgage-Backed Securities		847,493	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Limited Duration Fund	Asset-Backed Securities	1,811,190	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Macro Opportunities Fund	Asset-Backed Securities	37,945,566	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds		11,393,008	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		1,640,385	Monthly Model Priced	Purchase Price
Total Corporate Bonds		13,033,393
Senior Floating Rate Interests		12,921,402	Monthly Model Priced	Purchase Price

Total Return Bond Fund	Asset-Backed Securities	12,962,981	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds		3,066,910	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Mortgage-Backed Securities		2,126,343	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
Senior Floating Rate Interests		822,439	Monthly Model Priced	Purchase Price

Transfers between investment levels may occur as the markets fluctuate and/or the availabliltiy of data used in the investment’s valuation changes.  The Funds recognized transfers between the levels as of the beginning of the period. As of December 31, 2014, the Funds had transfers in/out of Level 3 due to changes in securities valuation method. See the table below for changes to and from Level 2 and Level 3. World Equity Income Fund had transfers between Level 1 and Level 2 due to utilizing international fair value pricing during the period. There were no other securities that transferred between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2014:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Asset-Backed Securities	Corporate Bonds	Total
Floating Rate Strategies Fund
Assets:
Beginning Balance	$27,188,013	$2,113,450	$2,729,080	$32,030,543
Purchases	11,659,378	-	50,493	11,709,871
Sales	(504,615)	(320,479)	-	(825,094)
Total realized gains or losses included in earnings	(11,319)	-	-	(11,319)
Total change in unrealized gains or losses included in earnings	(1,120,688)	85,506	(134,641)	(1,169,823)
Transfers in Level 3	15,431,037	240,274	-	15,671,311
Transfers out of Level 3	-	-	-	-
Ending Balance	$52,641,806	$2,118,751	$2,644,932	$57,405,489

	Senior Floating Rate Interests	Corporate Bonds	Warrants	Total
High Yield Fund
Assets:
Beginning Balance	$1,762,119	$1,787,125	$-	$3,549,244
Purchases	787,338	10,973	-	798,311
Sales	(11,199)	-	-	(11,199)
Total realized gains or losses included in earnings	-	-	-	-
Total change in unrealized gains or losses included in earnings	(186,213)	(41,546)	-	(227,759)
Transfers in Level 3	2,993,029	-	-	2,993,029
Transfers out of Level 3	(283,983)	-	-	(283,983)
Ending Balance	$5,061,091	$1,756,552	$-	$6,817,643

	Asset-Backed Securities	Mortgaged-Backed Securities	Corporate Bonds	Preferred Stocks	Total
Investment Grade Bond Fund
Assets:
Beginning Balance	$-	$473,556	$2,255,460	$2,142,060	$4,871,076
Purchases	980,825	-	1,209,700	-	2,190,525
Sales	-	(2,212)	(6,100)	-	(8,312)
Total realized gains or losses included in earnings	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	(1,925)	31,038	(21,017)	(33,060)	(24,964)
Transfers in Level 3	-	345,111	-	-	345,111
Transfers out of Level 3	-	-	(1,238,451)	-	(1,238,451)
Ending Balance	$978,900	$847,493	$2,199,592	$2,109,000	$6,134,985

	Asset-Backed Securities	Total
Limited Duration Fund
Assets:
Beginning Balance	$888,202	$888,202
Purchases	980,825	980,825
Sales	(59,818)	(59,818)
Total realized gains or losses included in earnings	-	-
Total change in unrealized gains or losses included in earnings	1,981	1,981
Transfers in Level 3	-	-
Transfers out of Level 3	-	-
Ending Balance	$1,811,190	$1,811,190

	Senior Floating Rate Interests	Asset-Backed Securities	Corporate Bonds	Total
Macro Opportunities Fund
Assets:
Beginning Balance	$8,552,307	$10,038,356	$15,710,559	$34,301,222
Purchases	4,713,426	28,031,777	2,735,725	35,480,928
Sales	(121,489)	(875,045)	(13,420)	(1,009,954)
Total realized gains or losses included in earnings	-	-	-	-
Total change in unrealized gains or losses included in earnings	(88,322)	216,535	(60,082)	68,131
Transfers in Level 3	3,399,524	533,943	-	3,933,467
Transfers out of Level 3	(3,534,044)	-	(5,339,389)	(8,873,433)
Ending Balance	$12,921,402	$37,945,566	$13,033,393	$63,900,361

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Mortgage-Backed Securities	Asset-Backed Securities	Senior Floating Rate Interests	Corporate Bonds	Total
Total Return Bond Fund
Assets:
Beginning Balance	$947,112	$1,827,929	$-	$3,121,032	$5,896,073
Purchases	-	11,286,200	824,500	1,209,700	13,320,400
Sales	(5,233)	(170,662)	(2,125)	(6,100)	(184,120)
Total realized gains or losses included in earnings	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	50,528	19,514	64	(19,272)	50,834
Transfers in Level 3	1,133,936	-	-	-	1,133,936
Transfers out of Level 3	-	-	-	(1,238,450)	(1,238,450)
Ending Balance	$2,126,343	$12,962,981	$822,439	$3,066,910	$18,978,673

4. Options Written

Transactions in options written during the period ended December 31, 2014, were as follows:

Written Call Options
	Enhanced World Equity Fund		Macro Opportunities Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2014	503	$25,930	354	$225,834
Options Written	1,840	114,326	–	–
Options terminated in closing purchase transactions	(1,586)	(104,799)	–	–
Options expired	–	–	–	–
Options exercised	(25)	(1,541)	–	–
Balance at December 31, 2014	732	$33,916	354	$225,834

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Speculation	Index Exposure	Hedge	Duration	Leverage	Income
Alpha Opportunity Fund	x	x	x	–	x	x
Floating Rate Strategies Fund	–	–	x	–	–	–
High Yield Fund	–	–	x	–	–	–
Investment Grade Bond Fund	–	–	x	x	–	–
Macro Opportunities Fund	–	x	x	x	–	–
Risk Managed Real Estate Fund	–	–	–	–	x	–
StylePlus—Large Core Fund	–	x	–	–	–	–
StylePlus—Mid Growth Fund	–	x	–	–	–	–
Total Return Bond Fund	–	–	x	x	–	–

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

7. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Cost	Value
Floating Rate Strategies Fund	LSTAR Securities Investment Trust 2014-1
	3.26% due 09/01/21	09/25/14	$6,337,627	$6,337,627
	Premier Foods Finance plc
	5.56% due 03/16/20	03/06/14	4,268,140	3,497,779
	Travelport, LLC	11/15/13	2,068,211	1,800,496
			12,673,978	11,635,902

High Yield Fund	Travelport, LLC	04/15/13	1,585,768	1,400,344
	Pacific Premier Bancorp, Inc.
	5.75% due 09/03/24	08/25/14	1,250,000	1,275,000
	Odebrecht Offshore Drilling Finance Ltd.
	6.63% due 10/01/22	02/21/14	678,803	602,944
	R&R Ice Cream plc
	8.25% due 05/15/20	06/19/14	422,833	360,525
	IronGate Energy Services LLC
	11.00% due 07/01/18	07/10/13	113,058	80,400
			4,050,462	3,719,213

Investment Grade Bond Fund	LSTAR Securities Investment Trust 2014-1
	3.26% due 09/01/21	09/25/14	2,143,606	2,145,042
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	200,000	203,000
	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	150,000	150,750
			2,493,606	2,498,792

Limited Duration Fund	LSTAR Securities Investment Trust 2014-1
	3.26% due 09/01/21	09/25/14	1,950,039	1,950,039
	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	500,000	502,500
			2,450,039	2,452,539

Macro Opportunities Fund	LSTAR Securities Investment Trust 2014-1
	3.26% due 09/01/21	09/25/14	26,697,567	26,715,535
	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	4,000,000	4,020,000
	Travelport, LLC	11/19/13	223,286	194,957
	Odebrecht Offshore Drilling Finance Ltd.
	6.63% due 10/01/22	02/21/14	1,227,060	1,076,685
	Premier Foods Finance plc
	5.56% due 03/16/20	03/06/14	1,924,847	1,577,430
	IronGate Energy Services LLC
	11.00% due 07/01/18	07/10/13	565,292	402,000
	R&R Ice Cream plc
	8.25% due 05/15/20	06/19/14	328,870	280,409
			34,966,922	34,267,016

Total Return Bond Fund	LSTAR Securities Investment Trust 2014-1
	3.26% due 09/01/21	09/25/14	8,377,621	8,385,168
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	1,200,000	1,218,000
	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	250,000	251,250
	Odebrecht Drilling Norbe VII/IX Ltd
	6.35% due 06/30/21	12/01/11	199,946	178,819
			10,027,567	10,033,236

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
8. Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Bond Fund	Jefferies & Company, Inc.			Atlas Senior Loan Fund II Ltd.
	2.56% - 3.27%			0.00%
	Due 01/08/15 - 02/13/15	$5,341,000	$5,357,779	01/30/24	$1,717,735	$1,555,157

				OFSI Fund VI Ltd.
				5.60%
				03/20/25	1,599,000	1,281,595

				MC Funding Ltd.
				0.00%
				12/20/20	3,673,009	918,000

				Northwoods Capital VI Ltd.
				0.00%
				03/16/21	940,000	860,231

				Puerto Rico Commonwealth Aqueduct & Sewer Authority
				6.00%
				07/01/38	763,000	547,544

				Commonwealth of Puerto Rico
				5.50%
				07/01/18	315,000	297,344

				Structured Asset Investment Loan Trust
				0.68%
				08/25/35	280,000	203,617

Macro Opportunities Fund	Jefferies & Company, Inc.			ACIS CLO 2014-4 Ltd.
	3.16% - 3.27%			0.00%
	Due 01/05/15 - 02/13/15	61,730,880	61,888,004	05/01/26	25,375,000	22,780,727

				ACIS CLO 2014-3 Ltd.
				0.00%
				02/01/26	19,875,000	15,667,101

				Neuberger Berman CLO XIII Ltd.
				0.00%
				01/23/24	11,368,500	6,032,624

				Aberdeen Loan Funding Ltd.
				0.00%
				11/01/18	10,250	4,905,917

				Northwoods Capital VI Ltd.
				0.00%
				03/16/21	4,267,500	3,905,358

				Red River CLO Ltd.
				0.00%
				07/27/18	9,000	3,220,813

				Liberty CLO Ltd.
				0.00%
				11/01/17	5,000	1,875,000

				Atlas Senior Loan Fund II Ltd.
				0.00%
				01/30/24	2,025,765	1,834,032

				ARES XII CLO Ltd.
				0.00%
				11/25/20	4,000,000	1,769,081

				CIFC Funding Ltd.
				0.00%
				01/19/23	3,000,000	1,550,650

				Cedar Funding IV CLO Ltd.
				0.00%
				10/23/26	1,294,000	1,178,237

	Barclays			Blackboard, Inc.
	(0.10)%			7.75%
	Due 10/29/15 - 11/13/15	1,052,250	1,051,175	11/15/19	1,000,000	1,006,250

Total Return Bond Fund	Jefferies & Company, Inc.			Nomad CLO Ltd.
	3.27%			0.00%
	Due 02/13/15	11,103,000	11,148,384	01/15/25	11,200,000	9,503,012

				Stone Tower CLO V Ltd.
				0.00%
				07/16/20	1,975,000	1,073,292

				Jasper CLO Ltd.
				0.00%
				08/01/17	2,500	1,096,201
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	February 25, 2015

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	February 25, 2015

* Print the name and title of each signing officer under his or her signature.